                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-7820
                                  ---------------------------------------------

                 American Century Capital Portfolios, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64141
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:  March 31, 2003
                        --------------------------------------------------------
Date of reporting period:  September 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Equity Income
Small Cap Value

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You.......................................................   1

EQUITY INCOME

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Equity Income and Small Cap Value funds for the six months ended
September 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.
Sincerely,

/s/James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
Co-Chairman of the Board

                                                                          -----
                                                                          1

Equity Income - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                        SINCE      INCEPTION
                                1 YEAR      5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------
 INVESTOR CLASS                 20.17%      10.37%      14.06%       8/1/1994
-------------------------------------------------------------------------------
 LIPPER EQUITY INCOME INDEX     20.48%       2.31%       8.60%(1)       --
-------------------------------------------------------------------------------
 S&P 500 INDEX                  24.40%       1.00%      10.76%(1)       --
-------------------------------------------------------------------------------
 Institutional Class            20.40%      10.59%       8.65%       7/8/1998
-------------------------------------------------------------------------------
 Advisor Class                  19.88%      10.10%      10.93%       3/7/1997
-------------------------------------------------------------------------------
 C Class                        18.86%         --        3.99%       7/13/2001
-------------------------------------------------------------------------------
 R Class                           --          --       -0.41%(2)    8/29/2003
-------------------------------------------------------------------------------

(1) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made August 1, 1994

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
-------------------------------------------------------------------------------
                        1994*      1995      1996       1997       1998
-------------------------------------------------------------------------------
 Investor Class         2.48%     20.48%    20.89%     34.35%      1.67%
-------------------------------------------------------------------------------
 S&P 500 Index          1.55%     29.75%    20.33%     40.45%      9.05%
-------------------------------------------------------------------------------
 Lipper Equity Income   1.37%     20.28%    15.51%     33.25%      1.29%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         1999      2000       2001       2002       2003
-------------------------------------------------------------------------------
 Investor Class         15.98%     6.80%     14.30%     -3.72%     20.17%
-------------------------------------------------------------------------------
 S&P 500 Index          27.80%    13.28%    -26.62%    -20.49%     24.40%
-------------------------------------------------------------------------------
 Lipper Equity Income   13.36%     8.10%     -8.82%    -16.74%     20.48%
-------------------------------------------------------------------------------

* From 8/1/94, the Investor Class's inception date. Indices from 7/31/94, the date nearest the Investor Class's inception for which data are available. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
2

Equity Income - Portfolio Commentary

[photo of Phil Davidson and Scott Moore]

A portfolio commentary from Phil Davidson and Scott Moore, portfolio managers on the Equity Income investment team.

Equity Income posted a total return of 16.25%* for the six months ending
September 30, 2003, slightly trailing its benchmark, the Lipper Equity Income
Index, which returned 17.54% for the period.

Equity Income's long-term performance against its benchmark index has been strong--from the fund's inception on August 1, 1994, it has produced an average annual total return of 14.06%, significantly ahead of the 8.60% return recorded by the Lipper Equity Income Index for the same time period.

AN UPBEAT MARKET

The U.S. economy  continued to rebound during the period covered by this report, albeit at a somewhat sluggish pace. Despite deepening  unemployment,  higher oil prices and a faltering  dollar,  inflation  remained low,  prompting the Federal
Reserve to cut interest rates to a 45-year low in June. At the same time, rising corporate  profits,  solid retail  activity,  and strength in the housing market buoyed investor  confidence and helped drive stocks steadily higher. The S&P
500, considered representative of the broad market, gained 18.45% during the six months.  Both value-oriented and growth shares performed well during the period, while smaller companies pulled ahead of their larger-cap counterparts.

THE GREATEST GAINS

Financial stocks, which represented Equity Income's largest sector concentration on average, contributed the most to performance during the period. Our bottom-up approach  and emphasis on quality led us to a number of  well-performing  banks, property and  casualty  insurers,  and  securities  &  asset  managers  that continued  to thrive in a  low-interest-rate  environment.  Standout  performers included  securities  and asset  management  firm A.G.  Edwards  and  investment manager  T. Rowe  Price  Group,  whose  success  during the period was fueled by investors'  growing  confidence  about the improving  economy and  corresponding heightened activity in the equities market.

-------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.2%                  1.5%
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  4.0%
-------------------------------------------------------------------------------
Bank of America Corp.                     3.0%                    --
-------------------------------------------------------------------------------
Ameren Corp.,
9.75%, 5/15/05                            2.7%                  3.0%
-------------------------------------------------------------------------------
SBC Communications Inc.                   2.6%                  1.6%
-------------------------------------------------------------------------------
Emerson Electric Co.                      2.6%                  3.1%
-------------------------------------------------------------------------------
BP plc ADR                                2.4%                  3.8%
-------------------------------------------------------------------------------
WGL Holdings Inc.                         2.4%                  2.0%
-------------------------------------------------------------------------------
Allstate Corp.                            2.3%                  2.2%
-------------------------------------------------------------------------------
Union Pacific Capital Trust,
6.25%, 4/1/28                             2.3%                  3.9%
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
                                                                    (continued)

                                                                          -----
                                                                          3

Equity Income - Portfolio Commentary

The consumer non-cyclical sector was another source of absolute performance during the period. Selected holdings in the food & beverage industry were particularly noteworthy. Campbell Soup Company's success in recent months was the result of the firm's successful launch of new products, improved marketing and increased investment in its more successful brands. A top performer in the home products arena was Kimberly Clark Corp., which benefited from its meaningful dividend-increase and an ongoing share repurchase effort.

Equity Income's stake in the industrials sector also boosted performance.
Topping the list of contributors in this group was Emerson Electric, a global supplier of electronic products and systems. Although Emerson has been impacted by slowing demand in its U.S. and Latin American markets, and in particular from its telecommunications equipment supplier clients, effective cost containment efforts, restructuring and successful new-product launches nonetheless boosted earnings. A second contributor was tool maker Stanley Works, whose business is recovering in line with the improving economy.

A FEW TROUBLE SPOTS

Telecommunications stocks also posted positive returns during the period, but not all stocks benefited equally. Key holdings Verizon and SBC Communications declined due to investors' ongoing wariness of the increased competitive pressures on the sector. We have added to our stake in both firms because we expect them to emerge as leaders in their industry as conditions improve over time.

The health care sector was also a bit of a mixed bag, producing some of the fund's best and worst performers. Industry leaders Abbott Labs and Bristol-Myer

-------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
Energy Reserves
& Production                             12.6%                  9.4%
-------------------------------------------------------------------------------
Banks                                     7.7%                  3.2%
-------------------------------------------------------------------------------
Food & Beverage                           7.3%                  3.7%
-------------------------------------------------------------------------------
Gas & Water Utilities                     5.3%                  5.8%
-------------------------------------------------------------------------------
Electrical Utilities                      4.8%                  6.7%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
U.S. Common Stocks,
Futures, and Options                     67.1%                 71.2%
-------------------------------------------------------------------------------
Foreign Common Stocks                     6.0%                  6.8%
-------------------------------------------------------------------------------
Preferred Stocks                          0.9%                    --
-------------------------------------------------------------------------------
Convertible
Preferred Stocks                         12.1%                 12.5%
-------------------------------------------------------------------------------
Convertible Bonds                        12.8%                  8.6%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.9%                 99.1%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               1.1%                  0.9%
-------------------------------------------------------------------------------

Squibb added to results. At the same time, rival drug maker Schering-Plough
Corp., which has been struggling with competitive issues as well as several legal, regulatory and manufacturing difficulties, emerged as one of the fund's greatest detractors. Despite Schering's recent performance, we remain confident about both the firm's fundamental strength and its plans to turn its operation around, and are maintaining our position.

We will continue to both seek out fundamentally sound businesses that have transitory issues affecting the price of their stock and pursue a relatively high income stream while waiting for the market to recognize undervaluation.

-----
4

Equity Income - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------
COMMON STOCKS - 73.0%

APPAREL & TEXTILES - 0.2%
-------------------------------------------------------------------------------
          140,500   VF Corp.                                        $5,466,855
-------------------------------------------------------------------------------

BANKS - 7.2%
-------------------------------------------------------------------------------
          847,800   Bank of America Corp.                           66,162,311
-------------------------------------------------------------------------------
          802,525   Commerce Bancshares, Inc.                       35,110,469
-------------------------------------------------------------------------------
          526,600   Mercantile Bankshares Corporation               21,064,000
-------------------------------------------------------------------------------
          555,170   UMB Financial Corp.                             26,187,369
-------------------------------------------------------------------------------
          321,000   Whitney Holding Corp.                           10,914,000
-------------------------------------------------------------------------------
                                                                   159,438,149
-------------------------------------------------------------------------------

CHEMICALS - 3.0%
-------------------------------------------------------------------------------
          345,700   Air Products & Chemicals, Inc.                  15,591,070
-------------------------------------------------------------------------------
          198,100   Albemarle Corp.                                  5,437,845
-------------------------------------------------------------------------------
          840,600   du Pont (E.I.) de Nemours & Co.                 33,632,406
-------------------------------------------------------------------------------
          338,800   Rohm and Haas Co.                               11,332,860
-------------------------------------------------------------------------------
                                                                    65,994,181
-------------------------------------------------------------------------------

CLOTHING STORES - 0.8%
-------------------------------------------------------------------------------
        1,112,400   Limited Brands                                  16,774,992
-------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES - 0.3%
-------------------------------------------------------------------------------
          199,600   Pitney Bowes, Inc.                               7,648,672
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - 0.3%
-------------------------------------------------------------------------------
          429,631   Autodesk, Inc.                                   7,312,320
-------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.8%
-------------------------------------------------------------------------------
          427,021   Vulcan Materials Co.                            17,042,408
-------------------------------------------------------------------------------

CONSUMER DURABLES - 0.2%
-------------------------------------------------------------------------------
          149,487   Hunter Douglas N.V. ORD                          5,214,296
-------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 1.3%
-------------------------------------------------------------------------------
          194,800   Honeywell International Inc.                     5,132,980
-------------------------------------------------------------------------------
          913,900   Rockwell Collins                                23,075,975
-------------------------------------------------------------------------------
                                                                    28,208,955
-------------------------------------------------------------------------------

DIVERSIFIED - 2.0%
-------------------------------------------------------------------------------
          443,500   Standard and Poor's 500
                    Depositary Receipt                              44,314,569
-------------------------------------------------------------------------------

DRUGS - 4.5%
-------------------------------------------------------------------------------
          835,200   Abbott Laboratories                             35,537,760
-------------------------------------------------------------------------------
        1,282,500   Bristol-Myers Squibb Co.                        32,908,950
-------------------------------------------------------------------------------
          330,700   Merck & Co., Inc.                               16,740,034
-------------------------------------------------------------------------------
          918,800   Schering-Plough Corp.                           14,002,512
-------------------------------------------------------------------------------
                                                                    99,189,256
-------------------------------------------------------------------------------

ELECTRICAL UTILITY - 1.2%
-------------------------------------------------------------------------------
          319,900   Ameren Corp.                                    13,726,909
-------------------------------------------------------------------------------
          546,500   IDACORP, Inc.                                   13,935,750
-------------------------------------------------------------------------------
                                                                    27,662,659
-------------------------------------------------------------------------------

Shares                                                              Value
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 8.7%
-------------------------------------------------------------------------------
        1,283,200   BP plc ADR                                     $54,022,720
-------------------------------------------------------------------------------
        2,555,400   Exxon Mobil Corp.                               93,527,639
-------------------------------------------------------------------------------
        1,043,392   Royal Dutch Petroleum Co.
                     New York Shares                                46,117,926
-------------------------------------------------------------------------------
                                                                   193,668,285
-------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.3%
-------------------------------------------------------------------------------
          288,600   Waste Management, Inc.                           7,552,662
-------------------------------------------------------------------------------

FINANCIAL SERVICES - 0.9%
-------------------------------------------------------------------------------
          374,500   Freddie Mac                                     19,605,075
-------------------------------------------------------------------------------

FOOD & BEVERAGE - 6.7%
-------------------------------------------------------------------------------
        1,968,500   Archer-Daniels-Midland Co.                      25,807,035
-------------------------------------------------------------------------------
          438,300   Campbell Soup Company                           11,614,950
-------------------------------------------------------------------------------
          644,700   ConAgra Foods, Inc.                             13,693,428
-------------------------------------------------------------------------------
          823,100   H.J. Heinz Company                              28,215,868
-------------------------------------------------------------------------------
        1,019,500   Kellogg Co.                                     34,000,325
-------------------------------------------------------------------------------
          266,900   Kraft Foods Inc.                                 7,873,550
-------------------------------------------------------------------------------
          445,000   Unilever N.V. New York Shares                   26,335,100
-------------------------------------------------------------------------------
                                                                   147,540,256
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 3.6%
-------------------------------------------------------------------------------
          256,100   MeadWestvaco Corp.                               6,530,550
-------------------------------------------------------------------------------
        1,142,700   Rayonier, Inc.                                  46,393,620
-------------------------------------------------------------------------------
        1,264,400   Sonoco Products Co.                             27,753,580
-------------------------------------------------------------------------------
                                                                    80,677,750
-------------------------------------------------------------------------------

GAS & WATER UTILITIES - 5.3%
-------------------------------------------------------------------------------
          779,726   AGL Resources Inc.                              21,964,881
-------------------------------------------------------------------------------
          400,463   Cascade Natural Gas Corp.                        7,849,075
-------------------------------------------------------------------------------
          857,077   Piedmont Natural Gas Co., Inc.                  33,426,003
-------------------------------------------------------------------------------
        1,925,400   WGL Holdings Inc.                               53,102,532
-------------------------------------------------------------------------------
                                                                   116,342,491
-------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT - 4.1%
-------------------------------------------------------------------------------
        1,079,400   Emerson Electric Co.                            56,830,410
-------------------------------------------------------------------------------
          913,136   Hubbell Inc. Cl B                               33,320,333
-------------------------------------------------------------------------------
                                                                    90,150,743
-------------------------------------------------------------------------------

HOME PRODUCTS - 3.6%
-------------------------------------------------------------------------------
         1,532,600   Kimberly-Clark Corp.                           78,653,032
-------------------------------------------------------------------------------

INDUSTRIAL PARTS - 3.8%
-------------------------------------------------------------------------------
        1,495,704   Nordson Corp.                                   38,723,777
-------------------------------------------------------------------------------
          519,893   Snap-on Incorporated                            14,375,041
-------------------------------------------------------------------------------
        1,037,900   Stanley Works (The)                             30,638,808
-------------------------------------------------------------------------------
                                                                    83,737,626
-------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 0.3%
-------------------------------------------------------------------------------
          573,000   ServiceMaster Co.                                5,878,980
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE - 1.2%
-------------------------------------------------------------------------------
          521,500   Jefferson-Pilot Corp.                           23,144,170
-------------------------------------------------------------------------------
           83,566   Kansas City Life
                     Insurance Company                               3,832,337
-------------------------------------------------------------------------------
                                                                    26,976,507
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Equity Income - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares/Principal Amount                                              Value
-------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 0.7%
-------------------------------------------------------------------------------
          474,800   Cooper Tire & Rubber                            $7,535,076
-------------------------------------------------------------------------------
          244,200   Genuine Parts Company                            7,809,516
-------------------------------------------------------------------------------
                                                                    15,344,592
-------------------------------------------------------------------------------

OIL SERVICES - 1.0%
-------------------------------------------------------------------------------
        1,174,000   Diamond Offshore Drilling, Inc.                 22,423,400
-------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 3.1%
-------------------------------------------------------------------------------
        1,419,000   Allstate Corp.                                  51,836,070
-------------------------------------------------------------------------------
        1,160,500   CNA Surety Corp.(1)                             11,663,025
-------------------------------------------------------------------------------
           22,045   Erie Indemnity Company                             857,551
-------------------------------------------------------------------------------
           99,600   Hartford Financial Services
                    Group Inc. (The)                                 5,241,948
-------------------------------------------------------------------------------
                                                                    69,598,594
-------------------------------------------------------------------------------

RAILROADS - 0.6%
-------------------------------------------------------------------------------
          423,200   Burlington Northern
                    Santa Fe Corp.                                  12,217,784
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.3%
-------------------------------------------------------------------------------
          197,149   Manufactured Home
                    Communities, Inc.                                7,724,298
-------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 0.5%
-------------------------------------------------------------------------------
          284,200   Edwards (A.G.), Inc.                            10,916,122
-------------------------------------------------------------------------------

TELEPHONE - 4.5%
-------------------------------------------------------------------------------
          578,300   BellSouth Corp.                                 13,694,144
-------------------------------------------------------------------------------
        2,557,922   SBC Communications Inc.(2)                      56,913,765
-------------------------------------------------------------------------------
          882,300   Verizon Communications                          28,621,812
-------------------------------------------------------------------------------
                                                                    99,229,721
-------------------------------------------------------------------------------

THRIFTS - 0.9%
-------------------------------------------------------------------------------
          762,289   Washington Federal, Inc.                        19,217,306
-------------------------------------------------------------------------------

TOBACCO - 1.1%
-------------------------------------------------------------------------------
          720,089   UST Inc.                                        25,332,731
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,498,205,706)                                            1,617,055,267
-------------------------------------------------------------------------------

CONVERTIBLE BONDS - 12.8%

APPAREL & TEXTILES - 1.2%
-------------------------------------------------------------------------------
      $48,355,000   Jones Apparel Group, Inc.,
                    3.41%, 2/1/21(3)                                26,776,581
-------------------------------------------------------------------------------

CLOTHING STORES - 0.1%
-------------------------------------------------------------------------------
        2,132,000   Foot Locker Inc.,
                    5.50%, 6/1/08                                    2,425,150
-------------------------------------------------------------------------------

COMPUTER HARDWARE  & BUSINESS MACHINES - 0.8%
-------------------------------------------------------------------------------
       32,742,000   Hewlett-Packard Co.,
                    4.19%, 10/14/17(3)                              17,762,535
-------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.5%
-------------------------------------------------------------------------------
       24,916,000   Masco Corp.,
                    3.01%, 7/20/31(3)                               11,025,330
-------------------------------------------------------------------------------

Principal Amount                                                    Value
-------------------------------------------------------------------------------

CONSUMER DURABLES - 1.2%
-------------------------------------------------------------------------------
      $27,887,000   Goldman Sachs Group Inc.,
                    (convertible into Whirlpool Corp.),
                    3.00%, 6/11/13(4)                              $26,956,969
-------------------------------------------------------------------------------

DEPARTMENT STORES - 0.6%
-------------------------------------------------------------------------------
       17,280,000   Costco Wholesale Corp.,
                    2.38%, 8/19/17(3)                               12,549,600
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 2.6%
-------------------------------------------------------------------------------
       24,451,000   Devon Energy Corporation,
                    (convertible into  ChevronTexaco Corp.),
                    4.90%, 8/15/08(4)                               25,001,148
-------------------------------------------------------------------------------
       32,923,000   Devon Energy Corporation,
                    (convertible into  ChevronTexaco Corp.),
                    4.95%, 8/15/08(4)                               33,663,767
-------------------------------------------------------------------------------
                                                                    58,664,915
-------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 1.2%
-------------------------------------------------------------------------------
       25,487,000   Goldman Sachs Group Inc.,
                    (convertible into  Waste Management Inc.),
                    2.50%, 5/9/10(4)                                25,489,038
-------------------------------------------------------------------------------
          657,000   Waste Management, Inc.,
                    2.00%, 1/24/05                                     612,653
-------------------------------------------------------------------------------
                                                                    26,101,691
-------------------------------------------------------------------------------

INFORMATION SERVICES - 1.1%
-------------------------------------------------------------------------------
       11,374,000   BISYS Group Inc. (The),
                    4.00%, 3/15/06                                  10,975,910
-------------------------------------------------------------------------------
       21,055,000   Valassis Communications Inc.,
                    3.06%, 6/6/21(3)                                12,317,175
-------------------------------------------------------------------------------
                                                                    23,293,085
-------------------------------------------------------------------------------

MEDIA - 0.2%
-------------------------------------------------------------------------------
        3,960,000   Disney (Walt) Company,
                    2.125%, 4/15/23                                  4,063,950
-------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 0.4%
-------------------------------------------------------------------------------
        9,645,000   Invitrogen Corp.,
                    2.25%, 12/15/06                                  9,512,381
-------------------------------------------------------------------------------

OIL SERVICES - 2.5%
-------------------------------------------------------------------------------
       23,793,000   Loews Corp., (convertible
                    into Diamond Offshore  Drilling, Inc.),
                    3.125%, 9/15/07(4)                              22,038,266
-------------------------------------------------------------------------------
       34,695,000   Schlumberger Technology Corp.,
                    2.125%, 6/1/23  (Acquired 8/11/03-9/30/03,
                    Cost $32,041,350)(5)                            33,046,988
-------------------------------------------------------------------------------
                                                                    55,085,254
-------------------------------------------------------------------------------

SEMICONDUCTOR - 0.3%
-------------------------------------------------------------------------------
        3,141,000   Agilent Technologies Inc.,
                    3.00%, 12/1/21                                   3,184,189
-------------------------------------------------------------------------------
        2,441,000   Teradyne, Inc.,
                    3.75%, 10/15/06                                  2,526,435
-------------------------------------------------------------------------------
                                                                     5,710,624
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
6

Equity Income - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares/Principal Amount                                              Value
-------------------------------------------------------------------------------

TELEPHONE - 0.1%
-------------------------------------------------------------------------------
       $2,543,000   Commonwealth Telephone
                    Enterprises Inc.,  3.25%, 7/15/23
                    (Acquired 8/13/03-8/14/03,
                    Cost $2,468,845)(5)                             $2,593,860
-------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $280,113,355)                                                282,521,925
-------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 12.1%

DEFENSE/AEROSPACE - 1.9%
-------------------------------------------------------------------------------
          781,668   Raytheon Company,
                    8.25%, 5/15/06                                  41,389,321
-------------------------------------------------------------------------------

ELECTRICAL UTILITY - 3.6%
-------------------------------------------------------------------------------
        2,112,800   Ameren Corp.,
                    9.75%, 5/15/05                                  58,841,479
-------------------------------------------------------------------------------
          392,200   FPL Group, Inc.,
                    8.00%, 2/16/06                                  21,649,440
-------------------------------------------------------------------------------
                                                                    80,490,919
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 1.3%
-------------------------------------------------------------------------------
          538,700   Unocal Corp.,
                    6.25%, 9/01/26                                  27,743,050
-------------------------------------------------------------------------------

FOOD & BEVERAGE - 0.6%
-------------------------------------------------------------------------------
          466,200   Goldman Sachs Group Inc.,
                    (convertible into Kraft Foods Inc.),
                    6.375%, 6/11/04                                 14,210,242
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.4%
-------------------------------------------------------------------------------
          187,000   International Paper,
                    5.25%, 7/20/25                                   9,186,375
-------------------------------------------------------------------------------

HOME PRODUCTS - 0.8%
-------------------------------------------------------------------------------
          400,700   Newell Financial Trust I,
                    5.25%, 12/1/27                                  16,879,488
-------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 1.2%
-------------------------------------------------------------------------------
          364,891   Chubb Corp.,
                    7.00%, 11/16/05                                 10,085,587
-------------------------------------------------------------------------------
          302,390   Hartford Financial Services
                    Group Inc. (The),
                    7.00%, 8/16/06                                  16,912,673
-------------------------------------------------------------------------------
                                                                    26,998,260
-------------------------------------------------------------------------------

RAILROADS - 2.3%
-------------------------------------------------------------------------------
        1,008,731   Union Pacific Capital Trust,
                    6.25%, 4/1/28                                   51,067,007
-------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $260,364,106)                                                267,964,662
-------------------------------------------------------------------------------

Shares                                                              Value
-------------------------------------------------------------------------------

PREFERRED STOCKS - 0.9%

BANKS - 0.5%
-------------------------------------------------------------------------------
          483,500   Citigroup Inc.,
                    6.00%, 2/14/33                                 $12,087,500
-------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 0.4%
-------------------------------------------------------------------------------
           66,700   Northrop Grumman Corp.,
                    7.00%, 4/4/21                                    7,863,930
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $20,351,227)                                                  19,951,430
-------------------------------------------------------------------------------

PURCHASED PUT OPTIONS - 0.1%

CONTRACTS
-------------------------------------------------------------------------------
            3,908   SBC Communications Inc.,
                    strike at $25.00, expires 10/18/03

(Cost $675,420)                                                      1,250,560
-------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS - 1.1%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a joint trading account at 0.91%,
dated 9/30/03, due 10/1/03
(Delivery value $25,400,642)
(Cost $25,400,000)                                                  25,400,000
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $2,085,109,814)                                           $2,214,143,844
===============================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          7

Equity Income - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell      Settlement Date       Value       Unrealized Loss
-------------------------------------------------------------------------------
       2,781,719 EURO          10/31/03         $3,236,919           $(47,150)
                                            ===================================

(Value on Settlement Date $3,189,769)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

-------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) Security, or a portion thereof, is being held in connection with an open put option.

(3) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Equity-linked debt security. The aggregate value of these securities at
   September 30, 2003, was $133,149,188, which represented 6.0% of net assets.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2003, was
   $35,640,848, which represented 1.6% of net assets.

See Notes to Financial Statements.

-----
8

Small Cap Value - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                      ----------------------
                                      AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                    SINCE      INCEPTION
                            1 YEAR     5 YEARS    INCEPTION      DATE
-------------------------------------------------------------------------------
 INVESTOR CLASS              25.63%     16.81%      13.93%     7/31/1998
-------------------------------------------------------------------------------
 S&P SMALLCAP 600/BARRA
 VALUE INDEX                 25.73%     10.35%       6.91%            --
-------------------------------------------------------------------------------
 Institutional Class         25.70%        --       15.69%    10/26/1998
-------------------------------------------------------------------------------
 Advisor Class               25.10%        --       18.65%    12/31/1999
-------------------------------------------------------------------------------
 C Class                     24.07%        --        4.73%      6/1/2001
-------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
-------------------------------------------------------------------------------
                          1998*    1999     2000     2001     2002     2003
-------------------------------------------------------------------------------
 Investor Class          -9.80%   13.25%   21.76%   27.06%   -1.21%   25.63%
-------------------------------------------------------------------------------
 S&P SmallCap 600/BARRA
 Value Index            -13.69%   13.56%   15.81%    0.03%   -1.05%   25.73%
-------------------------------------------------------------------------------

* From 7/31/98 to 9/30/98. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and  principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          9

Small Cap Value - Portfolio Commentary

[photo of Ben Giele and Kevin Laub]

A portfolio commentary from Ben Giele and Kevin Laub, portfolio managers on the
Small Cap Value investment team.

For the six months ended September 30, 2003, Small Cap Value gained 24.84%*, underperforming its benchmark, the S&P SmallCap 600/BARRA Value Index, which returned 30.52%. The S&P 500 Index, representing the broader market, rose
18.45%.

RECOVERY TAKES HOLD

The past six months were rewarding ones for investors as the stock market rebounded off March 11 lows. Much of the advance came in the first half of the period, when easing geopolitical tensions, a handful of surprisingly strong earnings reports, and liquidity growth generated by monetary and fiscal policies sparked bullish sentiment.

Confident that business and economic outlooks were improving, investors registered their conviction with buying that by June had given the major indices their best quarterly finish in four years. Though profit taking eroded some of those gains, by late September the Dow, the Nasdaq and the S&P 500 all had climbed to their highest levels in more than a year.

BROAD-BASED STRENGTH

Small Cap Value received positive contribution from every sector to  which it was exposed, a welcome reversal since our last report to you when the portfolio suffered precipitous declines in a punishing market.

Though the scope of the rally lifted companies across industries, many lacked the fundamental strength necessary for inclusion in the portfolio. In addition, rising prices meant fewer value opportunities. Consequently, we were underrepresented in some advancing areas, which cost us performance against our benchmark. While this is disappointing, we're hopeful that the market will rediscover the same kind of high-quality businesses Small Cap Value seeks.

During the period, technology companies led the market as economic recovery renewed hopes for increased capital

-------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
Too Inc.                                  1.5%                    --
-------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.4%                  1.1%
-------------------------------------------------------------------------------
BISYS Group Inc. (The)                    1.4%                    --
-------------------------------------------------------------------------------
Snap-on Incorporated                      1.3%                    --
-------------------------------------------------------------------------------
PMI Group, Inc. (The)                     1.3%                  0.6%
-------------------------------------------------------------------------------
Insituform Technologies,
Inc. Cl A                                 1.3%                  1.4%
-------------------------------------------------------------------------------
Kaydon Corporation                        1.3%                  0.7%
-------------------------------------------------------------------------------
IDACORP, Inc.                             1.3%                  1.1%
-------------------------------------------------------------------------------
Bemis Co.                                 1.3%                    --
-------------------------------------------------------------------------------
USF Corp.(1)                              1.3%                  0.8%
-------------------------------------------------------------------------------

(1) Formerly known as USFreightways Corp.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

-----
10

Small Cap Value - Portfolio Commentary

spending. Our sizeable technology stake delivered the biggest contribution to returns and effective stock selection enabled our complement of technology companies to outperform those in the heavier-weighted benchmark.

Exposure to the computer software industry yielded two of the portfolio's best stocks. One was long-time holding Parametric Technology Co., a detractor in the past but the portfolio's top-contribution stock this time. Another was Sybase,
Inc. Our faith in these companies' innovative products, installed bases of customers and healthy balance sheets was validated when the market recognized these quality businesses.

The financial sector--the portfolio's largest weighting--was another source of strength. Banks, the largest position in this arena, added substantial value.
Elsewhere, generous exposure to the property and casualty industry produced another top contributor, PMI Group Inc., a mortgage insurance firm. Still, Small
Cap Value underperformed its benchmark in the financial sector when companies represented in the index--many of which were too risky or fundamentally weak for the portfolio--posted substantial gains.

Our stake in the basic materials sector also delivered ample contribution, and stock selection produced another top contributor in FMC Corp., a chemical company.

SOME DISAPPOINTMENTS

Occasionally, security selection produces disappointments in an otherwise positive environment. One, from the consumer cyclicals sector, was Too, Inc., the period's top-detracting stock. Too, Inc. owns and operates Limited, Too clothing stores that target pre-teen girls. The company

-------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
Banks                                     8.9%                  6.5%
-------------------------------------------------------------------------------
Property & Casualty
Insurance                                 5.8%                  5.5%
-------------------------------------------------------------------------------
Chemicals                                 5.5%                  2.6%
-------------------------------------------------------------------------------
Industrial Parts                          4.9%                  3.9%
-------------------------------------------------------------------------------
Computer Software                         4.6%                  5.4%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
-------------------------------------------------------------------------------
U.S. Common Stocks                       91.7%                 86.4%
-------------------------------------------------------------------------------
Foreign Stocks                            2.2%                  1.8%
-------------------------------------------------------------------------------
Other                                     3.5%                  6.5%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.4%                 94.7%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               2.6%                  5.3%
-------------------------------------------------------------------------------

has struggled with its merchandise mix, but its sound balance sheet and competent management continue to make it a compelling choice, so it remains in the portfolio. Another that fell short, this time from the commercial services sector, was BISYS Group, an information services firm that supports business in various segments of the financial industry.

THE ROAD AHEAD

While the sustainability of the recovery remains uncertain, we will not be distracted by economic currents or investment trends. Instead, we will stand by our discipline of seeking high-quality, undervalued companies that we believe offer our investors the opportunity for reward over time.

                                                                          -----
                                                                          11

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------

COMMON STOCKS - 93.9%

ALCOHOL - 1.0%
-------------------------------------------------------------------------------
          215,000   Adolph Coors Company Cl B                      $11,558,400
-------------------------------------------------------------------------------

APPAREL & TEXTILES - 1.1%
-------------------------------------------------------------------------------
          210,000   Polo Ralph Lauren Corp.                          5,632,200
-------------------------------------------------------------------------------
          385,000   Wolverine World Wide, Inc.                       7,469,000
-------------------------------------------------------------------------------
                                                                    13,101,200
-------------------------------------------------------------------------------

BANKS - 8.5%
-------------------------------------------------------------------------------
          150,000   Associated Banc-Corp.                            5,670,000
-------------------------------------------------------------------------------
          145,000   BancorpSouth Inc.                                3,175,500
-------------------------------------------------------------------------------
          210,000   Chittenden Corp.                                 6,247,500
-------------------------------------------------------------------------------
           85,000   City National Corp.                              4,331,600
-------------------------------------------------------------------------------
          410,000   Commercial Federal Corp.                         9,983,500
-------------------------------------------------------------------------------
          265,000   Cullen/Frost Bankers, Inc.                       9,865,950
-------------------------------------------------------------------------------
          150,000   FirstMerit Corp.                                 3,711,000
-------------------------------------------------------------------------------
          485,000   Hibernia Corp. Cl A                              9,826,100
-------------------------------------------------------------------------------
          125,000   Mercantile Bankshares Corporation                5,000,000
-------------------------------------------------------------------------------
          225,000   Sky Financial Group Inc.                         5,064,750
-------------------------------------------------------------------------------
          790,000   Sterling Bancshares, Inc.                        9,424,700
-------------------------------------------------------------------------------
          245,000   TCF Financial Corp.                             11,747,751
-------------------------------------------------------------------------------
          200,000   Whitney Holding Corp.                            6,800,000
-------------------------------------------------------------------------------
          345,000   Wilmington Trust Corporation                    10,612,200
-------------------------------------------------------------------------------
                                                                   101,460,551
-------------------------------------------------------------------------------

CHEMICALS - 5.5%
-------------------------------------------------------------------------------
          170,000   AptarGroup, Inc.                                 6,237,300
-------------------------------------------------------------------------------
          345,000   Bemis Co.                                       15,283,500
-------------------------------------------------------------------------------
          345,000   Ferro Corp.                                      7,369,200
-------------------------------------------------------------------------------
          445,000   FMC Corp.(1)                                    11,214,000
-------------------------------------------------------------------------------
          625,000   Georgia Gulf Corporation                        14,593,750
-------------------------------------------------------------------------------
          195,000   Ionics Inc.(1)                                   4,769,700
-------------------------------------------------------------------------------
          120,000   Minerals Technologies Inc.                       6,108,000
-------------------------------------------------------------------------------
                                                                    65,575,450
-------------------------------------------------------------------------------

CLOTHING STORES - 2.7%
-------------------------------------------------------------------------------
          115,000   Abercrombie & Fitch Co. Cl A(1)                  3,186,650
-------------------------------------------------------------------------------
          295,000   American Eagle Outfitters, Inc.(1)               4,383,700
-------------------------------------------------------------------------------
          165,902   Cato Corp. (The)                                 3,346,243
-------------------------------------------------------------------------------
          230,000   Foot Locker Inc.                                 3,726,000
-------------------------------------------------------------------------------
        1,245,000   Too Inc.(1)                                     18,338,850
-------------------------------------------------------------------------------
                                                                    32,981,443
-------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES - 2.4%
-------------------------------------------------------------------------------
          820,000   Adaptec, Inc.(1)                                 6,199,200
-------------------------------------------------------------------------------
          168,596   Black Box Corporation                            6,711,807
-------------------------------------------------------------------------------
          270,000   Electronics for Imaging, Inc.(1)                 6,296,400
-------------------------------------------------------------------------------
          285,000   Imation Corporation                              9,305,250
-------------------------------------------------------------------------------
                                                                    28,512,657
-------------------------------------------------------------------------------

Shares                                                              Value
-------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.6%
-------------------------------------------------------------------------------
          710,000   Activision, Inc.(1)                             $8,484,500
-------------------------------------------------------------------------------
          355,000   Autodesk, Inc.                                   6,042,100
-------------------------------------------------------------------------------
          325,000   Compuware Corp.(1)                               1,742,000
-------------------------------------------------------------------------------
          225,000   Novell, Inc.(1)                                  1,199,250
-------------------------------------------------------------------------------
        4,393,028   Parametric Technology Corp.(1)                  13,706,247
-------------------------------------------------------------------------------
          895,000   Sybase, Inc.(1)                                 15,223,950
-------------------------------------------------------------------------------
          565,000   THQ, Inc.(1)                                     9,277,300
-------------------------------------------------------------------------------
           42,162   Ulticom Inc.(1)                                    443,966
-------------------------------------------------------------------------------
                                                                    56,119,313
-------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 2.7%
-------------------------------------------------------------------------------
          895,000   Insituform Technologies,
                    Inc. Cl A(1)                                    15,895,200
-------------------------------------------------------------------------------
          280,000   Martin Marietta Materials, Inc.                 10,206,000
-------------------------------------------------------------------------------
          394,008   WCI Communities Inc.(1)                          6,501,132
-------------------------------------------------------------------------------
                                                                    32,602,332
-------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 0.4%
-------------------------------------------------------------------------------
          125,000   Moog Inc.(1)                                     4,900,000
-------------------------------------------------------------------------------

DIVERSIFIED - 2.2%
-------------------------------------------------------------------------------
           10,000   iShares Russell 2000 Index Fund                    969,700
-------------------------------------------------------------------------------
           95,000   iShares Russell 2000 Value
                     Index Fund                                     13,163,200
-------------------------------------------------------------------------------
            5,000   iShares S&P SmallCap 600
                     Index Fund                                        585,900
-------------------------------------------------------------------------------
          140,000   iShares S&P SmallCap
                     600/BARRA Value Index Fund                     12,096,000
-------------------------------------------------------------------------------
                                                                    26,814,800
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.1%
-------------------------------------------------------------------------------
          405,000   Andrew Corporation(1)                            4,977,450
-------------------------------------------------------------------------------
          410,000   Anixter International Inc.(1)                    9,335,700
-------------------------------------------------------------------------------
           25,000   Benchmark Electronics Inc.(1)                    1,056,750
-------------------------------------------------------------------------------
          510,000   Cable Design
                    Technologies Corp.(1)                            4,080,000
-------------------------------------------------------------------------------
          325,000   Coherent, Inc.(1)                                8,004,750
-------------------------------------------------------------------------------
          245,000   Littelfuse, Inc.(1)                              5,635,000
-------------------------------------------------------------------------------
          378,994   Methode Electronics, Inc.                        4,475,919
-------------------------------------------------------------------------------
                                                                    37,565,569
-------------------------------------------------------------------------------

ELECTRICAL UTILITY - 2.3%
-------------------------------------------------------------------------------
          536,524   Empire District Electric Co.                    11,803,528
-------------------------------------------------------------------------------
          605,000   IDACORP, Inc.                                   15,427,500
-------------------------------------------------------------------------------
                                                                    27,231,028
-------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 1.9%
-------------------------------------------------------------------------------
           95,000   Berry Petroleum Company Cl A                     1,736,600
-------------------------------------------------------------------------------
          260,000   Denbury Resources Inc.(1)                        3,213,600
-------------------------------------------------------------------------------
          230,000   Spinnaker Exploration
                     Company(1)                                      5,520,000
-------------------------------------------------------------------------------
          470,000   Tom Brown, Inc.(1)                              12,079,000
-------------------------------------------------------------------------------
                                                                    22,549,200
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
12

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------

FINANCIAL SERVICES - 0.5%
-------------------------------------------------------------------------------
          585,000   Medallion Financial Corp.                       $3,685,500
-------------------------------------------------------------------------------
           99,429   National Financial
                    Partners Corp.(1)                                2,684,583
-------------------------------------------------------------------------------
                                                                     6,370,083
-------------------------------------------------------------------------------

FOOD & BEVERAGE - 1.5%
-------------------------------------------------------------------------------
          360,000   Hormel Foods Corp.                               8,272,800
-------------------------------------------------------------------------------
          285,000   Interstate Bakeries Corp.                        4,275,000
-------------------------------------------------------------------------------
          560,000   Lance, Inc.                                      5,566,400
-------------------------------------------------------------------------------
                                                                    18,114,200
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 1.7%
-------------------------------------------------------------------------------
          245,000   Rayonier, Inc.                                   9,947,000
-------------------------------------------------------------------------------
          225,000   Sonoco Products Co.                              4,938,750
-------------------------------------------------------------------------------
          490,000   Wausau-Mosinee Paper Corp.                       5,982,900
-------------------------------------------------------------------------------
                                                                    20,868,650
-------------------------------------------------------------------------------

GAS & WATER UTILITIES - 2.6%
-------------------------------------------------------------------------------
          400,000   AGL Resources Inc.                              11,268,000
-------------------------------------------------------------------------------
          325,000   Northwest Natural Gas Co.                        9,425,000
-------------------------------------------------------------------------------
          371,000   WGL Holdings Inc.                               10,232,180
-------------------------------------------------------------------------------
                                                                    30,925,180
-------------------------------------------------------------------------------

GROCERY STORES - 0.9%
-------------------------------------------------------------------------------
          750,000   Casey's General Stores, Inc.                    10,522,500
-------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT - 1.7%
-------------------------------------------------------------------------------
          390,000   Crane Co.                                        9,129,900
-------------------------------------------------------------------------------
          400,000   Smith (A.O.) Corp.                              11,204,000
-------------------------------------------------------------------------------
                                                                    20,333,900
-------------------------------------------------------------------------------

HEAVY MACHINERY - 0.6%
-------------------------------------------------------------------------------
          330,000   Regal-Beloit Corp.                               6,732,000
-------------------------------------------------------------------------------

HOME PRODUCTS - 1.7%
-------------------------------------------------------------------------------
          380,000   Libbey Inc.                                     10,567,800
-------------------------------------------------------------------------------
          705,000   Rayovac Corporation(1)                          10,293,000
-------------------------------------------------------------------------------
                                                                    20,860,800
-------------------------------------------------------------------------------

INDUSTRIAL PARTS - 4.9%
-------------------------------------------------------------------------------
           50,000   Briggs & Stratton Corp.                          2,938,000
-------------------------------------------------------------------------------
          154,435   Circor International Inc.                        2,965,152
-------------------------------------------------------------------------------
          223,263   Kadant Inc.(1)                                   4,277,719
-------------------------------------------------------------------------------
          650,000   Kaydon Corporation                              15,431,000
-------------------------------------------------------------------------------
          305,000   Kennametal Inc.                                 11,407,000
-------------------------------------------------------------------------------
          580,000   Snap-on Incorporated                            16,037,000
-------------------------------------------------------------------------------
          160,000   Tecumseh Products Cl A                           5,969,600
-------------------------------------------------------------------------------
                                                                    59,025,471
-------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 1.7%
-------------------------------------------------------------------------------
          445,000   ABM Industries Inc.                              6,296,750
-------------------------------------------------------------------------------
          245,000   G&K Services Inc. Cl A                           8,575,000
-------------------------------------------------------------------------------
          245,000   Kelly Services, Inc. Cl A                        6,110,300
-------------------------------------------------------------------------------
                                                                    20,982,050
-------------------------------------------------------------------------------

Shares                                                              Value
-------------------------------------------------------------------------------

INFORMATION SERVICES - 4.0%
-------------------------------------------------------------------------------
           60,000   ADVO, Inc.(1)                                   $2,497,800
-------------------------------------------------------------------------------
        1,270,000   BISYS Group Inc. (The)(1)                       16,700,500
-------------------------------------------------------------------------------
           90,000   MAXIMUS, Inc.(1)                                 3,100,500
-------------------------------------------------------------------------------
          435,000   MedQuist Inc.(1)                                 8,421,600
-------------------------------------------------------------------------------
          280,000   Valassis Communications, Inc.(1)                 7,392,000
-------------------------------------------------------------------------------
          415,000   Viad Corp.                                       9,910,200
-------------------------------------------------------------------------------
                                                                    48,022,600
-------------------------------------------------------------------------------

LEISURE - 1.6%
-------------------------------------------------------------------------------
          485,000   Callaway Golf Co.                                6,920,950
-------------------------------------------------------------------------------
          665,000   Jakks Pacific Inc.(1)                            8,106,350
-------------------------------------------------------------------------------
          115,000   Russ Berrie and Co., Inc.                        3,874,350
-------------------------------------------------------------------------------
                                                                    18,901,650
-------------------------------------------------------------------------------

MEDIA - 1.1%
-------------------------------------------------------------------------------
          325,000   Liberty Corp. (The)                             13,633,750
-------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 3.3%
-------------------------------------------------------------------------------
          360,000   Apogent Technologies Inc.(1)                     7,509,600
-------------------------------------------------------------------------------
          370,000   Arrow International Inc.                         8,510,000
-------------------------------------------------------------------------------
          180,000   Beckman Coulter Inc.                             8,197,200
-------------------------------------------------------------------------------
          255,000   Orthofix International N.V.(1)                   9,333,000
-------------------------------------------------------------------------------
          205,000   Owens & Minor Inc.                               4,940,500
-------------------------------------------------------------------------------
           75,000   Sybron Dental Specialties Inc.(1)                1,880,250
-------------------------------------------------------------------------------
                                                                    40,370,550
-------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 2.7%
-------------------------------------------------------------------------------
          760,000   Alliance Imaging Inc.(1)                         2,614,400
-------------------------------------------------------------------------------
          520,000   LifePoint Hospitals Inc.(1)                     12,506,000
-------------------------------------------------------------------------------
          455,000   RehabCare Group, Inc.(1)                         7,757,750
-------------------------------------------------------------------------------
          300,000   Renal Care Group Inc.(1)                        10,245,000
-------------------------------------------------------------------------------
                                                                    33,123,150
-------------------------------------------------------------------------------

MINING & METALS - 0.9%
-------------------------------------------------------------------------------
          690,000   Olin Corp.                                      10,915,800
-------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 2.7%
-------------------------------------------------------------------------------
          130,000   Bandag, Incorporated                             4,384,900
-------------------------------------------------------------------------------
          505,000   Cooper Tire & Rubber                             8,014,350
-------------------------------------------------------------------------------
          190,000   Lear Corporation(1)                             10,001,600
-------------------------------------------------------------------------------
          260,000   Superior Industries
                     International, Inc.                            10,543,000
-------------------------------------------------------------------------------
                                                                    32,943,850
-------------------------------------------------------------------------------

MULTI-INDUSTRY - 0.8%
-------------------------------------------------------------------------------
          560,614   Griffon Corp.(1)                                10,068,627
-------------------------------------------------------------------------------

OIL SERVICES - 3.9%
-------------------------------------------------------------------------------
          450,000   Cal Dive International Inc.(1)                   8,748,000
-------------------------------------------------------------------------------
          265,000   Helmerich & Payne, Inc.                          6,927,100
-------------------------------------------------------------------------------
          390,000   Hydril Co.(1)                                    7,901,400
-------------------------------------------------------------------------------
        1,180,000   Key Energy Group, Inc.(1)                       11,387,000
-------------------------------------------------------------------------------
          390,000   Unit Corporation(1)                              7,347,600
-------------------------------------------------------------------------------
          280,000   W-H Energy Services Inc.(1)                      4,984,000
-------------------------------------------------------------------------------
                                                                    47,295,100
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          13

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                               Value
-------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 4.8%
-------------------------------------------------------------------------------
          120,000   Direct General Corp.(1)                         $3,008,400
-------------------------------------------------------------------------------
           95,000   Erie Indemnity Company                           3,695,500
-------------------------------------------------------------------------------
          255,000   HCC Insurance Holdings, Inc.                     7,415,400
-------------------------------------------------------------------------------
          470,000   Horace Mann Educators Corp.                      6,819,700
-------------------------------------------------------------------------------
          600,000   Platinum Underwriters Holdings                  16,860,000
-------------------------------------------------------------------------------
          475,000   PMI Group, Inc. (The)                           16,031,250
-------------------------------------------------------------------------------
          170,000   ProAssurance Corp.(1)                            4,391,100
-------------------------------------------------------------------------------
                                                                    58,221,350
-------------------------------------------------------------------------------

PUBLISHING - 1.5%
-------------------------------------------------------------------------------
          270,000   Banta Corp.                                      9,720,000
-------------------------------------------------------------------------------
          490,000   Journal Communications Inc.(1)                   8,109,500
-------------------------------------------------------------------------------
                                                                    17,829,500
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.9%
-------------------------------------------------------------------------------
          440,000   Getty Realty Corp.                              10,780,000
-------------------------------------------------------------------------------
           90,000   Heritage Property
                    Investment Trust                                 2,599,200
-------------------------------------------------------------------------------
          480,000   Maguire Properties, Inc.                         9,840,000
-------------------------------------------------------------------------------
                                                                    23,219,200
-------------------------------------------------------------------------------

RESTAURANTS - 4.0%
-------------------------------------------------------------------------------
          225,000   AFC Enterprises Inc.(1)                          3,622,500
-------------------------------------------------------------------------------
          350,000   CEC Entertainment Inc.(1)                       13,720,000
-------------------------------------------------------------------------------
          655,000   Jack in the Box Inc.(1)                         11,659,000
-------------------------------------------------------------------------------
          867,700   O'Charleys Inc.(1)                              12,867,991
-------------------------------------------------------------------------------
          250,000   Papa John's
                    International, Inc.(1)                           6,202,500
-------------------------------------------------------------------------------
                                                                    48,071,991
-------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 0.2%
-------------------------------------------------------------------------------
           70,000   Raymond James Financial, Inc.                    2,544,500
-------------------------------------------------------------------------------

SEMICONDUCTOR - 0.1%
-------------------------------------------------------------------------------
           75,000   Avnet Inc.(1)                                    1,239,000
-------------------------------------------------------------------------------
           25,000   DuPont Photomasks, Inc.(1)                         567,750
-------------------------------------------------------------------------------
                                                                     1,806,750
-------------------------------------------------------------------------------

SPECIALTY STORES - 1.3%
-------------------------------------------------------------------------------
          380,000   Genesco Inc.(1)                                  6,102,800
-------------------------------------------------------------------------------
          415,000   Linens 'n Things, Inc.(1)                        9,868,700
-------------------------------------------------------------------------------
                                                                    15,971,500
-------------------------------------------------------------------------------

THRIFTS - 1.1%
-------------------------------------------------------------------------------
          545,000   Washington Federal, Inc.                        13,739,450
-------------------------------------------------------------------------------

TRUCKING & SHIPPING & AIR FREIGHT - 1.8%
-------------------------------------------------------------------------------
          210,000   Ryder System, Inc.                               6,157,200
-------------------------------------------------------------------------------
          485,000   USF Corp.                                       15,262,950
-------------------------------------------------------------------------------
                                                                    21,420,150
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,019,231,393)                                            1,133,806,245
-------------------------------------------------------------------------------

Shares                                                              Value
-------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 2.2%

ENERGY RESERVES & PRODUCTION - 0.3%
-------------------------------------------------------------------------------
           65,000   Chesapeake Energy Corp.,
                    6.00%, 12/31/49  (Acquired 2/27/03-2/28/03,
                    Cost $3,345,666)(2)                             $4,078,750
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE - 0.5%
-------------------------------------------------------------------------------
          175,000   Phoenix Companies Inc.,
                    7.25%, 2/16/06                                   6,300,000
-------------------------------------------------------------------------------

MINING & METALS - 0.4%
-------------------------------------------------------------------------------
           76,000   Arch Coal Inc.,
                    5.00%, 12/31/49                                  4,930,120
-------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 1.0%
-------------------------------------------------------------------------------
          378,981   United Fire & Casualty Co.,
                    Series A, 6.375%, 5/15/14                       10,668,315
-------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,095,568)                                                  25,977,185
-------------------------------------------------------------------------------

PREFERRED STOCKS - 0.8%

BANKS - 0.4%
-------------------------------------------------------------------------------
           43,000   BancorpSouth Capital Trust I,
                    8.15%, 1/28/32                                   1,145,950
-------------------------------------------------------------------------------
           30,000   Chittenden Capital Trust I,
                    8.00%, 7/1/32                                      804,000
-------------------------------------------------------------------------------
           74,500   MB Financial Capital Trust I,
                    8.60%, 9/30/32                                   2,029,380
-------------------------------------------------------------------------------
           32,000   Sterling Bancshares Capital
                    Trust III, 8.30%, 9/26/32                          855,520
-------------------------------------------------------------------------------
                                                                     4,834,850
-------------------------------------------------------------------------------

GAS & WATER UTILITIES - 0.1%
-------------------------------------------------------------------------------
           47,500   AGL Capital Trust II,
                    8.00%, 5/15/41                                   1,282,500
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.3%
-------------------------------------------------------------------------------
           56,000   Hospitality Properties, Series B,
                    8.875%, 12/10/07                                 1,492,400
-------------------------------------------------------------------------------
           81,000   Mills Corp. (The), Series B,
                    9.00%, 10/9/07                                   2,154,600
-------------------------------------------------------------------------------
                                                                     3,647,000
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost $9,239,676)                                                    9,764,350
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
14

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Value                                                      Value
-------------------------------------------------------------------------------

 CONVERTIBLE BONDS - 0.5%

MEDICAL PROVIDERS & SERVICES - 0.5%
-------------------------------------------------------------------------------
       $6,670,000   LifePoint Hospitals Holdings Inc.,
                    4.50%, 6/1/09
(Cost $6,435,485)                                                   $6,311,488
-------------------------------------------------------------------------------

                                                                    Value
-------------------------------------------------------------------------------

 TEMPORARY CASH INVESTMENTS - 2.6%

Repurchase Agreement, Deutsche Bank Inc.,
(U.S. Treasury obligations), in a
joint trading  account at 0.90%, dated 9/30/03,
due 10/1/03 (Delivery value $31,300,783)
(Cost $31,300,000)                                                 431,300,000
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $1,087,302,122)                                           $1,207,159,268
===============================================================================
 NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2003, was
   $4,078,750, which represented 0.3% of net assets.

See Notes to Financial Statements.

                                                                         -----
                                                                         15

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)

-------------------------------------------------------------------------------
                                           EQUITY INCOME        SMALL CAP VALUE
-------------------------------------------------------------------------------

ASSETS
-------------------------------------------------------------------------------
Investment securities, at value
(cost of $2,085,109,814 and
$1,087,302,122, respectively)                $2,214,143,844      $1,207,159,268
-------------------------------------------------------------------------------
Receivable for investments sold                  12,628,680          53,523,578
----------------------------------------------
Receivable for capital shares sold                2,037,799              34,568
----------------------------------------------
Dividends and interest receivable                 4,621,451           1,156,285
-------------------------------------------------------------------------------
                                              2,233,431,774       1,261,873,699
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Disbursements in excess of demand
deposit cash                                      4,443,982             213,661
----------------------------------------------
Payable for investments purchased                23,066,086          33,091,349
----------------------------------------------
Payable for forward foreign currency
exchange contracts                                   47,150                  --
----------------------------------------------
Payable for capital shares redeemed                   1,212                  --
----------------------------------------------
Accrued management fees                           1,734,118           1,227,290
----------------------------------------------
Distribution fees payable                            76,804              60,069
----------------------------------------------
Service fees payable                                 67,362              58,659
-------------------------------------------------------------------------------
                                                 29,436,714          34,651,028
-------------------------------------------------------------------------------
NET ASSETS                                   $2,203,995,060      $1,227,222,671
===============================================================================

NET ASSETS CONSIST OF:
----------------------------------------------
Capital (par value and paid-in surplus)      $2,083,611,665      $1,171,927,245
----------------------------------------------
Undistributed net investment income               1,648,984           1,132,319
----------------------------------------------
Accumulated net realized loss on
investment and foreign currency transactions    (10,254,703)        (65,694,039)
----------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                           128,989,114         119,857,146
-------------------------------------------------------------------------------
                                             $2,203,995,060      $1,227,222,671
===============================================================================

INVESTOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                   $1,766,238,606        $837,451,366
----------------------------------------------
Shares outstanding                              246,956,904         104,315,103
----------------------------------------------
Net asset value per share                             $7.15               $8.03
-------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                     $108,436,077        $112,497,464
----------------------------------------------
Shares outstanding                               15,152,716          13,985,004
----------------------------------------------
Net asset value per share                             $7.16               $8.04
-------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                     $305,792,604        $273,952,194
----------------------------------------------
Shares outstanding                               42,773,798          34,164,808
----------------------------------------------
Net asset value per share                             $7.15               $8.02
-------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                      $23,525,284          $3,321,647
----------------------------------------------
Shares outstanding                                3,294,464             420,796
----------------------------------------------
Net asset value per share                             $7.14               $7.89
-------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Net assets                                           $2,489                 N/A
----------------------------------------------
Shares outstanding                                      348                 N/A
----------------------------------------------
Net asset value per share                             $7.15                 N/A
-------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------
                                           EQUITY INCOME        SMALL CAP VALUE
-------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
----------------------------------------------
Dividends (including $437,586 and
$0 from affiliates, respectively, and
net of foreign taxes withheld of
$367,796 and $0, respectively)                $  30,466,815       $   8,973,492
----------------------------------------------
Interest                                          4,289,832             525,045
-------------------------------------------------------------------------------
                                                 34,756,647           9,498,537
-------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------
Management fees                                   9,239,851           6,650,248
----------------------------------------------
Distribution fees:
----------------------------------------------
  Advisor Class                                     293,478             291,519
----------------------------------------------
  C Class                                            67,671              12,179
----------------------------------------------
Service fees:
----------------------------------------------
  Advisor Class                                     293,478             291,519
----------------------------------------------
  C Class                                            22,557               4,060
----------------------------------------------
Service and distribution fees - R Class                   1                  --
----------------------------------------------
Directors' fees and expenses                         19,188              12,773
----------------------------------------------
Other expenses                                        9,488               4,527
-------------------------------------------------------------------------------
                                                  9,945,712           7,266,825
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                            24,810,935           2,231,712
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
----------------------------------------------
Investment transactions (including $12,603
and $(227,577) from affiliates, respectively)    77,279,916          50,208,895
----------------------------------------------
Foreign currency transactions                       (75,978)                 --
-------------------------------------------------------------------------------
                                                 77,203,938          50,208,895
-------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
----------------------------------------------
Investments                                     156,858,047         178,544,662
----------------------------------------------
Translation of assets and liabilities
in foreign currencies                               (44,917)                 --
-------------------------------------------------------------------------------
                                                156,813,130         178,544,662
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                234,017,068         228,753,557

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $258,828,003        $230,985,269
===============================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------
                                                EQUITY INCOME                         SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS     SEPT 30, 2003      MARCH 31, 2003      SEPT 30, 2003     MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------

OPERATIONS
---------------------------------
Net investment income                $    24,810,935    $    34,031,293     $     2,231,712       $  4,238,703
-------------------------------------
Net realized gain (loss)                  77,203,938        (86,742,952)         50,208,895       (106,206,454)
-------------------------------------
Change in net unrealized
appreciation (depreciation)              156,813,130       (117,808,831)        178,544,662       (247,914,277)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                258,828,003       (170,520,490)        230,985,269       (349,882,028)
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------
From net investment income:
---------------------------------
  Investor Class                         (19,073,363)       (28,852,243)           (982,766)        (2,197,018)
-------------------------------------
  Institutional Class                     (1,285,252)        (2,051,311)           (175,246)          (438,373)
-------------------------------------
  Advisor Class                           (2,637,943)        (2,523,809)           (134,217)          (146,630)
-------------------------------------
  C Class                                   (129,488)          (139,021)                 --                 --
-------------------------------------
  R Class                                        (14)                 --                 --                 --
-------------------------------------
From net realized gains:
---------------------------------
  Investor Class                                  --        (17,093,197)                 --        (35,958,617)
-------------------------------------
  Institutional Class                             --         (1,246,174)                 --         (4,104,621)
-------------------------------------
  Advisor Class                                   --         (1,733,545)                 --         (8,177,684)
-------------------------------------
  C Class                                         --           (129,993)                 --           (128,344)
-------------------------------------
  R Class                                         --                --                   --                 --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (23,126,060)       (53,769,293)         (1,292,229)       (51,151,287)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share transactions               443,813,574        579,060,036          71,227,863       (249,311,127)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            679,515,517        354,770,253         300,920,903       (650,344,442)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                    1,524,479,543      1,169,709,290         926,301,768      1,576,646,210
-----------------------------------------------------------------------------------------------------------------
End of period                         $2,203,995,060     $1,524,479,543      $1,227,222,671       $926,301,768
=================================================================================================================

Accumulated undistributed
net investment income (loss)              $1,648,984           $(35,891)         $1,132,319           $192,836
=================================================================================================================

See Notes to Financial Statements.

-----
18

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income) and
Small Cap Value Fund (Small Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940
Act. Equity Income's investment objective is the production of current income;
capital appreciation is a secondary objective. The fund pursues its investment objective by investing in securities of companies with a favorable income-paying history. Small Cap Value's investment objective is long-term capital growth. The production of income is a secondary objective. Small Cap Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. Small Cap
Value is authorized to issue the Investor Class, the Institutional Class, the
Advisor Class and the C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class for Equity Income commenced on August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value
(initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

                                                                         -----
                                                                         19

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month.

Following are the annual management fee schedules for the funds:

                                                                   (continued)

-----
20

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

                             EQUITY INCOME                SMALL CAP VALUE
-------------------------------------------------------------------------------
Investor                         1.00%                         1.25%
-------------------------------------------------------------------------------
Institutional                    0.80%                         1.05%
-------------------------------------------------------------------------------
Advisor                          0.75%                         1.00%
-------------------------------------------------------------------------------
C Class                          1.00%                         1.25%
-------------------------------------------------------------------------------
R Class                          1.00%                          N/A
-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                    ADVISOR                       C
--------------------------------------------------------------------------------
Distribution Fee                     0.25%                      0.75%
--------------------------------------------------------------------------------
Service Fee                          0.25%                      0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended September 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                              EQUITY INCOME     SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases                                    $1,411,484,238      $784,405,087
--------------------------------------------------------------------------------
Proceeds from sales                           $909,927,191       $724,534,750
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          21

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------------------------------------
                                                          EQUITY INCOME                  SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
                                                    SHARES            AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                                450,000,000                     300,000,000
==============================================================================================================
Sold                                              77,769,056     $545,583,740     16,900,846      $129,941,699
------------------------------------------------
Issued in reinvestment of distributions            2,385,179       17,322,913        118,719           926,010
------------------------------------------------
Redeemed                                         (38,445,478)    (270,275,830)   (16,931,306)     (127,899,509)
--------------------------------------------------------------------------------------------------------------
Net increase                                      41,708,757     $292,630,823         88,259        $2,968,200
==============================================================================================================
YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                                400,000,000                     500,000,000
==============================================================================================================
Sold                                             126,869,218     $844,893,488     49,792,237      $390,740,182
------------------------------------------------
Issued in reinvestment of distributions            6,523,806       42,636,828      5,162,512        35,290,424
------------------------------------------------
Redeemed                                         (67,396,686)    (441,407,719)  (102,245,090)     (749,618,497)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           65,996,338     $446,122,597    (47,290,341)    $(323,587,891)
==============================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                                 35,000,000                      50,000,000
==============================================================================================================
Sold                                               4,442,277      $30,901,719      3,184,239       $24,349,345
------------------------------------------------
Issued in reinvestment of distributions              154,917        1,125,918         21,441           167,456
------------------------------------------------
Redeemed                                          (1,942,986)     (13,627,175)    (1,562,877)      (11,843,708)
--------------------------------------------------------------------------------------------------------------
Net increase                                       2,654,208      $18,400,462      1,642,803       $12,673,093
==============================================================================================================

YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                                 35,000,000                      50,000,000
==============================================================================================================
Sold                                              10,215,767      $68,080,282      9,080,438       $72,796,248
------------------------------------------------
Issued in reinvestment of distributions              464,724        3,042,376        630,987         4,316,912
------------------------------------------------
Redeemed                                          (7,108,997)     (46,593,748)    (7,073,336)      (51,307,724)
--------------------------------------------------------------------------------------------------------------
Net increase                                       3,571,494      $24,528,910      2,638,089       $25,805,436
==============================================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                                 75,000,000                     100,000,000
==============================================================================================================
Sold                                              22,887,220     $160,514,387     12,435,106       $95,790,488
------------------------------------------------
Issued in reinvestment of distributions              324,965        2,359,539         14,899           116,210
------------------------------------------------
Redeemed                                          (5,659,564)     (39,387,694)    (5,192,819)      (40,019,420)
--------------------------------------------------------------------------------------------------------------
Net increase                                      17,552,621     $123,486,232      7,257,186       $55,887,278
==============================================================================================================

YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                                 35,000,000                     100,000,000
==============================================================================================================
Sold                                              21,307,401     $140,186,652     14,031,466      $108,771,082
------------------------------------------------
Issued in reinvestment of distributions              646,462        4,213,686      1,036,024         7,089,436
------------------------------------------------
Redeemed                                          (6,902,549)     (45,592,711)    (9,384,344)      (67,240,456)
--------------------------------------------------------------------------------------------------------------
Net increase                                      15,051,314      $98,807,627      5,683,146       $48,620,062
==============================================================================================================

                                                                    (continued)

-----
22

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows:

                                                          EQUITY INCOME                SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------
                                                   SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------
C Class
---------------------------------------------------------------------------------------------------------------

SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                                 10,000,000                      12,500,000
===============================================================================================================
Sold                                               1,405,435      $9,857,530           2,234        $   18,024
------------------------------------------------
Issued in reinvestment of distributions               14,532         105,463              --                --
------------------------------------------------
Redeemed                                             (97,337)       (669,451)        (43,733)         (318,732)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            1,322,630      $9,293,542         (41,499)        $(300,708)
===============================================================================================================

YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                                 10,000,000                      12,500,000
===============================================================================================================
Sold                                               1,617,121     $10,754,876          70,196        $  457,189
------------------------------------------------
Issued in reinvestment of distributions               34,947         228,049          15,446           104,723
------------------------------------------------
Redeemed                                            (218,221)     (1,382,023)        (88,518)         (710,646)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)                            1,433,847      $9,600,902          (2,876)        $(148,734)
===============================================================================================================

R CLASS
---------------------------------------------------------------------------------------------------------------

PERIOD ENDED SEPTEMBER 30, 2003(1)

SHARES AUTHORIZED                                 50,000,000                             N/A
===============================================================================================================
Sold                                                     346          $2,501              --                --
------------------------------------------------
Issued in reinvestment of distributions                    2              14              --                --
------------------------------------------------
Redeemed                                                  --              --              --                --
---------------------------------------------------------------------------------------------------------------
Net increase                                             348          $2,515              --                --
===============================================================================================================

(1) August 29, 2003 (commencement of sale) through September 30, 2003 for
    Equity Income.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended Septmeber 30, 2003 follows:
-----------------------------------------------------------------------------------------------------------------------
                     SHARE BALANCE    PURCHASE         SALES       REALIZED     DIVIDEND        SEPTEMBER 30, 2003
FUND/COMPANY            3/31/03         COST            COST      GAIN (LOSS)    INCOME    SHARE BALANCE  MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------
Nordson Corp.(1)        1,190,141     $9,597,001     $2,595,870      $12,603     $437,586    1,495,704     $38,723,777
=======================================================================================================================
SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
O'Charleys Inc.(1)(2)        --      $15,900,854     $1,394,262    $(227,577)         --       867,700     $12,867,991
=======================================================================================================================

(1) Company was not an affiliate at September 30, 2003.

(2) Non-income producing

                                                                    (continued)

                                                                          -----
                                                                          23

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2003.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                              EQUITY INCOME     SMALL CAP VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments               $2,122,956,656     $1,126,243,040
================================================================================
Gross tax appreciation of investments           $143,152,878       $138,761,044
--------------------------------------------
Gross tax depreciation of investments            (51,965,690)       (57,844,816)
--------------------------------------------------------------------------------
Net tax appreciation of investments              $91,187,188        $80,916,228
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2003:
--------------------------------------------------------------------------------
                                              EQUITY INCOME     SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulated capital losses                      $(45,509,616)      $(29,073,102)
--------------------------------------------
Capital loss deferral                            $(4,923,272)      $(47,888,914)
--------------------------------------------------------------------------------

The accumulated capital losses listed above  represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2011 for both Equity
Income and Small Cap Value.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. The funds have elected to  treat such losses as having been incurred in  the following fiscal year for federal income tax purposes.

-----
24

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                          INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2003           2002        2001        2000         1999
=====================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.22          $7.36          $6.47       $5.50       $5.95        $7.15
---------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(2)                  0.09           0.17           0.17        0.18        0.21         0.22
----------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.92          (1.05)          0.93        0.96        0.03        (0.23)
---------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.01          (0.88)          1.10        1.14        0.24        (0.01)
---------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income               (0.08)         (0.16)         (0.17)      (0.17)      (0.21)       (0.23)
----------------------------------------
  From Net Realized Gains                     --          (0.10)         (0.04)         --       (0.48)       (0.96)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.08)         (0.26)         (0.21)      (0.17)      (0.69)       (1.19)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.15          $6.22          $7.36       $6.47       $5.50        $5.95
=====================================================================================================================
  TOTAL RETURN(3)                          16.25%        (12.09)%        17.35%      20.85%       3.88%       (0.44)%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.00%(4)          1.00%          1.00%       1.00%       1.00%        1.00%
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.61%(4)          2.60%          2.49%       3.02%       3.41%        3.31%
----------------------------------------
Portfolio Turnover Rate                       49%           120%           139%        169%        141%         180%
----------------------------------------
Net Assets, End of Period
(in thousands)                         $1,766,239     $1,277,478     $1,025,143    $467,425    $282,692     $296,585
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                         ------
                                                                         25

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2003           2002        2001        2000       1999(2)
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.23          $7.36          $6.47       $5.50       $5.95        $6.96
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income(3)                  0.10           0.19           0.19        0.20        0.22         0.07
----------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.92          (1.04)          0.92        0.95        0.03         0.06
--------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.02          (0.85)          1.11        1.15        0.25         0.13
--------------------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income               (0.09)         (0.18)         (0.18)      (0.18)      (0.22)      (0.18)
----------------------------------------
  From Net Realized Gains                     --          (0.10)         (0.04)         --       (0.48)      (0.96)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.09)         (0.28)         (0.22)      (0.18)      (0.70)      (1.14)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.16          $6.23          $7.36       $6.47       $5.50        $5.95
====================================================================================================================
  TOTAL RETURN(4)                          16.18%       (11.77)%         17.40%      21.26%       4.09%       1.60%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.80%(5)          0.80%          0.80%       0.80%       0.80%    0.80%(5)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.81%(5)          2.80%          2.69%       3.22%       3.61%    1.61%(5)
----------------------------------------
Portfolio Turnover Rate                       49%           120%           139%        169%        141%     180%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                           $108,436        $77,837        $65,738     $19,130     $13,716      $2,654
--------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) July 8, 1998 (commencement of sale) through March 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

-----
26

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------------------
                                                                          ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------
                                          2003(1)         2003           2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.22          $7.36          $6.47       $5.50       $5.95       $7.16
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(2)                  0.08           0.16           0.16        0.17        0.20        0.21
---------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.92          (1.05)          0.92        0.96        0.02       (0.24)
--------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.00          (0.89)          1.08        1.13        0.22       (0.03)
--------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (0.07)         (0.15)         (0.15)      (0.16)      (0.19)      (0.22)
---------------------------------------
  From Net Realized Gains                     --          (0.10)         (0.04)         --       (0.48)      (0.96)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.07)         (0.25)         (0.19)      (0.16)      (0.67)      (1.18)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $7.15          $6.22          $7.36       $6.47       $5.50       $5.95
====================================================================================================================
  TOTAL RETURN(3)                          16.11%        (12.30)%        17.05%      20.55%       3.61%      (0.75)%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.25%(4)          1.25%          1.25%       1.25%       1.25%       1.25%
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    2.36%(4)          2.35%          2.24%       2.77%       3.16%       3.06%
---------------------------------------
Portfolio Turnover Rate                       49%           120%           139%        169%        141%        180%
---------------------------------------
Net Assets, End of Period
(in thousands)                           $305,793       $156,911        $74,868     $27,887     $20,281     $12,251
--------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                         ------
                                                                         27

Equity Income- Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                                       C CLASS
-----------------------------------------------------------------------------------------
                                                         2003(1)      2003       2002(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                     $6.21       $7.36        $6.89
-----------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(3)                                0.06        0.11         0.07
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.92       (1.06)        0.50
-----------------------------------------------------------------------------------------
  Total From Investment Operations                        0.98       (0.95)        0.57
-----------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                             (0.05)      (0.10)       (0.06)
-----------------------------------------------------
  From Net Realized Gains                                   --       (0.10)       (0.04)
-----------------------------------------------------------------------------------------
  Total Distributions                                    (0.05)      (0.20)       (0.10)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $7.14       $6.21        $7.36
=========================================================================================
  TOTAL RETURN(4)                                        15.70%     (13.08)%       8.45%
-----------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets      2.00%(5)        2.00%    2.00%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets   1.61%(5)        1.60%    1.36%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                     49%         120%     139%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $23,525      $12,254      $3,960
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) July 13, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and do not reflect applicable sales charges.
   Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

-----
28

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
 Net Investment Income(2)                                               0.01
---------------------------------------------------------------
 Net Realized and Unrealized Loss                                      (0.04)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      (0.03)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------------
 From Net Investment Income                                            (0.04)
----------------------------------------------------------------
 From Net Realized Gains                                                  --
--------------------------------------------------------------------------------
 Total Distributions                                                   (0.04)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $7.15
================================================================================
 TOTAL RETURN(3)                                                       (0.41)%
================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                       1.50%(4)
----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.42%(4)
----------------------------------------------------------------
Portfolio Turnover Rate                                                   49%(5)
----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $2
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through September 30, 2003
   (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the six months ended
   September 30, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------------------
                                                                              INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------
                                            2003(1)        2003          2002        2001        2000       1999(2)
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.44          $8.62          $6.60       $5.04       $4.73       $5.00
-----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(3)                  0.02           0.03           0.02        0.07        0.05        0.03
------------------------------------
  Net Realized and Unrealized Gain (Loss)   1.58          (1.87)          2.20        1.74        0.60       (0.24)
-----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.60          (1.84)          2.22        1.81        0.65       (0.21)
-----------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income               (0.01)         (0.02)         (0.02)      (0.05)      (0.06)      (0.02)
------------------------------------
  From Net Realized Gains                     --          (0.32)         (0.18)      (0.20)      (0.28)      (0.04)
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.01)         (0.34)         (0.20)      (0.25)      (0.34)      (0.06)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $8.03          $6.44          $8.62       $6.60       $5.04       $4.73
=======================================================================================================================
  TOTAL RETURN(4)                          24.84%        (21.55)%        33.97%      36.51%      14.37%      (4.24)%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.25%(5)          1.25%          1.25%       1.25%       1.25%     1.25%(5)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.44%(5)          0.37%          0.27%       1.10%       1.04%     1.02%(5)
------------------------------------
Portfolio Turnover Rate                       67%           104%            73%        144%        178%         153%
------------------------------------
Net Assets, End of Period
(in thousands)                           $837,451       $670,755     $1,305,952    $225,517     $17,690      $11,410
-----------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) July 31, 1998 (inception) through March 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

-----
30

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------
                                             2003(1)         2003           2002        2001        2000       1999(2)
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $6.45          $8.63          $6.61       $5.04       $4.74        $4.83
----------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income(3)                  0.02           0.04           0.03        0.07        0.07         0.03
---------------------------------------
  Net Realized and Unrealized Gain (Loss)   1.58          (1.87)          2.20        1.76        0.58        (0.06)
----------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.60          (1.83)          2.23        1.83        0.65        (0.03)
----------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Investment Income               (0.01)         (0.03)         (0.03)      (0.06)      (0.07)       (0.02)
---------------------------------------
  From Net Realized Gains                     --          (0.32)         (0.18)      (0.20)      (0.28)       (0.04)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.01)         (0.35)         (0.21)      (0.26)      (0.35)       (0.06)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $8.04          $6.45          $8.63       $6.61       $5.04        $4.74
======================================================================================================================
  TOTAL RETURN(4)                          24.86%        (21.38)%        34.11%      36.99%      14.39%       (0.60)%
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    1.05%(5)          1.05%          1.05%       1.05%       1.05%     1.05%(5)
---------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    0.64%(5)          0.57%          0.47%       1.30%       1.24%     1.22%(5)
---------------------------------------
Portfolio Turnover Rate                       67%           104%            73%        144%        178%      153%(6)
---------------------------------------
Net Assets, End of Period
(in thousands)                           $112,497        $79,546        $83,712      $8,593      $2,359         $986
----------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) October 26, 1998 (commencement of sale) through March 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the period July 31, 1998 (fund inception) through March
   31, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------------------------
                                                                                  ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
                                                          2003(1)         2003        2002        2001       2000(2)
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                      $6.43          $8.62       $6.60       $5.04        $4.73
---------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(3)                                 0.01           0.01          --(4)     0.05         0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  1.58          (1.87)       2.21        1.75         0.29
---------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         1.59          (1.86)       2.21        1.80         0.32
---------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 --(4)       (0.01)      (0.01)      (0.04)       (0.01)
-----------------------------------------------------
  From Net Realized Gains                                    --          (0.32)      (0.18)      (0.20)          --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                        --(4)       (0.33)      (0.19)      (0.24)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $8.02          $6.43       $8.62       $6.60        $5.04
=====================================================================================================================
  TOTAL RETURN(5)                                         24.80%        (21.85)%     33.74%      36.18%        6.86%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       1.50%(6)          1.50%       1.50%       1.50%     1.50%(6)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets    0.19%(6)          0.12%       0.02%       0.85%     2.21%(6)
-----------------------------------------------------
Portfolio Turnover Rate                                      67%           104%         73%        144%      178%(7)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $273,952       $173,064    $182,986     $20,600          $91
---------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) December 31, 1999 (commencement of sale) through March 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended  March 31, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
32

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------
                                                                      C CLASS
-----------------------------------------------------------------------------------------------
                                                        2003(1)         2003          2002(2)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $6.35          $8.59           $7.57
-----------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Loss(3)                                (0.02)         (0.04)          (0.05)
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                1.56          (1.88)           1.23
-----------------------------------------------------------------------------------------------
  Total From Investment Operations                       1.54          (1.92)           1.18
-----------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                               --             --              --(4)
-----------------------------------------------------
  From Net Realized Gains                                  --          (0.32)          (0.16)
-----------------------------------------------------------------------------------------------
  Total Distributions                                      --          (0.32)          (0.16)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $7.89          $6.35           $8.59
===============================================================================================
  TOTAL RETURN(5)                                       24.25%        (22.58)%         15.80%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     2.25%(6)          2.25%        2.25%(6)
-----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets  (0.56)%(6)        (0.63)%      (0.78)%(6)
-----------------------------------------------------
Portfolio Turnover Rate                                    67%           104%          73%(7)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $3,322         $2,936          $3,997
-----------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) June 1, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and do not reflect applicable sales charges.
   Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          33

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Small Cap Value: Investor Class, Institutional Class,
Advisor Class, and C Class. The total expense ratios for Advisor, C, and R Class shares are higher than those of Investor Class. The expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

-----
34

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you  elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the Funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund.  A description of the policies and procedures the manager uses in  fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's
Web site at www.americancentury.com and on the Securities and Exchange
Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          35

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The  S&P  500 INDEX is a  market-value  weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P  SMALLCAP 600 INDEX, a  capitalization-weighted  index consisting of
600 domestic stocks,  measures the small company segment of the U.S. market. The
S&P  SMALLCAP  600/BARRA  VALUE  INDEX  is a  capitalization-weighted  index consisting of S&P SmallCap 600 stocks with lower  price-to-book  ratios that are slower growing or undervalued.

-----
36

[inside back cover - blank page]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES:  1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFILIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

0311                                 American Century Investment Services, Inc.
SH-SAN-36280S                     (c)2003 American Century Services Corporation

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Value
Large Company Value

[american century logo and text logo (reg.sm)]

Our Message to You.....................................................   1

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo James E. Stowers, Jr. and James E. Stowers III]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Value and Large Company Value funds for the six months ended September
30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.

James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III

James E. Stowers III
Co-Chairman of the Board

                                                                          -----
                                                                          1

Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                           -----------------------------------
                                                 AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                     SINCE      INCEPTION
                                  1 YEAR     5 YEARS    10 YEARS   INCEPTION      DATE
-------------------------------------------------------------------------------------------
 INVESTOR CLASS                   23.02%      7.83%      11.87%     11.77%       9/1/1993
-------------------------------------------------------------------------------------------
 LIPPER MULTI-CAP VALUE INDEX     27.08%      5.49%       9.57%      9.48%(1)       --
-------------------------------------------------------------------------------------------
 S&P 500 INDEX                    24.40%      1.00%      10.05%      9.88%(1)       --
-------------------------------------------------------------------------------------------
 Institutional Class              23.43%      8.05%         --       6.41%      7/31/1997
-------------------------------------------------------------------------------------------
 Advisor Class                    22.73%      7.58%         --       9.12%      10/2/1996
-------------------------------------------------------------------------------------------
 A Class                                                                        1/31/2003
    No sales charge*                 --         --          --      16.88%(2)
    With sales charge*               --         --          --      10.20%(2)
-------------------------------------------------------------------------------------------
 B Class                                                                        1/31/2003
    No sales charge*                 --         --          --      16.34%(2)
    With sales charge*               --         --          --      11.34%(2)
-------------------------------------------------------------------------------------------
 C Class*                         21.53%        --          --       0.23%       6/4/2001
-------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and
CDSC; B and C Class shares have CDSCs. Please see the Share Class Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(2)  Returns for periods less than one year are not annualized.

                                                                     (continued)
-----
2

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended September 30
--------------------------------------------------------------------------------------------------------
                    1994    1995     1996     1997     1998     1999    2000     2001     2002     2003
--------------------------------------------------------------------------------------------------------
 Investor Class     7.41%  23.88%   22.15%   37.80%   -5.98%   12.04%   2.95%   12.36%   -8.55%   23.02%
--------------------------------------------------------------------------------------------------------
 Lipper Multi-Cap
 Value Index        4.27%  23.51%   16.13%   37.54%   -7.19%   15.36%  10.61%   -6.04%  -14.25%   27.08%
--------------------------------------------------------------------------------------------------------
 S&P 500 Index      3.69%  29.75%   20.33%   40.45%    9.05%   27.80%  13.28%  -26.62%  -20.49%   24.40%
--------------------------------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          3

Value - Portfolio Commentary

[Photo of Phil Davidson and Scott Moore]

A portfolio commentary from Phil Davidson (left) and Scott Moore, portfolio managers on the Value investment team.

PERFORMANCE SUMMARY

Value posted a total return of 20.02%* for the six months ending September 30,
2003. Value's benchmark, the Lipper Multi-Cap Value Index, gained 22.61% for the period.

Value's long-term performance against its benchmark index has been strong--from the fund's inception on September 1, 1993, it has produced an average annual total return of 11.77%, significantly ahead of the 9.48% return recorded by the
Lipper Multi-Cap Value Index for the same time period.

AN UPBEAT MARKET

The U.S. economy continued to rebound during the period covered by this report, albeit at a somewhat sluggish pace. Despite deepening unemployment, higher oil prices and a faltering dollar, inflation remained low, prompting the Federal
Reserve to cut interest rates to a 45-year low in June. At the same time, rising corporate profits, solid retail activity, and strength in the housing market buoyed investor confidence and drove stocks steadily higher. The S&P 500, considered representative of the broad market, gained 18.45% during the six months. Both value-oriented and growth shares performed well during the period, while smaller companies pulled ahead of their larger-cap counterparts.

TRENDING HIGHER

Financial stocks moved higher with the market, making this sector Value's richest source of absolute performance during the period. Our focus on quality and fundamental strength directed us to several well-performing names in the banking, insurance, and securities & asset management industries--groups that generally were helped by lower interest rates and perceptions  of an improving economy. Top names in these groups included securities and asset management firm
A.G. Edwards and investment management firm T. Rowe Price, whose recent progress reflected investors' growing optimism and increased participation in the stock market.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        9/30/03               3/31/03
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                       4.8%                    --
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                     3.9%                  4.0%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                        3.8%                  3.0%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                     3.8%                  2.4%
--------------------------------------------------------------------------------
Freddie Mac                              3.3%                  3.7%
--------------------------------------------------------------------------------
Allstate Corp.                           3.2%                  2.1%
--------------------------------------------------------------------------------
BP plc ADR                               3.0%                  3.1%
--------------------------------------------------------------------------------
Emerson Electric Co.                     3.0%                  2.5%
--------------------------------------------------------------------------------
Ameren Corp.                             2.7%                  2.4%
--------------------------------------------------------------------------------
Kraft Foods Inc.                         2.5%                  1.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
are for Investor Class shares.                                      (continued)

-----
4

Value - Portfolio Commentary

As conditions improved during the period, investors gravitated toward firms whose earnings typically track the business cycle, which lifted Value's stake in the consumer cyclicals sector. Our best holding in this arena was Martin
Marietta Materials, a leading manufacturer of aggregates for the  construction industry. Other names that helped were Federated Department Stores, owner of such recognized chains as Macy's and Bloomingdale's, and Whirlpool Corp. Both of
these high-quality firms saw their shares decline in response to the economic downturn but recovered nicely in recent months.

MIXED RESULTS

The health care sector produced mixed results, yielding both some of our  best names and a few that detracted. Beckman Coulter, a leading provider of laboratory instruments and products, ranked among the fund's top contributors.
Beckman's success in recent months has been fueled primarily by the successful launch of two new  products in its Clinical Diagnostics business. At the same time, drug maker Schering-Plough Corp. restrained  performance. This leading firm has been struggling for some time with competitive pressures as well as several legal, regulatory, and manufacturing challenges. Despite Schering's recent troubles, we remain confident about both its fundamental strength and plans to turn its operations around, and are therefore maintaining our position.

Although Value benefited from each of the technology industries to which it was exposed, performance was uneven, and not all holdings contributed. Electrical equipment maker Dover Corp., which makes industrial products and manufacturing equipment, was among our top contributors. Another top name was aerospace firm
Rockwell Collins, which benefited from speculations  of a rebound in the commercial aerospace industry. However, results were markedly different for defense contractors Northrop Grumman Corp., whose share prices declined due to perceptions that defense spending will decrease over the immediate term, and
Raytheon, which struggled with disappointing results in one of its subsidiaries.

We remain committed to our discipline of buying fundamentally sound businesses that have transitory issues affecting the price of their stock.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                % OF FUND                   % OF FUND
                               INVESTMENTS                 INVESTMENTS
                                  AS OF                       AS OF
                                 9/30/03                     3/31/03
--------------------------------------------------------------------------------
Energy Reserves
& Production                       8.9%                        8.5%
--------------------------------------------------------------------------------
Food & Beverage                    7.1%                        3.4%
--------------------------------------------------------------------------------
Banks                              6.0%                        4.7%
--------------------------------------------------------------------------------
Defense/Aerospace                  5.4%                        4.4%
--------------------------------------------------------------------------------
Home Products                      5.1%                        4.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                  AS OF                      AS OF
                                 9/30/03                    3/31/03
-------------------------------------------------------------------------------
U.S. Common Stocks                88.0%                      89.6%
-------------------------------------------------------------------------------
Foreign Common Stocks              8.7%                       6.4%
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE             96.7%                      96.0%
-------------------------------------------------------------------------------
Temporary Cash
Investments                        3.3%                       4.0%
-------------------------------------------------------------------------------

                                                                          -----
                                                                          5

Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                              Value
-----------------------------------------------------------------------------
COMMON STOCKS -- 96.7%

APPAREL & TEXTILES -- 1.6%
-----------------------------------------------------------------------------
   1,219,050    Jones Apparel Group, Inc.                      $   36,486,167
-----------------------------------------------------------------------------

BANKS -- 6.0%
-----------------------------------------------------------------------------
     446,502    BB&T Corporation                                   16,033,887
-----------------------------------------------------------------------------
   1,145,600    Marshall & Ilsley Corp.                            36,109,312
-----------------------------------------------------------------------------
   1,428,100    SunTrust Banks, Inc.                               86,214,397
-----------------------------------------------------------------------------
                                                                  138,357,596
-----------------------------------------------------------------------------

CHEMICALS -- 4.6%
-----------------------------------------------------------------------------
     548,400    Air Products & Chemicals, Inc.                     24,732,840
-----------------------------------------------------------------------------
     861,700    Great Lakes Chemical Corp.                         17,328,787
-----------------------------------------------------------------------------
     835,500    Rohm and Haas Co.                                  27,947,475
-----------------------------------------------------------------------------
   1,197,900    Sherwin-Williams Co.                               35,230,239
-----------------------------------------------------------------------------
                                                                  105,239,341
-----------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY -- 3.0%
-----------------------------------------------------------------------------
     214,800    Fluor Corp.                                         8,018,484
-----------------------------------------------------------------------------
   1,438,080    Martin Marietta Materials, Inc.                    52,418,016
-----------------------------------------------------------------------------
     334,800    Masco Corp.                                         8,195,904
-----------------------------------------------------------------------------
                                                                   68,632,404
-----------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 5.4%
-----------------------------------------------------------------------------
     412,900    Honeywell International Inc.                       10,879,915
-----------------------------------------------------------------------------
     319,400    Northrop Grumman Corp.                             27,538,668
-----------------------------------------------------------------------------
   1,526,300    Raytheon Company                                   42,736,400
-----------------------------------------------------------------------------
   1,802,800    Rockwell Collins                                   45,520,700
-----------------------------------------------------------------------------
                                                                  126,675,683
-----------------------------------------------------------------------------

DEPARTMENT STORES -- 0.1%
-----------------------------------------------------------------------------
      59,100    Target Corporation                                  2,223,933
-----------------------------------------------------------------------------

DIVERSIFIED -- 4.8%
-----------------------------------------------------------------------------
   1,091,800    Standard and Poor's 500
                Depositary Receipt                                109,092,656
-----------------------------------------------------------------------------

DRUGS -- 4.4%
-----------------------------------------------------------------------------
     727,000    Abbott Laboratories                                30,933,850
-----------------------------------------------------------------------------
   1,565,476    Bristol-Myers Squibb Co.                           40,170,114
-----------------------------------------------------------------------------
     236,300    Merck & Co., Inc.                                  11,961,506
-----------------------------------------------------------------------------
   1,120,000    Schering-Plough Corp.                              17,068,800
-----------------------------------------------------------------------------
                                                                  100,134,270
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.0%
-----------------------------------------------------------------------------
     807,400    AVX Corp.                                          11,053,306
-----------------------------------------------------------------------------
     472,949    Dover Corp.                                        16,728,206
-----------------------------------------------------------------------------
   1,159,600    Littelfuse, Inc.(1)(2)                             26,670,800
-----------------------------------------------------------------------------
     901,100    Nokia Corp. ADR                                    14,057,160
-----------------------------------------------------------------------------
                                                                   68,509,472
-----------------------------------------------------------------------------

Shares                                                              Value
-----------------------------------------------------------------------------

ELECTRICAL UTILITY -- 4.6%
-----------------------------------------------------------------------------
   1,414,709   Ameren Corp.                                  $     60,705,163
-----------------------------------------------------------------------------
     414,729   FirstEnergy Corp.                                   13,229,855
-----------------------------------------------------------------------------
     290,540   FPL Group, Inc.                                     18,362,128
-----------------------------------------------------------------------------
     396,700   Wisconsin Energy Corp.                              12,127,119
-----------------------------------------------------------------------------
                                                                  104,424,265
-----------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 8.9%
-----------------------------------------------------------------------------
   1,620,500   BP plc ADR                                          68,223,050
-----------------------------------------------------------------------------
   2,374,100   Exxon Mobil Corp.                                   86,892,059
-----------------------------------------------------------------------------
   1,135,305   Royal Dutch Petroleum Co.
                New York Shares                                    50,180,481
-----------------------------------------------------------------------------
                                                                  205,295,590
-----------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 1.6%
-----------------------------------------------------------------------------
   1,370,961   Waste Management, Inc.                              35,878,049
-----------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.6%
-----------------------------------------------------------------------------
   1,448,900   Freddie Mac                                         75,849,915
-----------------------------------------------------------------------------
      46,000   Student Loan Corp. (The)                             5,489,180
-----------------------------------------------------------------------------
                                                                   81,339,095
-----------------------------------------------------------------------------

FOOD & BEVERAGE -- 7.1%
-----------------------------------------------------------------------------
     780,400   Campbell Soup Company                               20,680,600
-----------------------------------------------------------------------------
     889,600   Coca-Cola Enterprises                               16,955,776
-----------------------------------------------------------------------------
     400,200   ConAgra Foods, Inc.                                  8,500,248
-----------------------------------------------------------------------------
     139,100   Interstate Bakeries Corp.                            2,086,500
-----------------------------------------------------------------------------
     259,700   Kellogg Co.                                          8,660,995
-----------------------------------------------------------------------------
   1,909,800   Kraft Foods Inc.                                    56,339,100
-----------------------------------------------------------------------------
     572,900   Pepsi Bottling Group Inc.                           11,790,282
-----------------------------------------------------------------------------
     664,700   Unilever N.V. New York Shares                       39,336,946
-----------------------------------------------------------------------------
                                                                  164,350,447
-----------------------------------------------------------------------------

GAS & WATER UTILITIES -- 3.6%
-----------------------------------------------------------------------------
   1,632,754   AGL Resources Inc.                                  45,994,680
-----------------------------------------------------------------------------
   1,287,700   WGL Holdings Inc.                                   35,514,766
-----------------------------------------------------------------------------
                                                                   81,509,446
-----------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT -- 3.0%
-----------------------------------------------------------------------------
   1,286,700   Emerson Electric Co.                                67,744,755
-----------------------------------------------------------------------------

HOME PRODUCTS -- 5.1%
-----------------------------------------------------------------------------
     300,400   Clorox Company                                      13,779,348
-----------------------------------------------------------------------------
   1,743,400   Kimberly-Clark Corp.                                89,471,288
-----------------------------------------------------------------------------
     623,400   Newell Rubbermaid Inc.                              13,509,078
-----------------------------------------------------------------------------
                                                                  116,759,714
-----------------------------------------------------------------------------

INDUSTRIAL PARTS -- 0.5%
-----------------------------------------------------------------------------
     210,000   Black & Decker Corporation                           8,515,500
-----------------------------------------------------------------------------
      76,605   Parker-Hannifin Corp.                                3,424,244
-----------------------------------------------------------------------------
                                                                   11,939,744
-----------------------------------------------------------------------------

See Notes to Financial Statements.                    (continued)

-----
6

Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                              Value
-----------------------------------------------------------------------------

INFORMATION SERVICES -- 1.8%
-----------------------------------------------------------------------------
    137,697    ADVO, Inc.(1)                                   $    5,732,326
-----------------------------------------------------------------------------
  1,403,800    BISYS Group Inc. (The)(1)                           18,459,970
-----------------------------------------------------------------------------
    636,500    Valassis
               Communications, Inc.(1)                             16,803,600
-----------------------------------------------------------------------------
                                                                   40,995,896
-----------------------------------------------------------------------------

LEISURE -- 0.3%
-----------------------------------------------------------------------------
     77,700    International Speedway Corp.                         3,410,253
-----------------------------------------------------------------------------
     95,520    Speedway Motorsports Inc.                            2,818,795
-----------------------------------------------------------------------------
                                                                    6,229,048
-----------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 1.6%
-----------------------------------------------------------------------------
  1,262,400    MetLife, Inc.                                       35,410,320
-----------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 2.5%
-----------------------------------------------------------------------------
    584,942    Beckman Coulter Inc.                                26,638,259
-----------------------------------------------------------------------------
    575,092    Becton Dickinson & Co.                              20,772,323
-----------------------------------------------------------------------------
    246,800    Mettler-Toledo
               International, Inc.(1)                               8,872,460
-----------------------------------------------------------------------------
                                                                   56,283,042
-----------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 0.4%
-----------------------------------------------------------------------------
    557,900    Tenet Healthcare Corp.(1)                            8,078,392
-----------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 0.9%
-----------------------------------------------------------------------------
     40,200    Superior Industries
               International, Inc.                                  1,630,110
-----------------------------------------------------------------------------
    628,900    Toyota Motor Corp. ORD                              18,507,016
-----------------------------------------------------------------------------
                                                                   20,137,126
-----------------------------------------------------------------------------

OIL SERVICES -- 1.9%
-----------------------------------------------------------------------------
  1,534,100    Diamond Offshore Drilling, Inc.                     29,301,310
-----------------------------------------------------------------------------
    570,965    Global SantaFe Corp.                                13,674,612
-----------------------------------------------------------------------------
                                                                   42,975,922
-----------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE -- 3.7%
-----------------------------------------------------------------------------
  1,987,100    Allstate Corp.                                      72,588,763
-----------------------------------------------------------------------------
    801,900    Horace Mann Educators Corp.                         11,635,569
-----------------------------------------------------------------------------
                                                                   84,224,332
-----------------------------------------------------------------------------

PUBLISHING -- 0.6%
-----------------------------------------------------------------------------
     97,928    Dow Jones & Co. Inc.                                 4,636,891
-----------------------------------------------------------------------------
    141,100    McGraw-Hill
               Companies, Inc. (The)                                8,766,543
-----------------------------------------------------------------------------
                                                                   13,403,434
-----------------------------------------------------------------------------

RAILROADS -- 1.9%
-----------------------------------------------------------------------------
    729,700    Union Pacific Corp.                                 42,446,649
-----------------------------------------------------------------------------

RESTAURANTS -- 1.8%
-----------------------------------------------------------------------------
    285,100    Brinker International, Inc.(1)                       9,510,936
-----------------------------------------------------------------------------
    369,300    Darden Restaurants, Inc.                             7,016,700
-----------------------------------------------------------------------------
    734,400    Wendy's International, Inc.                         23,721,120
-----------------------------------------------------------------------------
                                                                   40,248,756
-----------------------------------------------------------------------------

Shares/Principal Amount                                             Value
-----------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 2.3%
-----------------------------------------------------------------------------
  1,245,800   Edwards (A.G.), Inc.                             $   47,851,178
-----------------------------------------------------------------------------
    109,047   T. Rowe Price Group Inc.                              4,499,279
-----------------------------------------------------------------------------
                                                                   52,350,457
-----------------------------------------------------------------------------

TELEPHONE -- 4.8%
-----------------------------------------------------------------------------
    613,100   BellSouth Corp.                                      14,518,208
-----------------------------------------------------------------------------
    174,804   Commonwealth Telephone
              Enterprise Inc.(1)                                    7,014,885
-----------------------------------------------------------------------------
  2,105,992   SBC Communications Inc.                              46,858,322
-----------------------------------------------------------------------------
  1,279,800   Verizon Communications                               41,516,712
-----------------------------------------------------------------------------
                                                                  109,908,127
-----------------------------------------------------------------------------

TOBACCO -- 0.9%
-----------------------------------------------------------------------------
    604,173   UST Inc.                                             21,254,806
-----------------------------------------------------------------------------

TRUCKING & SHIPPING & AIR FREIGHT -- 0.4%
-----------------------------------------------------------------------------
    275,600   CNF Inc.                                              8,832,980
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,075,848,881)                                           2,207,371,914
-----------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.3%

$50,900,000   FHLB, 0.96%, 10/1/03(3)                              50,900,000
-----------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.89%,
dated 9/30/03, due 10/1/03
(Delivery value $24,200,598)                                       24,200,000
-----------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $75,100,000)                                                 75,100,000
-----------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $2,150,948,881)                                          $2,282,471,914
=============================================================================

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4)

REPURCHASE AGREEMENTS
-----------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03,
due 10/1/03 (Delivery value $61,709,189)                          $61,707,252
-----------------------------------------------------------------------------

SHORT-TERM DEBT
-----------------------------------------------------------------------------
  $12,000,000  Bear Stearns Companies, Inc.
               Master Note, VRN, 1.37%,
               10/1/03                                             12,000,000
-----------------------------------------------------------------------------
   10,006,223  Ford Credit Floorplan Master
               Owner Trust, Series 2001-1,
               Class A, VRN, 1.21%,
               10/15/03, resets monthly
               off the 1-month LIBOR plus
               0.09% with no caps                                  10,006,223
-----------------------------------------------------------------------------
                                                                   22,006,223
-----------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $83,713,475)                                                $83,713,475
=============================================================================

See Notes to Financial Statements.                     (continued)

                                                                          -----
                                                                          7

Value - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

  Contracts to Sell       Settlement Date         Value        Unrealized Loss
-------------------------------------------------------------------------------
  1,267,862,400 JPY         10/31/2003         $11,386,351           $(52,996)
                                             ==================================
(Value on Settlement Date $11,333,355)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FHLB =  Federal Home Loan Bank
JPY = Japanese Yen
LIBOR =  London Interbank Offered Rate
ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

(1)  Non-income producing.

(2)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements for a summary of transactions for each company which is or was an affiliate at or during the six months ended
     September 30, 2003.)

(3)  The rate indicated is the yield to maturity at purchase.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

-----
8

Large Company Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                                --------------
                                                AVERAGE ANNUAL
                                                   RETURNS
--------------------------------------------------------------------------------
                                                   SINCE           INCEPTION
                                  1 YEAR         INCEPTION            DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                   23.93%            1.98%           7/30/1999
--------------------------------------------------------------------------------
 RUSSELL 1000 VALUE INDEX         24.37%           -1.17%(1)           --
--------------------------------------------------------------------------------
 S&P 500 INDEX                    24.40%           -5.34%(1)           --
--------------------------------------------------------------------------------
 Institutional Class              24.16%           -1.29%           8/10/2001
--------------------------------------------------------------------------------
 Advisor Class                    23.63%            4.16%          10/26/2000
--------------------------------------------------------------------------------
 A Class                                                            1/31/2003
   No sales charge*                   --           15.50%(2)
   With sales charge*                 --            8.91%(2)
--------------------------------------------------------------------------------
 B Class                                                            1/31/2003
   No sales charge*                   --           14.96%(2)
   With sales charge*                 --            9.96%(2)
--------------------------------------------------------------------------------
 C Class*                         22.50%            0.05%           11/7/2001
--------------------------------------------------------------------------------
 R Class                              --           -1.17%(2)        8/29/2003
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)  Since 7/31/99, the date nearest the Investor Class's inception for which data are available.

(2)  Returns for periods less than one year are not annualized.

                                                                    (continued)

                                                                          -----
                                                                          9

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                              1999*       2000     2001      2002       2003
--------------------------------------------------------------------------------
Investor Class               -8.56%      5.67%    4.99%    -13.70%     23.93%
--------------------------------------------------------------------------------
Russell 1000 Value Index     -7.08%      8.91%   -8.91%    -16.95%     24.37%
--------------------------------------------------------------------------------
S&P 500 Index                -3.22%     13.28%  -26.62%    -20.49%     24.40%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Index data from 7/31/99, the date nearest the Investor Class's inception for which data are available.
Not annualized.

The charts on the performance pages give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
10

Large Company Value -  Portfolio Commentary

[photo of Chuck Ritter and Mark Mallon]

A portfolio commentary from Chuck Ritter (left) and Mark Mallon, portfolio managers on the Large Company Value investment team.

Large Company Value advanced 19.83%* during the six months ended September 30,
2003, slightly outperforming its benchmark, the Russell 1000 Value Index, which gained 19.70%.

During the period, most major indices tracked by the Frank Russell Company advanced, regardless of investment style. As is often the case when the economy heats up, stocks of smaller companies performed best in both the growth and value universes. Still, the rally was felt throughout Large Company Value: all of the sectors to which the portfolio was exposed contributed to performance during the six-month period, and none of the industry groups declined.

Financials, representing the portfolio's largest sector weighting on average, was also its largest contributor to performance. Large Company Value found positive performers in every industry group within the sector. Bank holdings contributed the most, led by Citigroup, the nation's largest bank. Citigroup's success was attributable to its higher third-quarter dividend, higher second-quarter earnings, and stable credit quality in both its consumer and corporate portfolios. The stock market's six-month rally also lifted revenues for securities dealers, helping make Morgan Stanley and Merrill Lynch two of the portfolio's strongest contributors.

During the second quarter business spending rose at its fastest rate in  three years. That helped many of  Large Company Value's technology holdings, including software maker Computer Associates. The portfolio's computer hardware stocks advanced, led by PC and printer manufacturer Hewlett-Packard. However, the fund's progress in the technology realm was restrained by its lack of Internet and semiconductor stocks, which also  performed well over the period.

While household spending did not match the pace of business spending,  it remained solid, and that was enough to boost a variety of Large Company Value's consumer-oriented stocks.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                     % OF FUND                 % OF FUND
                                    INVESTMENTS               INVESTMENTS
                                       AS OF                     AS OF
                                      9/30/03                   3/31/03
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                     4.5%                      4.9%
--------------------------------------------------------------------------------
Citigroup Inc.                         4.4%                      4.2%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                      3.9%                      4.0%
--------------------------------------------------------------------------------
Freddie Mac                            3.9%                      3.8%
--------------------------------------------------------------------------------
Royal Dutch Petroleum
Co. New York Shares                    2.5%                      2.6%
--------------------------------------------------------------------------------
SBC
Communications Inc.                    2.5%                      2.5%
--------------------------------------------------------------------------------
Bank of America Corp.                  2.4%                      2.4%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                    1.8%                      1.6%
--------------------------------------------------------------------------------
Merck & Co., Inc.                      1.8%                      2.2%
--------------------------------------------------------------------------------
Altria Group Inc.                      1.8%                      1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                         -----
                                                                         11

Large Company Value - Portfolio Commentary

Among the portfolio's largest contributors was department store Sears Roebuck, which enjoyed better-than-expected comparable store sales during the period, primarily from home appliance products. Consumer services  companies contributed as well, led by McDonald's, which gained as new menu items sparked sales growth.

Non-cyclicals, companies that make products that consumer tend to continue to purchase regardless of the  economic environment, advanced as well. A top contributor in this sector was Altria Group, whose Philip Morris USA tobacco unit received a favorable federal court ruling. Within the same sector, one of the fund's largest detractors was Newell Rubbermaid, which slumped after the home products maker reported lower second-quarter profits, reduced its earnings forecast and cancelled a public meeting with analysts.

Telecommunications stocks added to performance, thanks, in part, to gains by long-distance providers. However, Verizon, the largest "Baby Bell" company, was one of the portfolio's biggest detractors during the period. Verizon's shares fell after it reduced  its 2003 earnings outlook because of disappointing demand for business voice and consumer landline services.

While stakes in the health care and utility sectors added to results, both groups produced some of the Large Company Value's most significant detractors.
The fund's health care stake was slowed by Tenet Healthcare, the nation's second-largest hospital chain, which underwent regulatory scrutiny over its handling of Medicare payments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2003*
--------------------------------------------------------------------------------
                                     % OF FUND                 % OF FUND
                                    INVESTMENTS               INVESTMENTS
                                       AS OF                     AS OF
                                      9/30/03                   3/31/03
--------------------------------------------------------------------------------
Banks                                  15.7%                     14.5%
--------------------------------------------------------------------------------
Energy Reserves
& Production                            8.9%                     10.8%
--------------------------------------------------------------------------------
Telephone                               5.9%                      5.8%
--------------------------------------------------------------------------------
Financial Services                      5.7%                      5.7%
--------------------------------------------------------------------------------
Drugs                                   3.9%                      4.5%
--------------------------------------------------------------------------------

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       AS OF                    AS OF
                                      9/30/03                  3/31/03
--------------------------------------------------------------------------------
U.S. Common Stocks                     91.4%                    91.5%
--------------------------------------------------------------------------------
Foreign Stocks                          3.2%                     3.2%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                  94.6%                    94.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                             5.4%                     5.3%
--------------------------------------------------------------------------------

In the utility area, DTE Energy detracted as revenues were squeezed by several factors, including mild weather, the restoration costs from an April 2003 ice storm, and increased costs for customer service improvements and employee benefits.

As investors hope that the economic recovery continues into 2004, Large Company
Value will continue to  follow its disciplined investment approach--searching for large businesses selling at prices below our  view of fair market value.

-----
12

Large Company Value -  Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                              Value
------------------------------------------------------------------------------
COMMON STOCKS -- 94.6%

ALCOHOL -- 0.4%
------------------------------------------------------------------------------
   21,200    Adolph Coors Company Cl B                          $    1,139,712
------------------------------------------------------------------------------

APPAREL & TEXTILES -- 1.2%
------------------------------------------------------------------------------
   61,200    Liz Claiborne, Inc.                                     2,083,860
------------------------------------------------------------------------------
   38,900    VF Corp.                                                1,513,599
------------------------------------------------------------------------------
                                                                     3,597,459
------------------------------------------------------------------------------

BANKS -- 15.7%
------------------------------------------------------------------------------
   94,600    Bank of America Corp.                                   7,382,584
------------------------------------------------------------------------------
  104,400    Bank One Corp.                                          4,035,060
------------------------------------------------------------------------------
  295,300    Citigroup Inc.                                         13,439,103
------------------------------------------------------------------------------
   87,100    FleetBoston Financial Corp.                             2,626,065
------------------------------------------------------------------------------
   92,200    KeyCorp                                                 2,357,554
------------------------------------------------------------------------------
  111,000    National City Corp.                                     3,270,060
------------------------------------------------------------------------------
   70,100    PNC Financial Services Group                            3,335,358
------------------------------------------------------------------------------
  170,500    U.S. Bancorp                                            4,090,295
------------------------------------------------------------------------------
  100,000    Wachovia Corp.                                          4,119,000
------------------------------------------------------------------------------
   72,500    Wells Fargo & Co.                                       3,733,750
------------------------------------------------------------------------------
                                                                    48,388,829
------------------------------------------------------------------------------

CHEMICALS -- 0.9%
------------------------------------------------------------------------------
   50,000    PPG Industries, Inc.                                    2,611,000
------------------------------------------------------------------------------

CLOTHING STORES -- 0.7%
------------------------------------------------------------------------------
  133,600    Limited Brands                                          2,014,688
------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES -- 1.8%
------------------------------------------------------------------------------
  284,700    Hewlett-Packard Co.                                     5,511,792
------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.8%
------------------------------------------------------------------------------
   88,500    Computer Associates
             International, Inc.                                     2,310,735
------------------------------------------------------------------------------

CONSUMER DURABLES -- 0.6%
------------------------------------------------------------------------------
   28,400    Whirlpool Corp.                                         1,924,668
------------------------------------------------------------------------------

DEFENSE/AEROSPACE -- 2.4%
------------------------------------------------------------------------------
   71,000    Boeing Co.                                              2,437,430
------------------------------------------------------------------------------
  120,400    Honeywell International Inc.                            3,172,540
------------------------------------------------------------------------------
   58,000    Raytheon Company                                        1,624,000
------------------------------------------------------------------------------
                                                                     7,233,970
------------------------------------------------------------------------------

DEPARTMENT STORES -- 1.8%
------------------------------------------------------------------------------
  132,200    May Department
             Stores Co. (The)                                        3,256,086
------------------------------------------------------------------------------
   52,400    Sears, Roebuck & Co.                                    2,291,452
------------------------------------------------------------------------------
                                                                     5,547,538
------------------------------------------------------------------------------

DIVERSIFIED -- 4.5%
------------------------------------------------------------------------------
  139,000    Standard and Poor's 500
             Depositary Receipt                                     13,888,880
------------------------------------------------------------------------------

Shares                                                                Value
------------------------------------------------------------------------------

DRUGS -- 3.9%
------------------------------------------------------------------------------
   78,600   Abbott Laboratories                                 $    3,344,430
------------------------------------------------------------------------------
  126,300   Bristol-Myers Squibb Co.                                 3,240,858
------------------------------------------------------------------------------
  108,800   Merck & Co., Inc.                                        5,507,456
------------------------------------------------------------------------------
                                                                    12,092,744
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.7%
------------------------------------------------------------------------------
   57,700   Dover Corp.                                              2,040,849
------------------------------------------------------------------------------

ELECTRICAL UTILITY -- 2.3%
------------------------------------------------------------------------------
   88,500   American Electric Power                                  2,655,000
------------------------------------------------------------------------------
   70,600   Exelon Corporation                                       4,483,100
------------------------------------------------------------------------------
                                                                     7,138,100
------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION -- 8.9%
------------------------------------------------------------------------------
   56,700   ChevronTexaco Corp.                                      4,051,215
------------------------------------------------------------------------------
  325,000   Exxon Mobil Corp.                                       11,895,000
------------------------------------------------------------------------------
  100,400   Occidental Petroleum Corp.                               3,537,092
------------------------------------------------------------------------------
  176,700   Royal Dutch Petroleum Co.
            New York Shares                                          7,810,140
------------------------------------------------------------------------------
                                                                    27,293,447
------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.8%
------------------------------------------------------------------------------
   99,300   Waste Management, Inc.                                   2,598,681
------------------------------------------------------------------------------

FINANCIAL SERVICES -- 5.7%
------------------------------------------------------------------------------
  227,200   Freddie Mac                                             11,893,920
------------------------------------------------------------------------------
  109,200   General Electric Co.                                     3,255,252
------------------------------------------------------------------------------
   42,500   MGIC Investment Corp.                                    2,212,975
------------------------------------------------------------------------------
                                                                    17,362,147
------------------------------------------------------------------------------

FOOD & BEVERAGE -- 2.1%
------------------------------------------------------------------------------
   78,000   H.J. Heinz Company                                       2,673,840
------------------------------------------------------------------------------
   97,900   Sara Lee Corp.                                           1,797,444
------------------------------------------------------------------------------
   35,500   Unilever N.V. New York Shares                            2,100,890
------------------------------------------------------------------------------
                                                                     6,572,174
------------------------------------------------------------------------------

GAS & WATER UTILITIES -- 0.6%
------------------------------------------------------------------------------
   92,300   NiSource Inc.                                            1,844,154
------------------------------------------------------------------------------

GROCERY STORES -- 0.7%
------------------------------------------------------------------------------
  121,600   Kroger Co. (The)(1)                                      2,172,992
------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT -- 0.6%
------------------------------------------------------------------------------
   37,900   Emerson Electric Co.                                     1,995,435
------------------------------------------------------------------------------

HOME PRODUCTS -- 1.3%
------------------------------------------------------------------------------
   47,400   Kimberly-Clark Corp.                                     2,432,568
------------------------------------------------------------------------------
   73,300   Newell Rubbermaid Inc.                                   1,588,411
------------------------------------------------------------------------------
                                                                     4,020,979
------------------------------------------------------------------------------

HOTELS -- 0.6%
------------------------------------------------------------------------------
   44,000   Harrah's Entertainment, Inc.                             1,852,840
------------------------------------------------------------------------------

See Notes to Financial Statements.                      (continued)

                                                                          -----
                                                                          13

Large Company Value -  Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                               Value
------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 3.4%
------------------------------------------------------------------------------
   44,900    Black & Decker Corporation                         $    1,820,695
------------------------------------------------------------------------------
   49,300    Ingersoll-Rand Company                                  2,634,592
------------------------------------------------------------------------------
   45,100    Parker-Hannifin Corp.                                   2,015,970
------------------------------------------------------------------------------
   41,827    Snap-on Incorporated                                    1,156,517
------------------------------------------------------------------------------
  137,200    Tyco International Ltd.                                 2,802,996
------------------------------------------------------------------------------
                                                                    10,430,770
------------------------------------------------------------------------------

INFORMATION SERVICES -- 2.3%
------------------------------------------------------------------------------
   51,900    Computer Sciences Corp.(1)                              1,949,883
------------------------------------------------------------------------------
  120,400    Electronic Data Systems Corp.                           2,432,080
------------------------------------------------------------------------------
   30,500    International Business
             Machines Corp.                                          2,694,065
------------------------------------------------------------------------------
                                                                     7,076,028
------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE -- 1.5%
------------------------------------------------------------------------------
   43,800    CIGNA Corp.                                             1,955,670
------------------------------------------------------------------------------
   61,700    Torchmark Corp.                                         2,507,488
------------------------------------------------------------------------------
                                                                     4,463,158
------------------------------------------------------------------------------

MEDIA -- 0.6%
------------------------------------------------------------------------------
  131,500    AOL Time Warner Inc.(1)                                 1,986,965
------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES -- 1.4%
------------------------------------------------------------------------------
   83,300    Baxter International, Inc.                              2,420,698
------------------------------------------------------------------------------
   54,600    Becton Dickinson & Co.                                  1,972,152
------------------------------------------------------------------------------
                                                                     4,392,850
------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES -- 1.2%
------------------------------------------------------------------------------
   59,500    HCA Inc.                                                2,193,170
------------------------------------------------------------------------------
   97,000    Tenet Healthcare Corp.(1)                               1,404,560
------------------------------------------------------------------------------
                                                                     3,597,730
------------------------------------------------------------------------------

MINING & METALS -- 1.3%
------------------------------------------------------------------------------
   74,800    Alcoa Inc.                                              1,956,768
------------------------------------------------------------------------------
   44,600    Nucor Corp.                                             2,046,248
------------------------------------------------------------------------------
                                                                     4,003,016
------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS -- 0.9%
------------------------------------------------------------------------------
   67,500    General Motors Corp.                                    2,762,775
------------------------------------------------------------------------------

OIL REFINING -- 1.4%
------------------------------------------------------------------------------
   76,800    ConocoPhillips                                          4,204,800
------------------------------------------------------------------------------

OIL SERVICES -- 0.5%
------------------------------------------------------------------------------
   84,200    Transocean Inc.(1)                                      1,684,000
------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE -- 3.6%
------------------------------------------------------------------------------
  114,000    Allstate Corp.                                          4,164,420
------------------------------------------------------------------------------
   67,600    Hartford Financial
             Services Group Inc. (The)                               3,557,788
------------------------------------------------------------------------------
   79,900    Loews Corp.                                             3,225,563
------------------------------------------------------------------------------
                                                                    10,947,771
------------------------------------------------------------------------------

PUBLISHING -- 1.8%
------------------------------------------------------------------------------
   80,100    Donnelley (R.R.) & Sons Co.                             1,992,087
------------------------------------------------------------------------------
   45,800    Gannett Co., Inc.                                       3,552,248
------------------------------------------------------------------------------
                                                                     5,544,335
------------------------------------------------------------------------------

Shares                                                                Value
------------------------------------------------------------------------------
RAILROADS -- 0.8%
------------------------------------------------------------------------------
   83,300   Burlington Northern
            Santa Fe Corp.                                      $    2,404,871
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 0.5%
------------------------------------------------------------------------------
   52,000   Equity Residential                                       1,522,560
------------------------------------------------------------------------------

RESTAURANTS -- 1.4%
------------------------------------------------------------------------------
  185,900   McDonald's Corporation                                   4,376,086
------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT -- 2.9%
------------------------------------------------------------------------------
   80,700   Merrill Lynch & Co., Inc.                                4,319,871
------------------------------------------------------------------------------
   88,000   Morgan Stanley                                           4,440,480
------------------------------------------------------------------------------
                                                                     8,760,351
------------------------------------------------------------------------------

SPECIALTY STORES -- 1.0%
------------------------------------------------------------------------------
   63,500   Blockbuster Inc.                                         1,333,500
------------------------------------------------------------------------------
   59,300   CVS Corp.                                                1,841,858
------------------------------------------------------------------------------
                                                                     3,175,358
------------------------------------------------------------------------------

TELEPHONE -- 5.9%
------------------------------------------------------------------------------
  111,800   AT&T Corp.                                               2,409,290
------------------------------------------------------------------------------
  131,500   BellSouth Corp.                                          3,113,920
------------------------------------------------------------------------------
  350,800   SBC Communications Inc.                                  7,805,300
------------------------------------------------------------------------------
  166,900   Sprint Corp.                                             2,520,190
------------------------------------------------------------------------------
   74,600   Verizon Communications                                   2,420,024
------------------------------------------------------------------------------
                                                                    18,268,724
------------------------------------------------------------------------------

THRIFTS -- 1.4%
------------------------------------------------------------------------------
  109,200   Washington Mutual, Inc.                                  4,299,204
------------------------------------------------------------------------------

TOBACCO -- 1.8%
------------------------------------------------------------------------------
  123,700   Altria Group Inc.                                        5,418,066
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $271,317,759)                                                290,473,231
------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.4%

Repurchase Agreement, Deutsche Bank Inc.,
(U.S. Treasury obligations), in a joint trading
account at 0.90%, dated 9/30/03, due 10/1/03
(Delivery value $2,100,053)                                          2,100,000
------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 0.90%, dated 9/30/03, due 10/1/03
(Delivery value $14,600,365)                                        14,600,000
------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $16,700,000)                                                  16,700,000
------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $288,017,759)                                               $307,173,231
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

-----
14

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------
                                                                            LARGE COMPANY
                                                                VALUE           VALUE
------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------
Investment securities -- unaffiliated, at value
(cost of $2,122,662,177 and $288,017,759,
respectively) -- including $81,936,697
and $0 of securities loaned, respectively                  $2,255,801,114    $307,173,231
---------------------------------------------------------
Investment securities -- affiliated,
at value (cost of $28,286,704 and $0, respectively)            26,670,800              --
---------------------------------------------------------
Collateral received for securities loaned,
at value (cost of $83,713,475 and $0, respectively)            83,713,475              --
---------------------------------------------------------
Cash                                                                   --       1,779,162
---------------------------------------------------------
Receivable for investments sold                                24,894,162              --
---------------------------------------------------------
Receivable for capital shares sold                                142,474         494,602
---------------------------------------------------------
Dividends and interest receivable                               2,579,931         514,767
------------------------------------------------------------------------------------------
                                                            2,393,801,956     309,961,762
------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------
Payable for collateral received on securities loaned           83,713,475              --
---------------------------------------------------------
Disbursements in excess of demand deposit cash                 10,906,124              --
---------------------------------------------------------
Payable for investments purchased                              15,048,861      16,287,193
---------------------------------------------------------
Payable for forward foreign currency exchange contracts            52,996              --
---------------------------------------------------------
Accrued management fees                                         1,837,300         209,125
---------------------------------------------------------
Distribution fees payable                                          65,289           4,777
---------------------------------------------------------
Service fees payable                                               63,832           7,745
------------------------------------------------------------------------------------------
                                                              111,687,877      16,508,840
------------------------------------------------------------------------------------------

NET ASSETS                                                 $2,282,114,079    $293,452,922
==========================================================================================

See Notes to Financial Statements.                         (continued)

                                                                          -----
                                                                          15

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------
                                                                             LARGE COMPANY
                                                                VALUE            VALUE
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------
Capital (par value and paid-in surplus)                    $2,219,163,406    $279,254,438
---------------------------------------------------------
Accumulated undistributed
net investment income (loss)                                      (67,459)         77,715
---------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                             (68,452,365)     (5,034,703)
---------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                         131,470,497      19,155,472
------------------------------------------------------------------------------------------
                                                           $2,282,114,079    $293,452,922
==========================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
---------------------------------------------------------
Net assets                                                 $1,801,302,901    $218,781,974
---------------------------------------------------------
Shares outstanding                                            269,110,536      42,904,611
---------------------------------------------------------
Net asset value per share                                           $6.69           $5.10
------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                   $174,408,127     $34,481,754
---------------------------------------------------------
Shares outstanding                                             26,023,232       6,759,946
---------------------------------------------------------
Net asset value per share                                           $6.70           $5.10
------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                   $296,825,088      $2,779,107
---------------------------------------------------------
Shares outstanding                                             44,382,690         545,398
---------------------------------------------------------
Net asset value per share                                           $6.69           $5.10
------------------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                     $4,026,612     $30,017,602
---------------------------------------------------------
Shares outstanding                                                601,641       5,886,590
---------------------------------------------------------
Net asset value per share                                           $6.69           $5.10
---------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)          $7.10           $5.41
------------------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                     $1,235,250      $2,544,993
---------------------------------------------------------
Shares outstanding                                                184,532         499,103
---------------------------------------------------------
Net asset value per share                                           $6.69           $5.10
------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                     $4,316,101      $4,845,022
---------------------------------------------------------
Shares outstanding                                                647,727         952,732
---------------------------------------------------------
Net asset value per share                                           $6.66           $5.09
------------------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------
Net assets                                                            N/A          $2,470
---------------------------------------------------------
Shares outstanding                                                    N/A             484
---------------------------------------------------------
Net asset value per share                                             N/A           $5.10
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----
16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------
                                                                            LARGE COMPANY
                                                                 VALUE          VALUE
------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (net of foreign taxes withheld
of $402,227 and $42,953, respectively)                       $ 25,400,854     $ 3,210,412
---------------------------------------------------------
Interest                                                          750,827          68,942
---------------------------------------------------------
Securities lending                                                 55,901              --
------------------------------------------------------------------------------------------
                                                               26,207,582       3,279,354
------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                10,624,790       1,085,404
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                   332,936           2,341
--------------------------------------------------------
  B Class                                                           2,371           4,798
--------------------------------------------------------
  C Class                                                          12,661          10,028
--------------------------------------------------------
Service fees:
--------------------------------------------------------
  Advisor Class                                                   332,936           2,341
--------------------------------------------------------
  B Class                                                             790           1,599
--------------------------------------------------------
  C Class                                                           4,220           3,343
--------------------------------------------------------
Service and distribution fees:
--------------------------------------------------------
  A Class                                                           2,255          22,097
--------------------------------------------------------
  R Class                                                              --               1
--------------------------------------------------------
Directors' fees and expenses                                       22,575           2,151
--------------------------------------------------------
Other expenses                                                     13,584             545
------------------------------------------------------------------------------------------
                                                               11,349,118       1,134,648
------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                          14,858,464       2,144,706
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------------------
Investment transactions                                       116,274,269      (1,118,024)
---------------------------------------------------------
Foreign currency transactions                                    (827,132)             --
------------------------------------------------------------------------------------------
                                                              115,447,137      (1,118,024)
------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
---------------------------------------------------------
Investments                                                   260,465,467      37,302,051
---------------------------------------------------------
Translation of assets and liabilities in foreign currencies       (52,536)             --
------------------------------------------------------------------------------------------
                                                              260,412,931      37,302,051
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                              375,860,068      36,184,027
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $390,718,532     $38,328,733
==========================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------------------------------------
                                                           VALUE                      LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            SEPT. 30, 2003    MARCH 31, 2003  SEPT. 30, 2003  MARCH 31, 2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                       $    14,858,464   $    25,623,824  $   2,144,706   $   1,850,826
-------------------------------------------
Net realized gain (loss)                        115,447,137      (154,162,282)    (1,118,024)     (3,115,568)
-------------------------------------------
Change in net unrealized appreciation           260,412,931      (383,936,730)    37,302,051     (23,352,588)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       390,718,532      (512,475,188)    38,328,733     (24,617,330)
--------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                (11,902,581)      (20,012,666)    (1,652,132)     (1,639,313)
-------------------------------------------
  Institutional Class                            (1,515,543)       (2,544,363)      (294,249)       (121,258)
-------------------------------------------
  Advisor Class                                  (1,489,427)       (1,949,696)       (14,285)         (4,739)
-------------------------------------------
  A Class                                           (11,964)             (960)      (153,507)        (11,183)
-------------------------------------------
  B Class                                            (1,087)             (178)        (5,120)            (87)
-------------------------------------------
  C Class                                            (5,321)           (5,826)       (10,223)         (4,053)
-------------------------------------------
  R Class                                                 --               --            (10)             --
-------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                          --      (28,222,986)            --              --
-------------------------------------------
  Institutional Class                                     --       (3,025,083)            --              --
-------------------------------------------
  Advisor Class                                           --       (3,462,074)            --              --
-------------------------------------------
  C Class                                                 --          (37,202)            --              --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions        (14,925,923)     (59,261,034)    (2,129,526)     (1,780,633)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                  (39,427,431)      11,725,960     77,430,516     133,365,187
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            336,365,178     (560,010,262)   113,629,723     106,967,224

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                            1,945,748,901    2,505,759,163    179,823,199      72,855,975
--------------------------------------------------------------------------------------------------------------
End of period                                 $2,282,114,079   $1,945,748,901   $293,452,922    $179,823,199
==============================================================================================================

Accumulated undistributed
net investment income (loss)                        $(67,459)              --        $77,715         $62,535
==============================================================================================================

See Notes to Financial Statements.

-----
18

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and Large Company Value invests in companies with larger market capitalization. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. Large Company Value is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class  commenced on August 29,
2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices,  the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized  gains on the sale of securities registered in  their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation)  on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of  discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through the lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain  or loss in the market price of the securities loaned and records any interest earned or  dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of  the underlying securities. Upon entering into  a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and

(continued)

                                                                          -----
                                                                          19

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

-----
20

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the funds' average daily closing net assets during the previous month.

The annual management fee schedule for each class of Value is as follows:

----------------------------------------------------------------------------------------------------
                              INVESTOR     INSTITUTIONAL     ADVISOR       A          B         C
----------------------------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
First $6 billion                1.00%          0.80%          0.75%      1.00%      1.00%     1.00%
----------------------------------------------------------------------------------------------------
Over $6 billion                 0.95%          0.75%          0.70%      0.95%      0.95%     0.95%
----------------------------------------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:

---------------------------------------------------------------------------------------------------------
                              INVESTOR     INSTITUTIONAL     ADVISOR      A        B        C        R
---------------------------------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------
First $1 billion                0.90%          0.70%          0.65%     0.90%    0.90%    0.90%    0.90%
---------------------------------------------------------------------------------------------------------
Next $4 billion                 0.80%          0.60%          0.55%     0.80%    0.80%    0.80%    0.80%
---------------------------------------------------------------------------------------------------------
Over $5 billion                 0.70%          0.50%          0.45%     0.70%    0.70%    0.70%    0.70%
---------------------------------------------------------------------------------------------------------

For the six months ended September 30, 2003, the effective annual management fee for each class of each fund was as follows:

---------------------------------------------------------------------------------------------------------
                             INVESTOR     INSTITUTIONAL     ADVISOR      A        B         C        R
---------------------------------------------------------------------------------------------------------
Value                          1.00%          0.80%          0.75%     1.00%    1.00%     1.00%     N/A
---------------------------------------------------------------------------------------------------------
Large Company Value            0.90%          0.70%          0.65%     0.90%    0.90%     0.90%    0.90%
---------------------------------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                           ADVISOR         B            C
--------------------------------------------------------------------------------
Distribution Fee            0.25%        0.75%        0.75%
--------------------------------------------------------------------------------
Service Fee                 0.25%        0.25%        0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A,
B, C and R Class shares. Fees incurred under the plans during the six months ended September 30, 2003, are detailed in the Statement of Operations.

                                                                     (continued)

                                                                          -----
                                                                          21

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended September 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with JPM. Value has a securities lending agreement with
JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                                  LARGE COMPANY
                                                 VALUE               VALUE
--------------------------------------------------------------------------------
Purchases                                   $1,175,409,616         $107,991,994
--------------------------------------------------------------------------------
Proceeds from sales                         $1,200,657,346          $23,516,678
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------------------
                                                       VALUE                       LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------------------------
                                             SHARES              AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                          800,000,000                         100,000,000
=============================================================================================================
Sold                                        21,930,255      $ 141,383,307       12,725,642     $ 62,965,452
------------------------------------------
Issued in reinvestment of distributions      1,650,757         11,198,883          222,434        1,156,793
------------------------------------------
Redeemed                                   (31,473,891)      (202,318,028)      (5,639,224)     (28,294,534)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (7,892,879)    $  (49,735,838)       7,308,852     $ 35,827,711
=============================================================================================================
YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                          900,000,000                          50,000,000
=============================================================================================================
Sold                                        73,918,310      $ 469,965,715       28,952,978     $133,643,326
------------------------------------------
Issued in reinvestment of distributions      7,678,392         46,147,410          183,291          823,420
------------------------------------------
Redeemed                                   (92,150,131)      (565,670,196)      (6,193,575)     (28,451,543)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    (10,553,429)    $  (49,557,071)      22,942,694     $106,015,203
=============================================================================================================

                                                                    (continued)

-----
22

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                       VALUE                         LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
                                               SHARES             AMOUNT            SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                           100,000,000                          12,500,000
==============================================================================================================
Sold                                          3,465,143       $ 22,192,476        1,988,647      $10,139,089
-----------------------------------------
Issued in reinvestment of distributions         216,401          1,468,532           56,553          294,119
-----------------------------------------
Redeemed                                     (9,588,791)       (62,659,002)        (206,630)      (1,066,949)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (5,907,247)      $(38,997,994)       1,838,570      $ 9,366,259
==============================================================================================================
YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                           120,000,000                          12,500,000
==============================================================================================================
Sold                                          7,645,861       $ 47,545,907        4,720,713      $22,586,514
-----------------------------------------
Issued in reinvestment of distributions         909,275          5,460,073           27,343          121,031
-----------------------------------------
Redeemed                                     (8,110,625)       (49,214,694)        (302,874)      (1,407,149)
--------------------------------------------------------------------------------------------------------------
Net increase                                    444,511      $   3,791,286        4,445,182      $21,300,396
==============================================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                           100,000,000                          12,500,000
==============================================================================================================
Sold                                         11,793,277       $ 76,508,396          350,631       $1,778,405
-----------------------------------------
Issued in reinvestment of distributions         216,914          1,472,691            2,666           13,866
-----------------------------------------
Redeemed                                     (5,301,128)       (34,623,909)         (62,173)        (319,193)
--------------------------------------------------------------------------------------------------------------
Net increase                                  6,709,063       $ 43,357,178          291,124       $1,473,078
==============================================================================================================
YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                           100,000,000                          12,500,000
==============================================================================================================
Sold                                         21,339,960       $134,031,449          264,486       $1,197,278
-----------------------------------------
Issued in reinvestment of distributions         896,976          5,384,698            1,074            4,739
-----------------------------------------
Redeemed                                    (13,520,688)       (83,554,880)         (12,389)         (54,238)
--------------------------------------------------------------------------------------------------------------
Net increase                                  8,716,248       $ 55,861,267          253,171       $1,147,779
==============================================================================================================

A CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                            12,500,000                          12,500,000
==============================================================================================================
Sold                                            543,886         $3,571,242        5,340,567      $26,573,160
-----------------------------------------
Issued in reinvestment of distributions           1,734             11,831           28,082          146,095
-----------------------------------------
Redeemed                                        (12,748)           (80,280)        (352,640)      (1,790,791)
--------------------------------------------------------------------------------------------------------------
Net increase                                    532,872         $3,502,793        5,016,009      $24,928,464
==============================================================================================================
PERIOD ENDED MARCH 31, 2003(1)
SHARES AUTHORIZED                            12,500,000                          12,500,000
==============================================================================================================
Sold                                             68,601           $382,117          879,004       $3,832,685
-----------------------------------------
Issued in reinvestment of distributions             168                960            2,565           11,183
-----------------------------------------
Redeemed                                             --                 --          (10,988)         (47,541)
--------------------------------------------------------------------------------------------------------------
Net increase                                     68,769           $383,077          870,581       $3,796,327
==============================================================================================================

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(continued)
                                                                          -----
                                                                          23

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                      VALUE                       LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------------------------
                                            SHARES             AMOUNT            SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------
B CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                         12,500,000                          12,500,000
=============================================================================================================
Sold                                         168,804         $1,099,504          478,361          $2,380,733
-----------------------------------------
Issued in reinvestment of distributions          156              1,066              896               4,665
-----------------------------------------
Redeemed                                        (625)            (3,850)            (561)             (2,467)
-------------------------------------------------------------------------------------------------------------
Net increase                                 168,335         $1,096,720          478,696          $2,382,931
=============================================================================================================
PERIOD ENDED MARCH 31, 2003(1)
SHARES AUTHORIZED                         12,500,000                          12,500,000
=============================================================================================================
Sold                                          16,166            $88,356           20,387             $88,403
-----------------------------------------
Issued in reinvestment of distributions           31                178               20                  87
-------------------------------------------------------------------------------------------------------------
Net increase                                  16,197            $88,534           20,407             $88,490
=============================================================================================================

C CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                         50,000,000                          12,500,000
=============================================================================================================
Sold                                         213,141         $1,391,920          712,924          $3,599,595
-----------------------------------------
Issued in reinvestment of distributions          736              4,975            1,262               6,553
-----------------------------------------
Redeemed                                      (7,254)           (47,185)         (33,292)           (156,585)
-------------------------------------------------------------------------------------------------------------
Net increase                                 206,623         $1,349,710          680,894          $3,449,563
=============================================================================================================
YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                         50,000,000                          12,500,000
=============================================================================================================
Sold                                         227,828         $1,428,806          240,718          $1,085,147
-----------------------------------------
Issued in reinvestment of distributions        6,947             41,666              782               3,482
-----------------------------------------
Redeemed                                     (53,371)          (311,605)         (16,074)            (71,637)
-------------------------------------------------------------------------------------------------------------
Net increase                                 181,404         $1,158,867          225,426          $1,016,992
=============================================================================================================

R CLASS
-------------------------------------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2003(2)
SHARES AUTHORIZED                                 N/A                         50,000,000
=============================================================================================================
Sold                                                                                 482              $2,500
-----------------------------------------
Issued in reinvestment of distributions                                                2                  10
-------------------------------------------------------------------------------------------------------------
Net increase                                                                         484              $2,510
=============================================================================================================

(1)  January 31, 2003 (commencement of sale) through March 31, 2003.

(2)  August 29, 2003 (commencement of sale) through September 30, 2003 for Large Company Value.

                                                                    (continued)

-----
24

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2003 follows:

----------------------------------------------------------------------------------------------
                      SHARE BALANCE  PURCHASE   SALES   REALIZED       SEPTEMBER 30, 2003
COMPANY                   3/31/03      COST     COST     LOSS      SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------
VALUE
----------------------------------------------------------------------------------------------
Littelfuse, Inc.(1)     1,136,200   $443,936    $ --    $ --        1,159,600     $26,670,800
==============================================================================================

(1)  Non-income producing.

6. SECURITIES LENDING

As of September 30, 2003, securities in Value valued at $81,936,697 were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. The total value of all collateral received, at this date, was
$83,713,475. Value's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Value may be delayed or limited.

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2003.

                                                                    (continued)

                                                                          -----
                                                                          25

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were as follows:

-------------------------------------------------------------------------------
                                                                LARGE COMPANY
                                              VALUE                 VALUE
-------------------------------------------------------------------------------
Federal tax cost of investments          $2,235,291,816         $290,358,923
===============================================================================
Gross tax appreciation of investments     $ 151,192,783          $22,887,768
----------------------------------------
Gross tax depreciation of investments      (104,012,685)          (6,073,460)
-------------------------------------------------------------------------------
Net tax appreciation of investments       $  47,180,098          $16,814,308
===============================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2003:

--------------------------------------------------------------------------------
                                                                LARGE COMPANY
                                               VALUE                VALUE
--------------------------------------------------------------------------------
Accumulated capital losses                 $(92,229,547)          $(420,720)
--------------------------------------------------------------------------------
Capital loss deferral                       $(7,327,020)        $(1,154,795)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2011 for Value and
2008 through 2011 for Large Company Value.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

-----
26

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2003(1)      2003        2002        2001        2000       1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $5.61       $7.19       $6.27       $5.35       $5.77       $7.73
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income(2)                0.04        0.07        0.08        0.10        0.09        0.08
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  1.08       (1.48)       1.03        0.92       (0.01)      (0.80)
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        1.12       (1.41)       1.11        1.02        0.08       (0.72)
------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income             (0.04)      (0.07)      (0.08)      (0.10)      (0.09)      (0.09)
-------------------------------------
  From Net Realized Gains                  --        (0.10)      (0.11)          --      (0.41)      (1.15)
------------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.04)      (0.17)      (0.19)      (0.10)      (0.50)      (1.24)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $6.69       $5.61       $7.19       $6.27       $5.35       $5.77
============================================================================================================
  TOTAL RETURN(3)                        20.02%     (19.85)%     17.96%      19.20%       1.42%      (9.88)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.00%(4)       1.00%       1.00%      1.00%       1.00%       1.00%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   1.35%(4)       1.19%       1.11%      1.71%       1.48%       1.19%
-------------------------------------
Portfolio Turnover Rate                      56%        102%        151%       150%        115%        130%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $1,801,303  $1,552,632  $2,068,901 $1,532,113  $1,388,646  $1,719,367
------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(4)  Annualized.

See Notes to Financial Statements.

-----
27

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                       2003(1)       2003          2002        2001         2000       1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $5.61        $7.20         $6.27       $5.36        $5.78      $7.73
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(2)             0.05         0.09          0.09        0.11         0.10       0.10
-------------------------------------
   Net Realized and
Unrealized Gain (Loss)                  1.09        (1.50)         1.04        0.91        (0.01)     (0.80)
--------------------------------------------------------------------------------------------------------------
   Total From Investment Operations     1.14        (1.41)         1.13        1.02         0.09      (0.70)
--------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income          (0.05)       (0.08)        (0.09)      (0.11)       (0.10)     (0.10)
-------------------------------------
   From Net Realized Gains                --        (0.10)        (0.11)         --        (0.41)     (1.15)
--------------------------------------------------------------------------------------------------------------
   Total Distributions                 (0.05)       (0.18)        (0.20)      (0.11)       (0.51)     (1.25)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $6.70        $5.61         $7.20       $6.27        $5.36      $5.78
==============================================================================================================
   TOTAL RETURN(3)                     20.32%      (19.70)%       18.19%      19.24%        1.65%     (9.52)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.80%(4)       0.80%         0.80%       0.80%        0.80%      0.80%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.55%(4)       1.38%         1.31%       1.91%        1.68%      1.39%
-------------------------------------
Portfolio Turnover Rate                    56%        102%          151%        150%         115%       130%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $174,408    $179,196      $226,681    $186,987      $95,202    $36,318
--------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(4)  Annualized.

See Notes to Financial Statements.

-----
28

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------
                                                                    ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
                                        2003(1)       2003         2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $5.60        $7.19        $6.27       $5.36       $5.77      $7.73
-------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
   Net Investment Income(2)              0.04         0.06         0.06        0.08        0.07       0.06
-------------------------------------
   Net Realized and
Unrealized Gain (Loss)                   1.09        (1.49)        1.03        0.92        0.01      (0.80)
-------------------------------------------------------------------------------------------------------------
   Total From Investment Operations      1.13        (1.43)        1.09        1.00        0.08      (0.74)
-------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
   From Net Investment Income           (0.04)       (0.06)       (0.06)      (0.09)      (0.08)     (0.07)
-------------------------------------
   From Net Realized Gains                 --        (0.10)       (0.11)         --       (0.41)     (1.15)
-------------------------------------------------------------------------------------------------------------
   Total Distributions                  (0.04)       (0.16)       (0.17)      (0.09)      (0.49)     (1.22)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.69        $5.60        $7.19       $6.27       $5.36      $5.77
=============================================================================================================
   TOTAL RETURN(3)                      20.09%      (20.07)%      17.51%      18.72%       1.36%    (10.09)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.25%(4)       1.25%        1.25%       1.25%       1.25%      1.25%
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  1.10%(4)       0.94%        0.86%       1.46%       1.23%      0.94%
-------------------------------------
Portfolio Turnover Rate                     56%        102%         151%        150%        115%       130%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $296,825    $210,984     $208,311    $102,357     $61,323    $54,277
-------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          29

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 A CLASS
--------------------------------------------------------------------------------
                                                           2003(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.60       $5.77
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
   Net Investment Income(3)                                  0.03        0.01
----------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                   1.10       (0.16)
--------------------------------------------------------------------------------
   Total From Investment Operations                          1.13       (0.15)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
   From Net Investment Income                               (0.04)      (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.69       $5.60
================================================================================
   TOTAL RETURN(4)                                          20.09%      (2.67)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.25%(5)    1.25%(5)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        1.10%(5)    0.62%(5)
----------------------------------------------------------
Portfolio Turnover Rate                                       56%        102%(6)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                      $4,027        $385
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect
     applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

-----
30

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
------------------------------------------------------------------------------
                                                              B CLASS
------------------------------------------------------------------------------
                                                      2003(1)         2003(2)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $5.61          $5.77
------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Income (Loss)(3)                        0.01             --(4)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                1.08          (0.15)
-------------------------------------------------------------------------------
  Total From Investment Operations                       1.09          (0.15)
------------------------------------------------------------------------------
Distributions
---------------------------------------------------
  From Net Investment Income                           (0.01)          (0.01)
------------------------------------------------------------------------------
Net Asset Value, End of Period                         $6.69           $5.61
==============================================================================
  TOTAL RETURN(5)                                      19.42%          (2.59)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     2.00%(6)       1.98%(6)
---------------------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)(7)                 2.00%(6)       2.00%(6)
---------------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                          0.35%(6)     (0.17)%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets (Before Expense Waiver)(7)      0.35%(6)     (0.19)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                 56%           102%(8)
---------------------------------------------------
Net Assets, End of Period (in thousands)                $1,235            $91
------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(6)  Annualized.

(7)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(8)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          31

Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           C CLASS
--------------------------------------------------------------------------------
                                               2003(1)       2003       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.58        $7.18       $6.90
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
   Net Investment Income (Loss)(3)              0.01         0.01          --(4)
---------------------------------------------
   Net Realized and Unrealized Gain (Loss)      1.08        (1.50)       0.42
--------------------------------------------------------------------------------
   Total From Investment Operations             1.09        (1.49)       0.42
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
   From Net Investment Income                  (0.01)       (0.01)      (0.03)
---------------------------------------------
   From Net Realized Gains                        --        (0.10)      (0.11)
---------------------------------------------
   Total Distributions                         (0.01)       (0.11)      (0.14)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.66        $5.58       $7.18
================================================================================
   TOTAL RETURN(5)                             19.53%      (20.90)%      6.33%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         2.00%(6)       2.00%     2.00%(6)
---------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                  0.35%(6)       0.19%   (0.06)%(6)
---------------------------------------------
Portfolio Turnover Rate                         56%           102%      151%(7)
---------------------------------------------
Net Assets, End of Period (in thousands)        $4,316      $2,461       $1,866
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) June 4, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

-----
32

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------------
                                                                          INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------
                                                       2003(1)     2003        2002       2001    2000(2)
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $4.29      $5.53       $5.08      $4.59     $5.00
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income(3)                             0.04       0.08        0.07       0.08      0.05
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)              0.81      (1.25)       0.45       0.48     (0.41)
----------------------------------------------------------------------------------------------------------
   Total From Investment Operations                     0.85      (1.17)       0.52       0.56     (0.36)
----------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                          (0.04)     (0.07)      (0.07)     (0.07)    (0.05)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $5.10      $4.29       $5.53      $5.08     $4.59
==========================================================================================================
   TOTAL RETURN(4)                                     19.83%    (21.19)%     10.20%     12.38%    (7.22)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     0.90%(5)      0.90%      0.90%      0.90%   0.90%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets  1.74%(5)      1.75%      1.34%      1.62%   1.72%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                  10%          30%        34%        55%        51%
-----------------------------------------------------
Net Assets, End of Period (in thousands)              $218,782   $152,641    $69,961    $19,348    $12,671
----------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  July 30, 1999 (inception) through March 31, 2000.

(3)  Computed using the average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          33

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                                          2003(1)         2003         2002(2)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $4.29          $5.53         $5.44
-----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
   Net Investment Income(3)                                0.05           0.09          0.06
------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 0.81          (1.25)         0.08
-----------------------------------------------------------------------------------------------
   Total From Investment Operations                        0.86          (1.16)         0.14
-----------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------
   From Net Investment Income                             (0.05)         (0.08)        (0.05)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $5.10          $4.29         $5.53
===============================================================================================
   TOTAL RETURN(4)                                        19.94%        (21.03)%        2.69%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.70%(5)         0.70%       0.70%(5)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     1.94%(5)         1.95%       1.74%(5)
------------------------------------------------------
Portfolio Turnover Rate                                    10%             30%          34%(6)
------------------------------------------------------
Net Assets, End of Period (in thousands)                $34,482         $21,110        $2,632
-----------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  August 10, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using the average shares throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

-----
34

Large Company Value -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                                       2003(1)       2003         2002       2001(2)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $4.29        $5.53        $5.08       $4.69
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(3)                              0.04         0.07         0.06        0.03
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               0.80        (1.25)        0.44        0.39
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations                      0.84        (1.18)        0.50        0.42
-----------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                           (0.03)       (0.06)       (0.05)      (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $5.10        $4.29        $5.53       $5.08
=====================================================================================================
  TOTAL RETURN(4)                                      19.68%      (21.38)%       9.93%       8.94%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets     1.15%(5)       1.15%        1.15%     1.15%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets  1.49%(5)       1.50%        1.09%     1.53%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                 10%            30%          34%       55%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                $2,779      $1,090           $6         $121
-----------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  October 26, 2000 (commencement of sale) through March 31, 2001.

(3)  Computed using the average shares throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2001.

See Notes to Financial Statements.

                                                                          -----
                                                                          35

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                           2003(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $4.29       $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(3)                                  0.04        0.01
--------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   0.80       (0.17)
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.84       (0.16)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                               (0.03)      (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $5.10       $4.29
================================================================================
  TOTAL RETURN(4)                                          19.68%      (3.49)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         1.15%(5)     1.15%(5)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets      1.49%(5)     1.79%(5)
--------------------------------------------------------
Portfolio Turnover Rate                                        10%       30%(6)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                   $30,018       $3,733
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

-----
36

Large Company Value -  Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                            B CLASS
--------------------------------------------------------------------------------
                                                      2003(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $4.29      $4.46
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
   Net Investment Income(3)                              0.02       0.01
-----------------------------------------------------
   Net Realized and Unrealized Gain (Loss)               0.81      (0.17)
--------------------------------------------------------------------------------
   Total From Investment Operations                      0.83      (0.16)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
   From Net Investment Income                           (0.02)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $5.10      $4.29
================================================================================
   TOTAL RETURN(4)                                      19.23%     (3.58)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.90%(5)   1.88%(5)
-----------------------------------------------------
Ratio of Operating Expenses to Average
Net Assets (Before Expense Waiver)(6)                   1.90%(5)   1.90%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets    0.74%(5)   0.74%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average
Net Assets (Before Expense Waiver)(6)                   0.74%(5)   0.72%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                      10%     30%(7)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                  $2,545        $88
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  January 31, 2003 (commencement of sale) through March 31, 2003.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may  not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          37

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------------
                                                       2003(1)      2003      2002(2)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $4.28       $5.53      $5.14
--------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(3)                              0.02        0.03       0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               0.81       (1.25)      0.39
--------------------------------------------------------------------------------------
  Total From Investment Operations                      0.83       (1.22)      0.40
--------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                           (0.02)      (0.03)     (0.01)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $5.09       $4.28      $5.53
======================================================================================
  TOTAL RETURN(4)                                      19.27%     (22.13)%     7.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      1.90%(5)    1.90%    1.90%(5)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets   0.74%(5)    0.75%    0.33%(5)
-----------------------------------------------------
Portfolio Turnover Rate                                     10%      30%      34%(6)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                 $4,845   $1,163        $257
--------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  November 7, 2001 (commencement of sale) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

-----
38

Large Company Value -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                   R CLASS
--------------------------------------------------------------------------------
                                                                    2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $5.18
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------------
 Net Investment Income(2)                                              --(3)
---------------------------------------------------------------------
 Net Realized and Unrealized Loss                                    (0.06)
--------------------------------------------------------------------------------
 Total From Investment Operations                                    (0.06)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------
 From Net Investment Income                                          (0.02)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $5.10
================================================================================
 TOTAL RETURN(4)                                                     (1.17)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   1.40%(5)
---------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                1.00%(5)
---------------------------------------------------------------------
Portfolio Turnover Rate                                               10%(6)
---------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $2
--------------------------------------------------------------------------------

(1)  August 29, 2003 (commencement of sale) through September 30, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class an another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the six months ended September 30, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

Share Class Information

Six classes of shares are authorized for sale by Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, and C Class. Seven classes of shares are authorized for sale by Large Company Value: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class, and R Class. The
expense ratios of Advisor, A, B, C, and R Class shares are higher than that of
Investor Class. The total expense ratio of Institutional Class shares is lower.
ON JANUARY 31, 2003, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

                                                                    (continued)

-----
40

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

                                                                          -----
                                                                          41

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

-----
42

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The  S&P  500 INDEX is a  market-value  weighted  index of the stocks of 500 publicly traded U.S. companies chosen for market size,  liquidity,  and industry group  representation  that are  considered  to be  leading  firms  in  dominant industries.  Each  stock's  weight in the index is  proportionate  to its market value.  Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

                                                                          -----
                                                                          43

Notes

-----
44

[back cover]

American Century Investments                       PRSRT STD
P.O. Box 419200                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                     AMERICAN CENTURY
                                                   COMPANIES

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0311                            American Century Investment Services, Inc.
SH-SAN-36279S                   (c)2003 American Century Services Corporation

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Equity Index

[american century logo and text logo (reg. sm)]

Our Message to You.......................................................   1

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III  with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Equity Index fund for the six months ended September 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
Co-Chairman of the Board

                                                                          -----
                                                                          1

Equity Index - Performance

 TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                          --------------
                                          AVERAGE ANNUAL
                                             RETURNS
-------------------------------------------------------------------------------
                                              SINCE               INCEPTION
                          1 YEAR            INCEPTION               DATE
-------------------------------------------------------------------------------
 INVESTOR CLASS           23.56%               -3.74%             2/26/1999
-------------------------------------------------------------------------------
 S&P 500 INDEX            24.40%               -3.28%(1)              --
-------------------------------------------------------------------------------
 Institutional Class      23.80%               -3.55%             2/26/1999
-------------------------------------------------------------------------------

(1) Since 2/28/99, the date nearest the Investor Class's inception for which data are available.

 GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

 ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                              1999*     2000       2001       2002       2003
--------------------------------------------------------------------------------
 Investor Class               4.02%    12.54%    -26.89%    -20.61%     23.56%
--------------------------------------------------------------------------------
 S&P 500 Index                4.38%    13.28%    -26.63%    -20.49%     24.40%
--------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Index data from 2/28/99, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and  principal value will fluctuate, and redemption value may be more or less than original cost.

-----
2

Equity Index - Portfolio Commentary

A portfolio commentary from Barclays Global Fund Advisors, the subadvisor for the Equity Index Fund.

For the six months ended September 30, 2003, Equity Index gained 18.05%*, in line with the 18.45% increase by the S&P 500 Index, which the portfolio is designed to track. The portfolio's results typically trail the index by a narrow margin due to costs associated with the fund's operations, such as management fees, which are deducted from assets.

 The period was marked by the fall of Baghdad to American troops, improving earnings growth, and the second quarter's rising gross domestic product, which expanded at its fastest rate in almost a year. A $350 billion package of federal tax cuts, which included reductions on taxes paid on dividends and capital gains, was also approved in May.

Through August 31, the S&P 500 Index had six consecutive months of advances, the first time that had happened since 1998. The streak fell short of a seventh month when the index, after hitting a 15-month high on September 18, fell as
OPEC announced a production cut, unemployment remained higher than the previous year, and the U.S. dollar faltered. Despite the index's slight retreat, all but
37 of the S&P 500 stocks gained ground over the six months covered by this report. As a result, all of the sectors to which Equity Index was exposed contributed to performance, and none of the industry groups declined.

Financial stocks, the largest sector within the S&P 500, contributed the most to the fund's results. Citigroup, one of the portfolio's best performers, boosted its third-quarter dividend, posted higher second- quarter earnings and reported that credit quality remained stable for both its  consumer and corporate portfolios.

During the second quarter, business spending rose at its fastest quarterly rate in three years. Sectors affected by capital expenditures, such as technology, industrials and commercial services, increased during the period. Technology stocks have been the S&P 500's fastest rising group on a year-to-date basis.
Intel, the world's largest semiconductor maker, and Microsoft, the largest software manufacturer, both increased their sales forecasts and were among the portfolio's tech contributors.

While household spending did not accelerate at the same pace as business spending, it remained solid, and that was enough to boost a variety of consumer-oriented stocks in the portfolio. Consumer cyclical stocks contributed strongly, led by specialty and department stores and automakers.

--------------------------------------------------------------------------------
 TOP TEN HOLDINGS
 AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        09/30/03              03/31/03
--------------------------------------------------------------------------------
Microsoft Corporation                     3.2%                  3.1%
--------------------------------------------------------------------------------
General Electric Co.                      3.2%                  3.0%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.6%                  2.7%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         2.6%                  2.8%
--------------------------------------------------------------------------------
Pfizer, Inc.                              2.5%                  2.3%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.5%                  2.1%
--------------------------------------------------------------------------------
Intel Corp.                               1.9%                  1.3%
--------------------------------------------------------------------------------
International Business
Machines Corp.                            1.6%                  1.6%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.6%                  1.5%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.6%                  2.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
                                                                    (continued)

                                                                          -----
                                                                          3

Equity Index - Portfolio Commentary

Non-cyclicals, companies that make products that consumers tend to continue to purchase regardless of the economic environment, advanced as well. But among the portfolio's largest detractors was Newell Rubbermaid, which slumped after the home products maker reported lower second-quarter profits, reduced its earnings forecast and cancelled a public meeting with analysts.

The consumer services sector was led by AOL Time Warner, as the entertainment unit of the world's largest media company reported higher earnings on the strength of movies such as "The Matrix Reloaded" and cost-cutting at its America
Online unit. However, Eastman Kodak shares slumped to their lowest price in more than two decades after the world's largest photography company cut its dividend.

While the health care sector as a whole was up, it contained some of the portfolio's most significant detractors. Within pharmaceuticals, one of Equity
Index's largest industry groups, Johnson & Johnson, Pfizer, and Schering-Plough fell. Tenet Healthcare retreated as the nation's second-biggest hospital chain underwent regulatory scrutiny over its handling of Medicare payments.

Utility shares gained as well. An exception was Mirant, an energy company that produces electricity in North America, the Caribbean, and the Philippines, which

--------------------------------------------------------------------------------
 TOP FIVE INDUSTRIES
 AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                         AS OF                  AS OF
                                       09/30/03               03/31/03
--------------------------------------------------------------------------------
Banks                                    10.0%                  9.0%
--------------------------------------------------------------------------------
Drugs                                     8.5%                  9.8%
--------------------------------------------------------------------------------
Financial Services                        6.4%                  6.1%
--------------------------------------------------------------------------------
Computer Software                         4.9%                  4.6%
--------------------------------------------------------------------------------
Energy Reserves
& Production                              4.3%                  5.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       09/30/03              03/31/03
--------------------------------------------------------------------------------
U.S. Common Stocks
& Futures                                99.8%                 99.8%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.8%                 99.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.2%                  0.2%
--------------------------------------------------------------------------------

declined after filing for protection from creditors under Chapter 11 of the federal bankruptcy code.

Telecommunications stocks also added to performance, thanks to gains by long distance providers. But Verizon, the largest "Baby Bell" company, slid after reducing 2003 earnings outlook because of rising labor costs and stiffer competition for business and residential clients.

-----
4

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 97%

AIRLINES - 0.2%
--------------------------------------------------------------------------------
           10,325    Delta Air Lines Inc.                          $   137,323
--------------------------------------------------------------------------------
           64,046    Southwest Airlines Co.                          1,133,614
--------------------------------------------------------------------------------
                                                                     1,270,937
--------------------------------------------------------------------------------

ALCOHOL - 0.5%
--------------------------------------------------------------------------------
            3,037    Adolph Coors Company Cl B                         163,269
--------------------------------------------------------------------------------
           67,693    Anheuser-Busch Companies, Inc.                  3,339,973
--------------------------------------------------------------------------------
            5,027    Brown-Forman Corp.                                397,736
--------------------------------------------------------------------------------
                                                                     3,900,978
--------------------------------------------------------------------------------

APPAREL & TEXTILES - 0.3%
--------------------------------------------------------------------------------
           10,352    Jones Apparel Group, Inc.                         309,835
--------------------------------------------------------------------------------
            9,006    Liz Claiborne, Inc.                               306,654
--------------------------------------------------------------------------------
           21,735    NIKE, Inc. Cl B                                 1,321,923
--------------------------------------------------------------------------------
            4,925    Reebok International Ltd.                         164,643
--------------------------------------------------------------------------------
            8,835    VF Corp.                                          343,770
--------------------------------------------------------------------------------
                                                                     2,446,825
--------------------------------------------------------------------------------

BANKS - 10.0%
--------------------------------------------------------------------------------
           28,605    AmSouth Bancorporation                            606,998
--------------------------------------------------------------------------------
          122,724    Bank of America Corp.                           9,577,381
--------------------------------------------------------------------------------
           63,419    Bank of New York Co., Inc. (The)                1,846,127
--------------------------------------------------------------------------------
           92,956    Bank One Corp.                                  3,592,749
--------------------------------------------------------------------------------
           44,245    BB&T Corporation                                1,588,838
--------------------------------------------------------------------------------
           18,724    Charter One Financial Inc.                        572,954
--------------------------------------------------------------------------------
          423,339    Citigroup Inc.                                 19,266,159
--------------------------------------------------------------------------------
           14,359    Comerica Inc.                                     669,129
--------------------------------------------------------------------------------
           46,937    Fifth Third Bancorp                             2,594,208
--------------------------------------------------------------------------------
           10,264    First Tennessee National Corp.                    435,809
--------------------------------------------------------------------------------
           86,923    FleetBoston Financial Corp.                     2,620,728
--------------------------------------------------------------------------------
           18,646    Huntington Bancshares Inc.                        369,004
--------------------------------------------------------------------------------
          167,600    JP Morgan Chase & Co.                           5,753,708
--------------------------------------------------------------------------------
           34,831    KeyCorp                                           890,629
--------------------------------------------------------------------------------
           18,833    Marshall & Ilsley Corp.                           593,616
--------------------------------------------------------------------------------
           35,354    Mellon Financial Corp.                          1,065,570
--------------------------------------------------------------------------------
           50,110    National City Corp.                             1,476,241
--------------------------------------------------------------------------------
           12,441    North Fork Bancorporation, Inc.                   432,325
--------------------------------------------------------------------------------
           18,264    Northern Trust Corp.                              775,124
--------------------------------------------------------------------------------
           22,874    PNC Financial Services Group                    1,088,345
--------------------------------------------------------------------------------
           18,391    Regions Financial Corp.                           629,892
--------------------------------------------------------------------------------
           27,973    SouthTrust Corp.                                  822,126
--------------------------------------------------------------------------------
           27,366    State Street Corp.                              1,231,470
--------------------------------------------------------------------------------
           22,984    SunTrust Banks, Inc.                            1,387,544
--------------------------------------------------------------------------------
           24,841    Synovus Financial Corp.                           620,777
--------------------------------------------------------------------------------
          158,169    U.S. Bancorp                                    3,794,474
--------------------------------------------------------------------------------
           16,019    Union Planters Corp.                              506,841
--------------------------------------------------------------------------------
          109,817    Wachovia Corp.                                  4,523,362
--------------------------------------------------------------------------------
          137,922    Wells Fargo & Co.                               7,102,983
--------------------------------------------------------------------------------
            7,474    Zions Bancorporation                              417,423
--------------------------------------------------------------------------------
                                                                    76,852,534
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 1.3%
--------------------------------------------------------------------------------
          106,068   Amgen Inc.(1)                                   $6,848,811
--------------------------------------------------------------------------------
           17,299   Applera Corporation-Applied
                     Biosystems Group                                  385,941
--------------------------------------------------------------------------------
           12,267   Biogen, Inc.(1)                                    468,967
--------------------------------------------------------------------------------
           15,411   Chiron Corp.(1)                                    796,595
--------------------------------------------------------------------------------
           18,233   Genzyme Corp.(1)                                   843,276
--------------------------------------------------------------------------------
           20,409   MedImmune, Inc.(1)                                 673,701
--------------------------------------------------------------------------------
                                                                    10,017,291
--------------------------------------------------------------------------------

CHEMICALS - 2.1%
--------------------------------------------------------------------------------
           64,054   3M Co.                                           4,424,209
--------------------------------------------------------------------------------
           18,660   Air Products & Chemicals, Inc.                     841,566
--------------------------------------------------------------------------------
            5,650   Ashland Inc.                                       185,603
--------------------------------------------------------------------------------
            9,088   Avery Dennison Corp.                               459,126
--------------------------------------------------------------------------------
            4,327   Bemis Co.                                          191,686
--------------------------------------------------------------------------------
           75,714   Dow Chemical Co.                                 2,463,734
--------------------------------------------------------------------------------
           81,763   du Pont (E.I.) de Nemours & Co.                  3,271,338
--------------------------------------------------------------------------------
            6,428   Eastman Chemical Company                           215,338
--------------------------------------------------------------------------------
           21,226   Ecolab Inc.                                        535,957
--------------------------------------------------------------------------------
           14,264   Goodyear Tire & Rubber Co. (The)                    93,714
--------------------------------------------------------------------------------
            4,375   Great Lakes Chemical Corp.                          87,981
--------------------------------------------------------------------------------
            9,020   Hercules Inc.(1)                                   102,197
--------------------------------------------------------------------------------
           21,567   Monsanto Co.                                       516,314
--------------------------------------------------------------------------------
           12,891   Pactiv Corp.(1)                                    261,429
--------------------------------------------------------------------------------
           13,979   PPG Industries, Inc.                               729,983
--------------------------------------------------------------------------------
           13,361   Praxair, Inc.                                      827,714
--------------------------------------------------------------------------------
           18,388   Rohm and Haas Co.                                  615,079
--------------------------------------------------------------------------------
            7,054   Sealed Air Corp.(1)                                333,160
--------------------------------------------------------------------------------
           12,010   Sherwin-Williams Co.                               353,214
--------------------------------------------------------------------------------
                                                                    16,509,342
--------------------------------------------------------------------------------

CLOTHING STORES - 0.4%
--------------------------------------------------------------------------------
           73,564   Gap, Inc. (The)                                  1,259,415
--------------------------------------------------------------------------------
           42,532   Limited Brands                                     641,383
--------------------------------------------------------------------------------
           11,249   Nordstrom, Inc.                                    279,088
--------------------------------------------------------------------------------
           41,645   TJX Companies, Inc. (The)                          808,746
--------------------------------------------------------------------------------
                                                                     2,988,632
--------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES - 4.0%
--------------------------------------------------------------------------------
           16,079   American Power Conversion Corp.                    275,594
--------------------------------------------------------------------------------
           29,618   Apple Computer, Inc.(1)                            611,019
--------------------------------------------------------------------------------
           34,404   Avaya Inc.(1)                                      375,004
--------------------------------------------------------------------------------
          576,876   Cisco Systems Inc.(1)                           11,272,156
--------------------------------------------------------------------------------
          211,467   Dell Inc.(1)                                     7,060,883
--------------------------------------------------------------------------------
          180,086   EMC Corp.(1)                                     2,274,486
--------------------------------------------------------------------------------
           26,394   Gateway, Inc.(1)                                   149,390
--------------------------------------------------------------------------------
          251,126   Hewlett-Packard Co.                              4,861,799
--------------------------------------------------------------------------------
           10,514   Lexmark International, Inc.(1)                     662,487
--------------------------------------------------------------------------------
            7,762   NCR Corp.(1)                                       245,978
--------------------------------------------------------------------------------
           28,037   Network Appliance, Inc.(1)                         575,600
--------------------------------------------------------------------------------
           19,299   Pitney Bowes, Inc.                                 739,538
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                         ------
                                                                         5

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
            7,838   QLogic Corp.(1)                                   $368,464
--------------------------------------------------------------------------------
          263,760   Sun Microsystems, Inc.(1)                          873,046
--------------------------------------------------------------------------------
           18,790   Symbol Technologies, Inc.                          224,541
--------------------------------------------------------------------------------
           64,502   Xerox Corp.(1)                                     661,791
--------------------------------------------------------------------------------
                                                                    31,231,776
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.9%
--------------------------------------------------------------------------------
           65,494   ADC Telecommunications Inc.(1)                     152,601
--------------------------------------------------------------------------------
           19,297   Adobe Systems Inc.                                 757,600
--------------------------------------------------------------------------------
            9,105   Autodesk, Inc.                                     154,967
--------------------------------------------------------------------------------
           18,630   BMC Software Inc.(1)                               259,516
--------------------------------------------------------------------------------
           13,415   Citrix Systems, Inc.(1)                            296,203
--------------------------------------------------------------------------------
           47,707   Computer Associates
                    International, Inc.                              1,245,630
--------------------------------------------------------------------------------
           31,174   Compuware Corp.(1)                                 167,093
--------------------------------------------------------------------------------
           12,114   Electronic Arts Inc.(1)                          1,117,274
--------------------------------------------------------------------------------
           16,928   Intuit Inc.(1)                                     816,607
--------------------------------------------------------------------------------
            7,134   Mercury Interactive Corp.(1)                       323,955
--------------------------------------------------------------------------------
          888,982   Microsoft Corporation                           24,704,809
--------------------------------------------------------------------------------
           30,245   Novell, Inc.(1)                                    161,206
--------------------------------------------------------------------------------
          429,332   Oracle Corp.(1)                                  4,817,105
--------------------------------------------------------------------------------
           21,637   Parametric Technology Corp.(1)                      67,507
--------------------------------------------------------------------------------
           29,728   PeopleSoft, Inc.(1)                                540,752
--------------------------------------------------------------------------------
           40,393   Siebel Systems, Inc.(1)                            392,620
--------------------------------------------------------------------------------
           12,543   Symantec Corp.(1)                                  790,460
--------------------------------------------------------------------------------
           34,998   Veritas Software Corp.(1)                        1,098,937
--------------------------------------------------------------------------------
                                                                    37,864,842
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.3%
--------------------------------------------------------------------------------
            5,050   Centex Corp.                                       393,294
--------------------------------------------------------------------------------
            6,808   Fluor Corp.                                        254,143
--------------------------------------------------------------------------------
            3,900   KB Home                                            232,674
--------------------------------------------------------------------------------
           38,387   Masco Corp.                                        939,714
--------------------------------------------------------------------------------
            5,022   Pulte Homes Inc.                                   341,546
--------------------------------------------------------------------------------
            8,600   Vulcan Materials Co.                               343,226
--------------------------------------------------------------------------------
                                                                     2,504,597
--------------------------------------------------------------------------------

CONSUMER DURABLES - 0.1%
--------------------------------------------------------------------------------
           15,873   Leggett & Platt, Inc.                              343,333
--------------------------------------------------------------------------------
            6,565   Maytag Corporation                                 163,928
--------------------------------------------------------------------------------
            5,682   Whirlpool Corp.                                    385,069
--------------------------------------------------------------------------------
                                                                       892,330
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 1.4%
--------------------------------------------------------------------------------
           69,363   Boeing Co.                                       2,381,233
--------------------------------------------------------------------------------
           16,158   General Dynamics Corp.                           1,261,293
--------------------------------------------------------------------------------
            9,709   Goodrich Corporation                               235,346
--------------------------------------------------------------------------------
           70,778   Honeywell International Inc.                     1,865,000
--------------------------------------------------------------------------------
            7,582   ITT Industries, Inc.                               453,707
--------------------------------------------------------------------------------
           36,971   Lockheed Martin Corp.                            1,706,212
--------------------------------------------------------------------------------
           14,938   Northrop Grumman Corp.                           1,287,954
--------------------------------------------------------------------------------
           33,993   Raytheon Company                                   951,804
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
           14,741   Rockwell Collins                                  $372,210
--------------------------------------------------------------------------------
           11,161   Textron Inc.                                       440,301
--------------------------------------------------------------------------------
                                                                    10,955,060
--------------------------------------------------------------------------------

DEPARTMENT STORES - 3.8%
--------------------------------------------------------------------------------
           37,556   Costco Wholesale Corporation(1)                  1,167,240
--------------------------------------------------------------------------------
            6,799   Dillard's Inc.                                      95,050
--------------------------------------------------------------------------------
           27,466   Dollar General Corp.                               549,320
--------------------------------------------------------------------------------
           14,174   Family Dollar Stores, Inc.                         565,401
--------------------------------------------------------------------------------
           15,257   Federated Department
                    Stores, Inc.                                      639,268
--------------------------------------------------------------------------------
           22,143   J.C. Penney Co. Inc.
                     Holding Company                                   473,196
--------------------------------------------------------------------------------
           27,886   Kohl's Corp.(1)                                  1,491,901
--------------------------------------------------------------------------------
           23,528   May Department
                     Stores Co. (The)                                  579,495
--------------------------------------------------------------------------------
           23,395   Sears, Roebuck & Co.                             1,023,063
--------------------------------------------------------------------------------
           74,996   Target Corporation                               2,822,099
--------------------------------------------------------------------------------
          359,230   Wal-Mart Stores, Inc.                           20,062,997
--------------------------------------------------------------------------------
                                                                    29,469,030
--------------------------------------------------------------------------------

DRUGS - 8.5%
--------------------------------------------------------------------------------
          128,512   Abbott Laboratories                              5,468,186
--------------------------------------------------------------------------------
           10,711   Allergan, Inc.                                     843,277
--------------------------------------------------------------------------------
          158,846   Bristol-Myers Squibb Co.                         4,075,988
--------------------------------------------------------------------------------
           29,878   Forest Laboratories, Inc. Cl A(1)                1,537,223
--------------------------------------------------------------------------------
          244,028   Johnson & Johnson                               12,084,266
--------------------------------------------------------------------------------
           19,652   King Pharmaceuticals, Inc.(1)                      297,728
--------------------------------------------------------------------------------
           92,337   Lilly (Eli) & Co.                                5,484,818
--------------------------------------------------------------------------------
          184,279   Merck & Co., Inc.                                9,328,203
--------------------------------------------------------------------------------
          640,249   Pfizer, Inc.                                    19,450,764
--------------------------------------------------------------------------------
          120,119   Schering-Plough Corp.                            1,830,614
--------------------------------------------------------------------------------
            5,770   Sigma-Aldrich Corp.                                299,694
--------------------------------------------------------------------------------
            8,784   Watson Pharmaceuticals, Inc.(1)                    366,205
--------------------------------------------------------------------------------
          109,554   Wyeth                                            5,050,439
--------------------------------------------------------------------------------
                                                                    66,117,405
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.1%
--------------------------------------------------------------------------------
           12,507   Andrew Corporation(1)                              153,711
--------------------------------------------------------------------------------
           38,394   CIENA Corporation(1)                               226,909
--------------------------------------------------------------------------------
           15,345   Comverse Technology, Inc.(1)                       229,561
--------------------------------------------------------------------------------
          108,796   Corning Inc.(1)                                  1,024,857
--------------------------------------------------------------------------------
           16,810   Dover Corp.                                        594,570
--------------------------------------------------------------------------------
           16,335   Jabil Circuit, Inc.(1)                             425,527
--------------------------------------------------------------------------------
          116,630   JDS Uniphase Corp.(1)                              419,868
--------------------------------------------------------------------------------
          339,874   Lucent Technologies Inc.(1)                        734,127
--------------------------------------------------------------------------------
           15,915   Molex Inc.                                         455,010
--------------------------------------------------------------------------------
          190,844   Motorola, Inc.                                   2,284,402
--------------------------------------------------------------------------------
            6,751   Power-One Inc.(1)                                   69,468
--------------------------------------------------------------------------------
           41,598   Sanmina-SCI Corp.(1)                               403,501
--------------------------------------------------------------------------------
           12,333   Scientific-Atlanta, Inc.                           384,173
--------------------------------------------------------------------------------
           67,668   Solectron Corp.(1)                                 395,858
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
6

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
            7,362   Tektronix, Inc.(1)                                $182,210
--------------------------------------------------------------------------------
           33,649   Tellabs, Inc.(1)                                   228,477
--------------------------------------------------------------------------------
                                                                     8,212,229
--------------------------------------------------------------------------------

ELECTRICAL UTILITY - 2.5%
--------------------------------------------------------------------------------
           50,529   AES Corporation (The)(1)                           374,925
--------------------------------------------------------------------------------
           10,220   Allegheny Energy, Inc.(1)                           93,411
--------------------------------------------------------------------------------
           13,341   Ameren Corp.                                       572,462
--------------------------------------------------------------------------------
           32,816   American Electric Power                            984,480
--------------------------------------------------------------------------------
           31,193   Calpine Corporation(1)                             152,534
--------------------------------------------------------------------------------
           24,914   CenterPoint Energy, Inc.                           228,461
--------------------------------------------------------------------------------
           14,592   Cinergy Corp.                                      535,526
--------------------------------------------------------------------------------
           18,423   Consolidated Edison, Inc.                          750,921
--------------------------------------------------------------------------------
           13,693   Constellation Energy Group Inc.                    489,936
--------------------------------------------------------------------------------
           26,668   Dominion Resources Inc.                          1,650,749
--------------------------------------------------------------------------------
           13,751   DTE Energy Company                                 507,274
--------------------------------------------------------------------------------
           74,391   Duke Energy Corp.                                1,324,904
--------------------------------------------------------------------------------
           26,818   Edison International(1)                            512,224
--------------------------------------------------------------------------------
           18,673   Entergy Corp.                                    1,011,143
--------------------------------------------------------------------------------
           26,587   Exelon Corporation                               1,688,275
--------------------------------------------------------------------------------
           27,029   FirstEnergy Corp.                                  862,225
--------------------------------------------------------------------------------
           14,981   FPL Group, Inc.                                    946,799
--------------------------------------------------------------------------------
           34,270   PG&E Corp.(1)                                      819,053
--------------------------------------------------------------------------------
            7,597   Pinnacle West Capital Corp.                        269,694
--------------------------------------------------------------------------------
           14,564   PPL Corporation                                    596,396
--------------------------------------------------------------------------------
           19,859   Progress Energy Inc.                               882,931
--------------------------------------------------------------------------------
           18,492   Public Service Enterprise
                    Group Inc.                                         776,664
--------------------------------------------------------------------------------
           59,615   Southern Co.                                     1,747,912
--------------------------------------------------------------------------------
           15,289   TECO Energy, Inc.                                  211,294
--------------------------------------------------------------------------------
           26,596   TXU Corp.                                          626,602
--------------------------------------------------------------------------------
           32,787   XCEL Energy Inc.                                   507,215
--------------------------------------------------------------------------------
                                                                    19,124,010
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 4.3%
--------------------------------------------------------------------------------
            7,612   Amerada Hess Corp.                                 381,361
--------------------------------------------------------------------------------
           20,382   Anadarko Petroleum Corp.                           851,152
--------------------------------------------------------------------------------
           13,295   Apache Corp.                                       921,875
--------------------------------------------------------------------------------
           16,485   Burlington Resources, Inc.                         794,577
--------------------------------------------------------------------------------
           87,732   ChevronTexaco Corp.                              6,268,451
--------------------------------------------------------------------------------
           19,002   Devon Energy Corporation                           915,706
--------------------------------------------------------------------------------
           30,789   Dynegy Inc. Cl A(1)                                110,840
--------------------------------------------------------------------------------
            9,488   EOG Resources Inc.                                 396,029
--------------------------------------------------------------------------------
          545,451   Exxon Mobil Corp.                               19,963,507
--------------------------------------------------------------------------------
            8,223   Kerr-McGee Corp.                                   367,075
--------------------------------------------------------------------------------
           31,450   Occidental Petroleum Corp.                       1,107,984
--------------------------------------------------------------------------------
           21,461   Unocal Corp.                                       676,451
--------------------------------------------------------------------------------
                                                                    32,755,008
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.9%
--------------------------------------------------------------------------------
           51,493   Carnival Corporation                            41,693,605
--------------------------------------------------------------------------------
          144,493   Viacom, Inc. Cl B                                5,534,082
--------------------------------------------------------------------------------
                                                                     7,227,687
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.2%
--------------------------------------------------------------------------------
           17,056   Allied Waste Industries Inc.(1)                    184,205
--------------------------------------------------------------------------------
           48,784   Waste Management, Inc.                           1,276,677
--------------------------------------------------------------------------------
                                                                     1,460,882
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 6.4%
--------------------------------------------------------------------------------
          105,727   American Express Co.                             4,764,059
--------------------------------------------------------------------------------
           14,780   Block (H & R), Inc.                                637,757
--------------------------------------------------------------------------------
           18,727   Capital One Financial Corp.                      1,068,188
--------------------------------------------------------------------------------
           11,186   Countrywide Financial
                     Corporation                                       875,640
--------------------------------------------------------------------------------
           80,094   Fannie Mae                                       5,622,599
--------------------------------------------------------------------------------
           57,183   Freddie Mac                                      2,993,530
--------------------------------------------------------------------------------
          823,218   General Electric Co.                            24,540,129
--------------------------------------------------------------------------------
           43,886   Marsh & McLennan
                     Companies, Inc.                                 2,089,412
--------------------------------------------------------------------------------
           11,957   MBIA Inc.                                          657,276
--------------------------------------------------------------------------------
          105,003   MBNA Corporation                                 2,394,068
--------------------------------------------------------------------------------
            8,031   MGIC Investment Corp.                              418,174
--------------------------------------------------------------------------------
           23,649   Providian Financial Corp.(1)                       278,822
--------------------------------------------------------------------------------
           45,043   Prudential Financial Inc.                        1,682,806
--------------------------------------------------------------------------------
           37,049   SLM Corporation                                  1,443,429
--------------------------------------------------------------------------------
                                                                    49,465,889
--------------------------------------------------------------------------------

FOOD & BEVERAGE - 3.5%
--------------------------------------------------------------------------------
           52,681   Archer-Daniels-Midland Co.                         690,648
--------------------------------------------------------------------------------
           34,158   Campbell Soup Company                              905,187
--------------------------------------------------------------------------------
          202,213   Coca-Cola Company (The)                          8,687,070
--------------------------------------------------------------------------------
           37,292   Coca-Cola Enterprises                              710,786
--------------------------------------------------------------------------------
           43,807   ConAgra Foods, Inc.                                930,461
--------------------------------------------------------------------------------
           30,497   General Mills, Inc.                              1,435,494
--------------------------------------------------------------------------------
           29,085   H.J. Heinz Company                                 997,034
--------------------------------------------------------------------------------
           10,669   Hershey Foods Corp.                                775,423
--------------------------------------------------------------------------------
           33,613   Kellogg Co.                                      1,120,994
--------------------------------------------------------------------------------
           11,370   McCormick & Company,
                     Incorporated                                      311,765
--------------------------------------------------------------------------------
           22,041   Pepsi Bottling Group Inc.                          453,604
--------------------------------------------------------------------------------
          141,964   PepsiCo, Inc.                                    6,506,210
--------------------------------------------------------------------------------
           63,404   Sara Lee Corp.                                   1,164,097
--------------------------------------------------------------------------------
           53,475   Sysco Corp.                                      1,749,167
--------------------------------------------------------------------------------
           18,470   Wrigley (Wm.) Jr. Company                        1,021,391
--------------------------------------------------------------------------------
                                                                    27,459,331
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.5%
--------------------------------------------------------------------------------
            5,076   Boise Cascade Corp.                                140,098
--------------------------------------------------------------------------------
           21,040   Georgia-Pacific Corp.                              510,010
--------------------------------------------------------------------------------
           39,453   International Paper Company                      1,539,455
--------------------------------------------------------------------------------
            8,513   Louisiana-Pacific Corp.(1)                         117,309
--------------------------------------------------------------------------------
           16,341   MeadWestvaco Corp.                                 416,696
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          7

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
            4,488   Temple-Inland Inc.                                $217,892
--------------------------------------------------------------------------------
           18,137   Weyerhaeuser Co.                                 1,060,108
--------------------------------------------------------------------------------
                                                                     4,001,568
--------------------------------------------------------------------------------

GAS & WATER UTILITIES - 0.3%
--------------------------------------------------------------------------------
           11,712   CMS Energy Corp.                                    86,317
--------------------------------------------------------------------------------
           49,107   El Paso Corp.                                      358,481
--------------------------------------------------------------------------------
           12,924   KeySpan Corporation                                453,374
--------------------------------------------------------------------------------
            3,583   NICOR Inc.                                         125,907
--------------------------------------------------------------------------------
           21,753   NiSource Inc.                                      434,625
--------------------------------------------------------------------------------
            2,984   People's Energy Corp.                              123,478
--------------------------------------------------------------------------------
           17,498   Sempra Energy                                      513,741
--------------------------------------------------------------------------------
           42,570   Williams Companies, Inc. (The)                     401,009
--------------------------------------------------------------------------------
                                                                     2,496,932
--------------------------------------------------------------------------------

GOLD - 0.2%
--------------------------------------------------------------------------------
           33,370   Newmont Mining Corporation                       1,304,433
--------------------------------------------------------------------------------

GROCERY STORES - 0.4%
--------------------------------------------------------------------------------
           30,149   Albertson's Inc.                                   620,165
--------------------------------------------------------------------------------
           61,650   Kroger Co. (The)(1)                              1,101,685
--------------------------------------------------------------------------------
           36,369   Safeway Inc.(1)                                    834,305
--------------------------------------------------------------------------------
           11,036   Supervalu Inc.                                     263,319
--------------------------------------------------------------------------------
           11,458   Winn-Dixie Stores, Inc.                            110,570
--------------------------------------------------------------------------------
                                                                     2,930,044
--------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT - 0.8%
--------------------------------------------------------------------------------
            7,708   Cooper Industries, Ltd.                            370,215
--------------------------------------------------------------------------------
            4,825   Crane Co.                                          112,953
--------------------------------------------------------------------------------
            3,458   Cummins Inc.                                       153,639
--------------------------------------------------------------------------------
            6,159   Eaton Corp.                                        545,811
--------------------------------------------------------------------------------
           34,583   Emerson Electric Co.                             1,820,795
--------------------------------------------------------------------------------
           15,182   Rockwell Automation Inc.                           398,528
--------------------------------------------------------------------------------
            4,751   Thomas & Betts Corp.(1)                             75,303
--------------------------------------------------------------------------------
           38,535   United Technologies Corp.                        2,977,985
--------------------------------------------------------------------------------
                                                                     6,455,229
--------------------------------------------------------------------------------

HEAVY MACHINERY - 0.4%
--------------------------------------------------------------------------------
           28,283   Caterpillar Inc.                                 1,947,002
--------------------------------------------------------------------------------
           19,613   Deere & Co.                                      1,045,569
--------------------------------------------------------------------------------
                                                                     2,992,571
--------------------------------------------------------------------------------

HOME PRODUCTS - 2.7%
--------------------------------------------------------------------------------
            4,841   Alberto-Culver Company Cl B                        284,748
--------------------------------------------------------------------------------
           19,456   Avon Products, Inc.                              1,256,079
--------------------------------------------------------------------------------
           17,871   Clorox Company                                     819,743
--------------------------------------------------------------------------------
           44,267   Colgate-Palmolive Co.                            2,474,083
--------------------------------------------------------------------------------
           12,071   Fortune Brands, Inc.                               685,029
--------------------------------------------------------------------------------
           83,907   Gillette Company                                 2,683,346
--------------------------------------------------------------------------------
            7,792   International Flavors
                    & Fragrances Inc.                                  257,759
--------------------------------------------------------------------------------
           41,618   Kimberly-Clark Corp.                             2,135,836
--------------------------------------------------------------------------------
           22,520   Newell Rubbermaid Inc.                             488,008
--------------------------------------------------------------------------------
          106,408   Procter & Gamble Co. (The)                       9,876,791
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
            4,748   Tupperware Corp.                                   $63,528
--------------------------------------------------------------------------------
                                                                    21,024,950
--------------------------------------------------------------------------------

HOTELS - 0.5%
--------------------------------------------------------------------------------
           83,313   Cendant Corporation(1)                           1,557,121
--------------------------------------------------------------------------------
            9,044   Harrah's Entertainment, Inc.                       380,843
--------------------------------------------------------------------------------
           30,982   Hilton Hotels Corporation                          502,528
--------------------------------------------------------------------------------
           19,179   Marriott International, Inc.                       825,272
--------------------------------------------------------------------------------
           16,693   Starwood Hotels & Resorts
                     Worldwide, Inc.                                   580,916
--------------------------------------------------------------------------------
                                                                     3,846,680
--------------------------------------------------------------------------------

INDUSTRIAL PARTS - 1.1%
--------------------------------------------------------------------------------
            5,937   American Standard
                    Companies Inc.(1)                                  500,192
--------------------------------------------------------------------------------
            6,358   Black & Decker Corporation                         257,817
--------------------------------------------------------------------------------
           12,582   Danaher Corp.                                      929,307
--------------------------------------------------------------------------------
            7,558   Grainger (W.W.), Inc.                              359,383
--------------------------------------------------------------------------------
           25,163   Illinois Tool Works Inc.                         1,667,300
--------------------------------------------------------------------------------
           14,263   Ingersoll-Rand Company                             762,215
--------------------------------------------------------------------------------
           10,113   Pall Corp.                                         226,936
--------------------------------------------------------------------------------
            9,704   Parker-Hannifin Corp.                              433,769
--------------------------------------------------------------------------------
            4,859   Snap-on Incorporated                               134,351
--------------------------------------------------------------------------------
            7,170   Stanley Works (The)                                211,658
--------------------------------------------------------------------------------
          164,372   Tyco International Ltd.                          3,358,120
--------------------------------------------------------------------------------
                                                                     8,841,048
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 0.1%
--------------------------------------------------------------------------------
           13,930   Cintas Corp.                                       513,181
--------------------------------------------------------------------------------
           13,891   Robert Half International Inc.(1)                  270,875
--------------------------------------------------------------------------------
                                                                       784,056
--------------------------------------------------------------------------------

INFORMATION SERVICES - 3.2%
--------------------------------------------------------------------------------
           14,473   Apollo Group Inc. Cl A(1)                          955,652
--------------------------------------------------------------------------------
           49,290   Automatic Data Processing, Inc.                  1,767,047
--------------------------------------------------------------------------------
           15,470   Computer Sciences Corp.(1)                         581,208
--------------------------------------------------------------------------------
           39,701   Concord EFS, Inc.(1)                               542,713
--------------------------------------------------------------------------------
           11,693   Convergys Corp.(1)                                 214,450
--------------------------------------------------------------------------------
           39,600   Electronic Data Systems Corp.                      799,920
--------------------------------------------------------------------------------
           11,436   Equifax Inc.                                       254,680
--------------------------------------------------------------------------------
           60,692   First Data Corp.                                 2,425,252
--------------------------------------------------------------------------------
           15,787   Fiserv, Inc.(1)                                    571,963
--------------------------------------------------------------------------------
           19,548   IMS Health Inc.                                    412,463
--------------------------------------------------------------------------------
          142,283   International Business
                     Machines Corp.                                 12,567,856
--------------------------------------------------------------------------------
           31,918   Interpublic Group of
                     Companies, Inc.                                   450,682
--------------------------------------------------------------------------------
            9,271   Monster Worldwide Inc.                             233,444
--------------------------------------------------------------------------------
           12,397   Moody's Corp.                                      681,463
--------------------------------------------------------------------------------
           30,970   Paychex, Inc.                                    1,050,812
--------------------------------------------------------------------------------
           11,705   Sabre Holdings Corp.                               251,540
--------------------------------------------------------------------------------
           23,392   SunGard Data Systems Inc.(1)                       615,444
--------------------------------------------------------------------------------
           26,838   Unisys Corp.(1)                                    363,118
--------------------------------------------------------------------------------
                                                                    24,739,707
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
8

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------

INTERNET - 0.6%
--------------------------------------------------------------------------------
           52,873   eBay Inc.(1)                                    $2,818,131
--------------------------------------------------------------------------------
           50,203   Yahoo! Inc.(1)                                   1,776,182
--------------------------------------------------------------------------------
                                                                     4,594,313
--------------------------------------------------------------------------------

LEISURE - 0.3%
--------------------------------------------------------------------------------
            7,493   Brunswick Corp.                                    192,420
--------------------------------------------------------------------------------
           23,370   Eastman Kodak Co.                                  489,368
--------------------------------------------------------------------------------
           14,158   Hasbro, Inc.                                       264,471
--------------------------------------------------------------------------------
           28,148   International Game Technology                      792,366
--------------------------------------------------------------------------------
           35,861   Mattel, Inc.                                       679,925
--------------------------------------------------------------------------------
                                                                     2,418,550
--------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE - 1.0%
--------------------------------------------------------------------------------
           42,177   Aflac Inc.                                       1,362,317
--------------------------------------------------------------------------------
            8,721   Ambac Financial Group, Inc.                        558,144
--------------------------------------------------------------------------------
           25,566   AON Corp.                                          533,051
--------------------------------------------------------------------------------
           11,673   CIGNA Corp.                                        521,199
--------------------------------------------------------------------------------
           11,564   Jefferson-Pilot Corp.                              513,210
--------------------------------------------------------------------------------
           23,587   John Hancock Financial
                    Services, Inc.                                     797,241
--------------------------------------------------------------------------------
           14,771   Lincoln National Corp.                             522,598
--------------------------------------------------------------------------------
           62,591   MetLife, Inc.                                    1,755,679
--------------------------------------------------------------------------------
           26,671   Principal Financial Group                          826,534
--------------------------------------------------------------------------------
            9,338   Torchmark Corp.                                    379,496
--------------------------------------------------------------------------------
           24,366   UnumProvident Corp.                                359,886
--------------------------------------------------------------------------------
                                                                     8,129,355
--------------------------------------------------------------------------------

MEDIA - 2.4%
--------------------------------------------------------------------------------
          371,241   AOL Time Warner Inc.(1)                          5,609,452
--------------------------------------------------------------------------------
           50,542   Clear Channel
                    Communications, Inc.                             1,935,759
--------------------------------------------------------------------------------
          185,029   Comcast Corporation(1)                           5,713,695
--------------------------------------------------------------------------------
          168,017   Disney (Walt) Co.                                3,388,903
--------------------------------------------------------------------------------
           15,545   Omnicom Group Inc.                               1,116,908
--------------------------------------------------------------------------------
           26,582   Univision Communications
                    Inc. Cl A(1)                                       848,763
--------------------------------------------------------------------------------
                                                                    18,613,480
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 2.0%
--------------------------------------------------------------------------------
            4,225   Bard (C.R.), Inc.                                  299,975
--------------------------------------------------------------------------------
            4,337   Bausch & Lomb Inc. Cl A                            191,479
--------------------------------------------------------------------------------
           50,097   Baxter International, Inc.                       1,455,819
--------------------------------------------------------------------------------
           20,744   Becton Dickinson & Co.                             749,273
--------------------------------------------------------------------------------
           20,947   Biomet Inc.                                        704,029
--------------------------------------------------------------------------------
           33,895   Boston Scientific Corp.(1)                       2,162,501
--------------------------------------------------------------------------------
           25,393   Guidant Corp.                                    1,189,662
--------------------------------------------------------------------------------
          100,058   Medtronic, Inc.                                  4,694,720
--------------------------------------------------------------------------------
            4,038   Millipore Corp.(1)                                 185,990
--------------------------------------------------------------------------------
           10,322   PerkinElmer, Inc.                                  158,030
--------------------------------------------------------------------------------
           14,087   St. Jude Medical, Inc.(1)                          757,458
--------------------------------------------------------------------------------
           16,432   Stryker Corp.                                    1,237,494
--------------------------------------------------------------------------------
           13,229   Thermo Electron Corp.(1)                           287,069
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
           10,055   Waters Corp.(1)                                   $275,809
--------------------------------------------------------------------------------
           18,568   Zimmer Holdings Inc.(1)                          1,023,097
--------------------------------------------------------------------------------
                                                                    15,372,405
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 1.7%
--------------------------------------------------------------------------------
           12,694   AETNA Inc.                                         774,715
--------------------------------------------------------------------------------
            9,182   AmerisourceBergen Corp.                            496,287
--------------------------------------------------------------------------------
           11,323   Anthem, Inc.(1)                                    807,670
--------------------------------------------------------------------------------
           36,765   Cardinal Health, Inc.                            2,146,708
--------------------------------------------------------------------------------
            6,462   Express Scripts, Inc. Cl A(1)                      395,151
--------------------------------------------------------------------------------
           41,127   HCA Inc.                                         1,515,941
--------------------------------------------------------------------------------
           19,555   Health Management
                     Associates, Inc. Cl A                             426,495
--------------------------------------------------------------------------------
           13,347   Humana Inc.(1)                                     240,913
--------------------------------------------------------------------------------
            7,534   Manor Care, Inc.                                   226,020
--------------------------------------------------------------------------------
           23,954   McKesson Corp.                                     797,429
--------------------------------------------------------------------------------
           22,327   Medco Health Solutions Inc.(1)                     578,939
--------------------------------------------------------------------------------
            8,628   Quest Diagnostics Inc.(1)                          523,202
--------------------------------------------------------------------------------
           38,192   Tenet Healthcare Corp.(1)                          553,020
--------------------------------------------------------------------------------
           49,033   UnitedHealth Group Incorporated                  2,467,341
--------------------------------------------------------------------------------
           11,977   Wellpoint Health Networks Inc.(1)                  923,187
--------------------------------------------------------------------------------
                                                                    12,873,018
--------------------------------------------------------------------------------

MINING & METALS - 0.5%
--------------------------------------------------------------------------------
           69,697   Alcoa Inc.                                       1,823,273
--------------------------------------------------------------------------------
            6,576   Allegheny Technologies Inc.                         43,073
--------------------------------------------------------------------------------
            4,673   Ball Corp.                                         252,342
--------------------------------------------------------------------------------
           10,209   Engelhard Corporation                              282,483
--------------------------------------------------------------------------------
           14,085   Freeport-McMoRan Copper
                     & Gold, Inc. Cl B                                 466,214
--------------------------------------------------------------------------------
            6,375   Nucor Corp.                                        292,485
--------------------------------------------------------------------------------
            7,388   Phelps Dodge Corp.(1)                              345,758
--------------------------------------------------------------------------------
            8,468   United States Steel Corp.                          155,642
--------------------------------------------------------------------------------
            6,986   Worthington Industries, Inc.                        87,744
--------------------------------------------------------------------------------
                                                                     3,749,014
--------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 1.0%
--------------------------------------------------------------------------------
             5,996   Cooper Tire & Rubber                               95,157
--------------------------------------------------------------------------------
            12,567   Dana Corp.                                        193,909
--------------------------------------------------------------------------------
            45,689   Delphi Corp.                                      413,485
--------------------------------------------------------------------------------
           149,748   Ford Motor Company                              1,612,786
--------------------------------------------------------------------------------
            46,205   General Motors Corp.                            1,891,171
--------------------------------------------------------------------------------
            14,434   Genuine Parts Company                             461,599
--------------------------------------------------------------------------------
            25,020   Harley-Davidson, Inc.                           1,205,964
--------------------------------------------------------------------------------
             7,357   Johnson Controls, Inc.                            695,972
--------------------------------------------------------------------------------
             5,664   Navistar International Corp.(1)                   211,154
--------------------------------------------------------------------------------
             9,509   Paccar Inc.                                       710,227
--------------------------------------------------------------------------------
            10,619   Visteon Corp.                                      70,085
--------------------------------------------------------------------------------
                                                                     7,561,509
--------------------------------------------------------------------------------

OIL REFINING - 0.6%
--------------------------------------------------------------------------------
           55,610   ConocoPhillips                                   3,044,647
--------------------------------------------------------------------------------
           10,187   Kinder Morgan, Inc.                                550,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
9

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
           25,560   Marathon Oil Corp.                                $728,460
--------------------------------------------------------------------------------
            6,345   Sunoco, Inc.                                       255,196
--------------------------------------------------------------------------------
                                                                     4,578,503
--------------------------------------------------------------------------------

OIL SERVICES - 0.8%
--------------------------------------------------------------------------------
           27,339   Baker Hughes Inc.                                  808,961
--------------------------------------------------------------------------------
           13,108   BJ Services Co.(1)                                 447,900
--------------------------------------------------------------------------------
           35,725   Halliburton Co.                                    866,331
--------------------------------------------------------------------------------
           12,294   Nabors Industries Ltd.(1)                          458,074
--------------------------------------------------------------------------------
           11,047   Noble Corp.(1)                                     375,488
--------------------------------------------------------------------------------
            7,691   Rowan Companies, Inc.(1)                           189,045
--------------------------------------------------------------------------------
           47,601   Schlumberger Ltd.                                2,303,889
--------------------------------------------------------------------------------
           27,063   Transocean Inc.(1)                                 541,260
--------------------------------------------------------------------------------
                                                                     5,990,948
--------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 3.0%
--------------------------------------------------------------------------------
           23,136   Ace, Ltd.                                          765,339
--------------------------------------------------------------------------------
           57,786   Allstate Corp.                                   2,110,922
--------------------------------------------------------------------------------
          214,444   American International
                    Group, Inc.                                     12,373,418
--------------------------------------------------------------------------------
           15,393   Chubb Corp.                                        998,698
--------------------------------------------------------------------------------
           13,214   Cincinnati Financial Corp.                         528,031
--------------------------------------------------------------------------------
           23,250   Hartford Financial Services
                    Group Inc. (The)                                 1,223,648
--------------------------------------------------------------------------------
           15,327   Loews Corp.                                        618,751
--------------------------------------------------------------------------------
           17,896   Progressive Corp.                                1,236,793
--------------------------------------------------------------------------------
           11,379   Safeco Corp.                                       401,224
--------------------------------------------------------------------------------
           18,662   St. Paul Companies, Inc.                           691,054
--------------------------------------------------------------------------------
           82,158   Travelers Property Casualty Corp.                1,304,669
--------------------------------------------------------------------------------
           11,221   XL Capital Ltd. Cl A                               868,954
--------------------------------------------------------------------------------
                                                                    23,121,501
--------------------------------------------------------------------------------

PUBLISHING - 0.8%
--------------------------------------------------------------------------------
            5,366   American Greetings(1)                              104,261
--------------------------------------------------------------------------------
            4,357   Deluxe Corp.                                       174,890
--------------------------------------------------------------------------------
            9,241   Donnelley (R.R.) & Sons Co.                        229,824
--------------------------------------------------------------------------------
            6,864   Dow Jones & Co. Inc.                               325,010
--------------------------------------------------------------------------------
           22,067   Gannett Co., Inc.                                1,711,517
--------------------------------------------------------------------------------
            6,572   Knight-Ridder, Inc.                                438,352
--------------------------------------------------------------------------------
           15,719   McGraw-Hill Companies, Inc. (The)                  976,621
--------------------------------------------------------------------------------
            4,181   Meredith Corp.                                     193,037
--------------------------------------------------------------------------------
           12,212   New York Times Co. (The) Cl A                      530,734
--------------------------------------------------------------------------------
           25,750   Tribune Co.                                      1,181,925
--------------------------------------------------------------------------------
                                                                     5,866,171
--------------------------------------------------------------------------------

RAILROADS - 0.4%
--------------------------------------------------------------------------------
           30,951   Burlington Northern
                    Santa Fe Corp.                                     893,555
-------------------------------------------------------------------------------
           17,486    CSX Corporation                                   511,466
--------------------------------------------------------------------------------
           31,826    Norfolk Southern Corp.                            588,781
--------------------------------------------------------------------------------
           20,792    Union Pacific Corp.                             1,209,471
--------------------------------------------------------------------------------
                                                                     3,203,273
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.4%
--------------------------------------------------------------------------------
            7,814   Apartment Investment and
                    Management Co.                                    $307,559
--------------------------------------------------------------------------------
           32,585   Equity Office Properties Trust                     897,064
--------------------------------------------------------------------------------
           22,503   Equity Residential                                 658,888
--------------------------------------------------------------------------------
           14,919   Plum Creek Timber Co. Inc.                         379,539
--------------------------------------------------------------------------------
           15,038   Prologis                                           454,900
--------------------------------------------------------------------------------
           15,758   Simon Property Group, Inc.                         686,734
--------------------------------------------------------------------------------
                                                                     3,384,684
--------------------------------------------------------------------------------

RESTAURANTS - 0.6%
--------------------------------------------------------------------------------
           13,445   Darden Restaurants, Inc.                           255,455
--------------------------------------------------------------------------------
          105,024   McDonald's Corporation                           2,472,265
--------------------------------------------------------------------------------
           32,088   Starbucks Corporation(1)                           924,134
--------------------------------------------------------------------------------
            9,283   Wendy's International, Inc.                        299,841
--------------------------------------------------------------------------------
           24,080   Yum! Brands, Inc.(1)                               713,250
--------------------------------------------------------------------------------
                                                                     4,664,945
--------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 2.2%
--------------------------------------------------------------------------------
            8,184   Bear Stearns Companies Inc. (The)                  612,163
--------------------------------------------------------------------------------
            8,852   Federated Investors Inc.                           245,200
--------------------------------------------------------------------------------
           20,816   Franklin Resources, Inc.                           920,275
--------------------------------------------------------------------------------
           38,883   Goldman Sachs Group, Inc. (The)                  3,262,284
--------------------------------------------------------------------------------
           19,503   Janus Capital Group Inc.                           272,457
--------------------------------------------------------------------------------
           19,893   Lehman Brothers Holdings Inc.                    1,374,208
--------------------------------------------------------------------------------
           76,880   Merrill Lynch & Co., Inc.                        4,115,386
--------------------------------------------------------------------------------
           89,491   Morgan Stanley                                   4,515,717
--------------------------------------------------------------------------------
          110,910   Schwab (Charles) Corp.                           1,320,938
--------------------------------------------------------------------------------
           10,283   T. Rowe Price Group Inc.                           424,277
--------------------------------------------------------------------------------
                                                                    17,062,905
--------------------------------------------------------------------------------

SEMICONDUCTOR - 4.3%
--------------------------------------------------------------------------------
           28,287   Advanced Micro Devices, Inc.(1)                    314,269
--------------------------------------------------------------------------------
           38,926   Agilent Technologies, Inc.(1)                      860,654
--------------------------------------------------------------------------------
           31,244   Altera Corp.(1)                                    590,512
--------------------------------------------------------------------------------
           30,126   Analog Devices, Inc.(1)                          1,145,391
--------------------------------------------------------------------------------
          135,910   Applied Materials, Inc.(1)                       2,465,407
--------------------------------------------------------------------------------
           24,802   Applied Micro Circuits Corp.(1)                    120,786
--------------------------------------------------------------------------------
           24,559   Broadcom Corp.(1)                                  653,761
--------------------------------------------------------------------------------
          535,309   Intel Corp.                                     14,726,350
--------------------------------------------------------------------------------
           15,706   KLA-Tencor Corp.(1)                                807,288
--------------------------------------------------------------------------------
           25,745   Linear Technology Corp.                            921,928
--------------------------------------------------------------------------------
           30,880   LSI Logic Corp.(1)                                 277,611
--------------------------------------------------------------------------------
           26,751   Maxim Integrated Products, Inc.                  1,056,665
--------------------------------------------------------------------------------
           50,111   Micron Technology, Inc.(1)                         672,490
--------------------------------------------------------------------------------
           15,266   National Semiconductor Corp.(1)                    492,939
--------------------------------------------------------------------------------
           12,375   Novellus Systems, Inc.(1)                          417,656
--------------------------------------------------------------------------------
           12,964   NVIDIA Corp.(1)                                    206,270
--------------------------------------------------------------------------------
           13,885   PMC-Sierra, Inc.(1)                                183,157
--------------------------------------------------------------------------------
           65,296   QUALCOMM Inc.                                    2,718,925
--------------------------------------------------------------------------------
           15,537   Teradyne, Inc.(1)                                  288,988
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
10

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
          142,382   Texas Instruments Inc.                          $3,246,310
--------------------------------------------------------------------------------
           27,996   Xilinx, Inc.(1)                                    798,166
--------------------------------------------------------------------------------
                                                                    32,965,523
--------------------------------------------------------------------------------

SPECIALTY STORES - 2.4%
--------------------------------------------------------------------------------
           22,488   AutoNation, Inc.(1)                                394,440
--------------------------------------------------------------------------------
            7,299   Autozone Inc.(1)                                   653,479
--------------------------------------------------------------------------------
           24,222   Bed Bath & Beyond Inc.(1)                          924,796
--------------------------------------------------------------------------------
           26,589   Best Buy Co., Inc.(1)                            1,263,509
--------------------------------------------------------------------------------
            9,507   Big Lots Inc.(1)                                   150,306
--------------------------------------------------------------------------------
           17,012   Circuit City Stores-Circuit
                    City Group                                         162,124
--------------------------------------------------------------------------------
           32,530   CVS Corp.                                        1,010,382
--------------------------------------------------------------------------------
          189,185   Home Depot, Inc.                                 6,025,542
--------------------------------------------------------------------------------
           64,544   Lowe's Companies, Inc.                           3,349,834
--------------------------------------------------------------------------------
           25,264   Office Depot, Inc.(1)                              354,959
--------------------------------------------------------------------------------
           13,539   RadioShack Corp.                                   384,643
--------------------------------------------------------------------------------
           40,155   Staples, Inc.(1)                                   953,681
--------------------------------------------------------------------------------
           11,966   Tiffany & Co.                                      446,691
--------------------------------------------------------------------------------
           17,386   Toys 'R' Us, Inc.(1)                               209,154
--------------------------------------------------------------------------------
           84,425   Walgreen Co.                                     2,586,782
--------------------------------------------------------------------------------
                                                                    18,870,322
--------------------------------------------------------------------------------

TELEPHONE - 2.7%
--------------------------------------------------------------------------------
           65,128   AT&T Corp.                                       1,403,508
--------------------------------------------------------------------------------
          151,888   BellSouth Corp.                                  3,596,708
--------------------------------------------------------------------------------
           11,989   CenturyTel Inc.                                    406,307
--------------------------------------------------------------------------------
           23,172   Citizens Communications
                    Company(1)                                         259,758
--------------------------------------------------------------------------------
          138,271   Qwest Communications
                    International Inc.(1)                              470,121
--------------------------------------------------------------------------------
          272,934   SBC Communications Inc.                          6,072,782
--------------------------------------------------------------------------------
           74,085   Sprint Corp.                                     1,118,684
--------------------------------------------------------------------------------
          226,699   Verizon Communications                           7,354,116
--------------------------------------------------------------------------------
                                                                    20,681,984
--------------------------------------------------------------------------------

THRIFTS - 0.5%
--------------------------------------------------------------------------------
           12,437   Golden West Financial Corp.                      1,113,236
--------------------------------------------------------------------------------
           75,970   Washington Mutual, Inc.                          2,990,939
--------------------------------------------------------------------------------
                                                                     4,104,175
--------------------------------------------------------------------------------

TOBACCO - 1.0%
--------------------------------------------------------------------------------
          166,824    Altria Group Inc.                               7,306,892
--------------------------------------------------------------------------------
            6,971    R.J. Reynolds Tobacco
                     Holdings, Inc.                                    275,633
--------------------------------------------------------------------------------
           13,719    UST Inc.                                          482,634
--------------------------------------------------------------------------------
                                                                     8,065,159
--------------------------------------------------------------------------------

Shares/Principal Amount                                        Value
--------------------------------------------------------------------------------

TRUCKING & SHIPPING & AIR FREIGHT - 1.0%
--------------------------------------------------------------------------------
           24,505   FedEx Corporation                               $1,578,857
--------------------------------------------------------------------------------
            5,166   Ryder System, Inc.                                 151,467
--------------------------------------------------------------------------------
           92,433   United Parcel Service, Inc. Cl B                 5,897,226
--------------------------------------------------------------------------------
                                                                     7,627,550
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 0.7%
--------------------------------------------------------------------------------
           25,792   ALLTEL Corp.                                     1,195,201
--------------------------------------------------------------------------------
          221,874   AT&T Wireless Services Inc.(1)                   1,814,930
--------------------------------------------------------------------------------
           85,048   Nextel Communications, Inc.(1)                   1,674,595
--------------------------------------------------------------------------------
           84,545   Sprint Corp. (PCS Group)(1)                        484,444
--------------------------------------------------------------------------------
                                                                     5,169,170
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $767,167,728)                                                756,812,290
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES* - 2.0%

Repurchase Agreement, Morgan  Stanley Group, Inc.,
(U.S. Treasury  obligations),
in a joint trading account  at 0.91%, dated 9/30/03,
due 10/1/03
(Delivery value $14,808,331)                                        14,807,957
--------------------------------------------------------------------------------
       $1,100,000   U.S. Treasury Bills,
                    0.92%, 12/26/03(2)(3)                            1,097,643
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES
(Cost $15,905,539)                                                  15,905,600
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.2%

Repurchase Agreement, Morgan  Stanley Group, Inc.,
(U.S. Treasury  obligations),
in a joint trading account  at 0.91%, dated 9/30/03,
due 10/1/03
(Delivery value $1,792,088)
(Cost $1,792,043)                                                    1,792,043
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $784,865,310)                                               $774,509,933
================================================================================

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          11

Equity Index - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
 EQUITY FUTURES CONTRACTS*

                                                 Underlying Face
      Purchased          Expiration Date     Amount at Value    Unrealized Loss
--------------------------------------------------------------------------------
  64  S&P 500 Futures   December 2003          $15,905,600         $(448,118)
                                           =====================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

--------------------------------------------------------------------------------
 NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin or as
    collateral for futures contracts.

See Notes to Financial Statements.

-----
12

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------
Investment securities, at value (cost of $784,865,310)             $774,509,933
--------------------------------------------------------------------
Cash                                                                  5,446,264
--------------------------------------------------------------------
Dividends and interest receivable                                       889,891
--------------------------------------------------------------------------------
                                                                    780,846,088
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------
Payable for investments purchased                                     5,502,880
--------------------------------------------------------------------
Payable for variation margin on futures contracts                       191,590
--------------------------------------------------------------------
Accrued management fees                                                 207,557
--------------------------------------------------------------------------------
                                                                      5,902,027
--------------------------------------------------------------------------------
NET ASSETS                                                         $774,944,061
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $916,999,300
--------------------------------------------------------------------
Undistributed net investment income                                     279,198
--------------------------------------------------------------------
Accumulated net realized loss on investment transactions          (131,530,942)
--------------------------------------------------------------------
Net unrealized depreciation on investments                         (10,803,495)
--------------------------------------------------------------------------------
                                                                   $774,944,061
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $122,956,296
--------------------------------------------------------------------
Shares outstanding                                                   30,928,052
--------------------------------------------------------------------
Net asset value per share                                                 $3.98
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $651,987,765
--------------------------------------------------------------------
Shares outstanding                                                  163,758,387
--------------------------------------------------------------------
Net asset value per share                                                 $3.98
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

INCOME:
--------------------------------------------------------------------
Dividends                                                          $  5,310,595
--------------------------------------------------------------------
Interest                                                                148,022
--------------------------------------------------------------------------------
                                                                      5,458,617
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                       1,030,716
--------------------------------------------------------------------
Directors' fees and expenses                                              4,989
--------------------------------------------------------------------
Other expenses                                                            2,016
--------------------------------------------------------------------------------
                                                                      1,037,721
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 4,420,896
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized loss on investment transactions                       (23,224,480)
--------------------------------------------------------------------
Change in net unrealized depreciation on investments                103,332,691
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     80,108,211
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $84,529,107
================================================================================

See Notes to Financial Statements.

-----
14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS           SEPT. 30, 2003       MARCH 31, 2003
--------------------------------------------------------------------------------

OPERATIONS
----------------------------------------
Net investment income                      $   4,420,896            $ 6,112,381
----------------------------------------
Net realized loss                            (23,224,480)           (72,582,191)
----------------------------------------
Change in net unrealized depreciation        103,332,691            (68,749,000)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     84,529,107           (135,218,810)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------
From net investment income:
----------------------------------------
  Investor Class                                (667,793)            (1,126,595)
----------------------------------------
  Institutional Class                         (3,529,437)            (4,947,464)
--------------------------------------------------------------------------------
Decrease in net assets from distributions     (4,197,230)            (6,074,059)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase in net assets from capital
share transactions                           253,704,576             23,849,350
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        334,036,453           (117,443,519)
--------------------------------------------------------------------------------

NET ASSETS

Beginning of period                          440,907,608            558,351,127
--------------------------------------------------------------------------------
End of period                               $774,944,061           $440,907,608
================================================================================

Undistributed net investment income             $279,198                $55,532
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the Standard & Poor's
500 Composite Price Index. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into  futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a  realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and  unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                    (continued)

-----
16

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The annual management fee is
0.49% and 0.29% for the Investor and Institutional Classes, respectively.

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the six months ended September 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan Chase
& Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2003, were $398,214,994 and $118,153,233, respectively.

                                                                    (continued)

                                                                          -----
                                                                          17

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                           SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                                    100,000,000
================================================================================
Sold                                                   7,503,777    $28,987,771
--------------------------------------------------
Issued in reinvestment of distributions                  158,440        646,204
--------------------------------------------------
Redeemed                                              (3,347,671)   (12,893,291)
--------------------------------------------------------------------------------

Net increase                                           4,314,546    $16,740,684
================================================================================
YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                                    100,000,000
================================================================================
Sold                                                  13,566,898    $49,261,581
--------------------------------------------------
Issued in reinvestment of distributions                  307,323       1,086,505
--------------------------------------------------
Redeemed                                             (11,011,245)    (39,968,754)
--------------------------------------------------------------------------------
Net increase                                           2,862,976     $10,379,332
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
SHARES AUTHORIZED                                    350,000,000
================================================================================
Sold                                                  81,534,605    $318,811,932
--------------------------------------------------
Issued in reinvestment of distributions                  864,167      3,529,437
--------------------------------------------------
Redeemed                                             (22,123,338)   (85,377,477)
--------------------------------------------------------------------------------
Net increase                                          60,275,434   $236,963,892
================================================================================

YEAR ENDED MARCH 31, 2003
SHARES AUTHORIZED                                    350,000,000
================================================================================
Sold                                                  47,643,172   $172,078,406
--------------------------------------------------
Issued in reinvestment of distributions                1,369,205      4,840,187
--------------------------------------------------
Redeemed                                             (43,629,899)  (163,448,575)
--------------------------------------------------------------------------------
Net increase                                           5,382,478    $13,470,018
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2003.

                                                                    (continued)

-----
18

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

 6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $828,656,951
================================================================================
Gross tax appreciation of investments                             $56,672,908
--------------------------------------------------------------
Gross tax depreciation of investments                            (110,819,926)
--------------------------------------------------------------------------------
Net tax depreciation of investments                              $(54,147,018)
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gain (loss) on certain futures contracts.

At March 31, 2003, the fund had accumulated capital losses of $62,638,656, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011.

The fund had capital loss deferrals of $2,539,213, which represent net capital losses incurred in the five-month period ended March 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                          -----
                                                                          19

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
-------------------------------------------------------------------------------------------------------

                                           2003(1)     2003      2002       2001      2000    1999(2)
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period       $3.39      $4.58     $4.63      $5.99     $5.20     $5.00
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income(3)                  0.02       0.05      0.04       0.05      0.05      0.01
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.59      (1.19)    (0.05)     (1.36)     0.83      0.19
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.61      (1.14)    (0.01)     (1.31)     0.88      0.20
-------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.02)     (0.05)    (0.04)     (0.05)    (0.05)       --
-----------------------------------------
  From Net Realized Gains                     --         --        --         --     (0.04)       --
-------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.02)     (0.05)    (0.04)     (0.05)    (0.09)       --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $3.98      $3.39     $4.58      $4.63     $5.99     $5.20
=======================================================================================================
  TOTAL RETURN(4)                          18.05%    (25.02)%   (0.16)%   (22.04)%   17.17%     4.00%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.49%(5)    0.49%      0.49%      0.49%     0.49%   0.49%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     1.23%(5)    1.24%      0.91%      0.83%     0.94%   1.13%(5)
-----------------------------------------
Portfolio Turnover Rate                        19%      21%         4%        10%       13%         0%
-----------------------------------------
Net Assets, End of Period
(in thousands)                            $122,956  $90,093   $108,760    $71,415   $68,905    $17,010
--------------------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) February 26, 1999 (inception) through March 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

-----
20

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------------
                                                                       INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------
                                          2003(1)        2003         2002        2001         2000       1999(2)
=================================================================================================================
PER-SHARE DATA

Net Asset Value, Beginning of Period       $3.39        $4.58        $4.64        $5.99        $5.20       $5.00
-----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income(3)                  0.03         0.05         0.05         0.06         0.06        0.01
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   0.59        (1.19)       (0.06)       (1.35)        0.84        0.19
-----------------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.62        (1.14)       (0.01)       (1.29)        0.90        0.20
-----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income               (0.03)       (0.05)       (0.05)       (0.06)       (0.07)         --
------------------------------------------
  From Net Realized Gains                     --           --           --           --        (0.04)         --
-----------------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.03)       (0.05)       (0.05)       (0.06)       (0.11)         --
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $3.98        $3.39        $4.58        $4.64        $5.99       $5.20
=================================================================================================================
  TOTAL RETURN(4)                          18.16%      (24.87)%      (0.17)%     (21.72)%      17.43%       4.00%
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                    0.29%(5)        0.29%        0.29%       0.29%         0.29%    0.29%(5)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    1.43%(5)        1.44%        1.11%       1.03%         1.14%    1.33%(5)
------------------------------------------
Portfolio Turnover Rate                       19%          21%           4%         10%           13%          0%
------------------------------------------
Net Assets, End of Period
(in thousands)                           $651,988     $350,815     $449,591    $441,959      $398,560    $264,580
-------------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) February 26, 1999 (inception) through March 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          21

Share Class Information

Two classes of shares are authorized for sale by Equity Index: Investor Class and Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase  in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the  relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
22

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding  election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of  estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          23

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

-----
24

[inside back cover - blank page]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES: 1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0311                                American Century Investment Services, Inc.
SH-SAN-36277N                    (c)2003 American Century Services Corporation

[front cover]

September 30, 2003

American Century
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

Real Estate

[american century logo and text logo (reg.sm) ]

Our Message to You........................................................  1

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III  with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Real Estate fund for the six months ended September 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder and Chairman

/s/James E. Stowers III
James E. Stowers III
Co-Chairman of the Board

                                                                          -----
                                                                          1

Real Estate - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                     SINCE           INCEPTION
                         1 YEAR       5 YEARS      INCEPTION            DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           28.35%        13.04%        13.71%         9/21/1995(1)
--------------------------------------------------------------------------------
MSCI REIT INDEX          25.11%        11.59%        11.97%(2)           --
--------------------------------------------------------------------------------
Institutional Class      28.64%        13.30%         9.89%          6/16/1997
--------------------------------------------------------------------------------
Advisor Class            28.04%          N/A         14.37%          10/6/1998
--------------------------------------------------------------------------------

(1) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and was first offered to the public on 6/16/97.

(2) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 21, 1995

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
----------------------------------------------------------------------------------------
                   1996*    1997     1998     1999     2000     2001     2002     2003
----------------------------------------------------------------------------------------
Investor Class    23.28%   49.58%  -17.62%   -2.94%   21.61%   10.96%    9.78%   28.35%
----------------------------------------------------------------------------------------
MSCI REIT Index   18.27%   40.88%  -14.26%   -5.88%   21.25%   11.62%    8.56%   25.11%
----------------------------------------------------------------------------------------

* From 9/21/95, the Investor Class's inception date. Index data from 9/30/95, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and  principal value will fluctuate, and redemption value may be more or less than original cost.

-----
2

Real Estate - Portfolio Commentary

[photo of Scott Blasdell}

A portfolio commentary from Scott Blasdell, portfolio manager on the Real Estate investment team.

PERFORMANCE SUMMARY

For the six months ended September 30, 2003, the Real Estate fund posted a total return of 24.17%*, outperforming the 23.56% return of its benchmark, the Morgan
Stanley Capital International REIT (MSCI REIT) Index. The fund also outpaced the 18.45% return of  the S&P 500, a broad stock market measure. (See page 2 for additional performance details.)

MARKET REVIEW

U.S. stocks rallied sharply during the  six-month period, rebounding after three years of steady declines. Positive factors included improving economic conditions and positive earnings reports from many public companies. In addition, the federal government approved a fiscal stimulus package that included a tax cut on stock dividends.

YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                                            ANNUALIZED
                                        30-DAY             DISTRIBUTION
                                       SEC YIELD            RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                           4.43%                 2.74%
--------------------------------------------------------------------------------
Institutional Class                      4.63%                 2.94%
--------------------------------------------------------------------------------
Advisor Class                            4.18%                 2.50%
--------------------------------------------------------------------------------

For the six months, many of the major stock indices recorded significant gains.

Real estate investment trusts (REITs) outperformed the overall stock market during the period. With interest rates still near historically low levels,
REITs' relatively high dividend yields and greater stability attracted investors to the sector. REITs also reported better  earnings results.

All segments of the REIT market posted double-digit gains during the period, but hotel REITs were the top performers, benefiting from a nascent recovery in the travel industry.

PORTFOLIO OVERVIEW

The key to the Real Estate fund's outperformance of the MSCI REIT Index was an overweight in hotel companies.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/03               3/31/03
--------------------------------------------------------------------------------
Equity Office
Properties Trust                          8.7%                 10.0%
--------------------------------------------------------------------------------
Prologis(1)                               6.5%                  6.7%
--------------------------------------------------------------------------------
Duke Realty Corporation                   5.6%                  6.4%
--------------------------------------------------------------------------------
Equity Residential                        4.4%                  1.7%
--------------------------------------------------------------------------------
Rouse Company                             4.3%                  6.0%
--------------------------------------------------------------------------------
Hospitality
Properties Trust                          4.0%                    -
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                  4.0%                  4.7%
--------------------------------------------------------------------------------
General Growth
Properties, Inc.                          3.9%                  2.7%
--------------------------------------------------------------------------------
Sun Communities, Inc.                     3.8%                  3.7%
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                          3.6%                  4.4%
--------------------------------------------------------------------------------
(1) Formerly Prologis Trust.

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

                                                                          -----
                                                                          3

Real Estate - Portfolio Commentary

We increased our holdings of hotels from 5% to nearly 12% of the portfolio during the past six months, compared with a 4% weighting in the index.
Non-index hotel holdings such as La Quinta (+104% for the six-month period) and
Hilton Group plc (+40%) were among the top contributors to fund performance.

The portfolio's retail holdings also performed well and contributed the most to overall performance. A resurgence in consumer spending, driven in part by the recent federal tax cuts, helped boost this segment of the REIT sector. We reduced the portfolio's retail holdings during the past six months, taking profits after several years of strong returns. In addition, we shifted away from grocery-anchored shopping centers, which were significantly overvalued in our view, and focused on regional malls, which tend to be more sensitive to consumer spending activity. The fund's larger retail holdings performed the best, including top-ten holdings General Growth Properties (+36%) and Rouse (+23%).

The office and apartment segments lagged the rest of the REIT sector. Demand for office space waned as job growth stalled, while apartment vacancies rose as low interest rates encouraged home-buying instead of renting. We are not enthusiastic about either of these segments, but we have maintained a modest overweight in office REITs because of their relatively high dividend yields.
Among the best contributors to fund performance included office holdings
CarrAmerica Realty (+22%) and  Highwoods Properties (+21%).

FUND ALLOCATION
AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        9/30/03               3/31/03
--------------------------------------------------------------------------------
Office Management                        25.2%                 32.9%
--------------------------------------------------------------------------------
Regional Malls                           18.1%                 17.0%
--------------------------------------------------------------------------------
Multi-Family Residential                 13.4%                 11.2%
--------------------------------------------------------------------------------
Hotels & Leisure                         11.8%                  5.3%
--------------------------------------------------------------------------------
Diversified Companies                    10.8%                  4.6%
--------------------------------------------------------------------------------
Industrial                                6.5%                  7.3%
--------------------------------------------------------------------------------
Neighborhood &
Community Shopping
Centers                                   5.3%                  8.6%
--------------------------------------------------------------------------------
Property Management                       4.4%                    -
--------------------------------------------------------------------------------
Other(1)                                  4.5%                 13.1%
--------------------------------------------------------------------------------
(1) Includes Temporary Cash Investments.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                        9/30/03               3/31/03
--------------------------------------------------------------------------------
Common Stocks                            96.9%                 91.8%
--------------------------------------------------------------------------------
Preferred Stocks                           -                    1.9%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.9%                 93.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.1%                  6.3%
--------------------------------------------------------------------------------

REITs are currently trading at a 15% premium to their underlying property values, more than three times the average premium over the past 10 years. Many
REITs are taking advantage of these high prices to issue equity and expand their property portfolios. In this environment, we are focusing on REITs that stand to benefit the most from an economic recovery.

-----
4

Real Estate - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Shares                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%

DIVERSIFIED COMPANIES - 10.8%
--------------------------------------------------------------------------------
       217,317 Capital Automotive REIT               $    6,630,342
--------------------------------------------------------------------------------
       551,524 Duke Realty Corporation                   16,104,501
--------------------------------------------------------------------------------
       122,600 Lexington Corporate
               Properties Trust                           2,349,016
--------------------------------------------------------------------------------
       124,900 Vornado Realty Trust                       6,000,196
--------------------------------------------------------------------------------
                                                         31,084,055
--------------------------------------------------------------------------------
HEALTH CARE - 0.9%
--------------------------------------------------------------------------------
       100,300 Universal Health Realty
               Income Trust                               2,723,145
--------------------------------------------------------------------------------
HOTELS & LEISURE - 11.8%
--------------------------------------------------------------------------------
       685,500 Equity Inns Inc.                           5,161,815
--------------------------------------------------------------------------------
     1,287,100 Hilton Group plc ORD                       3,845,140
--------------------------------------------------------------------------------
       327,100 Hospitality Properties Trust              11,474,668
--------------------------------------------------------------------------------
       240,500 Host Marriott Corp.(1)                     2,580,565
--------------------------------------------------------------------------------
       345,700 Innkeepers USA Trust                       3,007,590
--------------------------------------------------------------------------------
       156,400 InterContinental Hotels
               Group plc ORD                              1,247,697
--------------------------------------------------------------------------------
       407,800 La Quinta Corp.(1)                         2,540,594
--------------------------------------------------------------------------------
        65,155 Orient Express Hotels(1)                   1,016,418
--------------------------------------------------------------------------------
       339,800 Winston Hotels Inc.                        3,092,180
--------------------------------------------------------------------------------
                                                         33,966,667
--------------------------------------------------------------------------------
INDUSTRIAL - 6.5%
--------------------------------------------------------------------------------
       617,110 Prologis                                  18,667,578
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES - 0.5%
--------------------------------------------------------------------------------
        50,000 Sunrise Senior Living, Inc.(1)             1,311,500
--------------------------------------------------------------------------------
MULTI-FAMILY RESIDENTIAL - 13.4%
--------------------------------------------------------------------------------
       390,017 Archstone-Smith Trust                     10,288,648
--------------------------------------------------------------------------------
       431,400 Equity Residential                        12,631,392
--------------------------------------------------------------------------------
        92,900 Manufactured Home
               Communities, Inc.                          3,639,822
--------------------------------------------------------------------------------
       114,800 Mid-America Apartment
               Communities Inc.                           3,464,664
--------------------------------------------------------------------------------
       313,500 Post Properties Inc.                       8,536,605
--------------------------------------------------------------------------------
                                                         38,561,131
--------------------------------------------------------------------------------
NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS - 5.3%
--------------------------------------------------------------------------------
       190,800 Federal Realty Investors Trust             7,032,888
--------------------------------------------------------------------------------
       147,912 Regency Centers Corp.                      5,450,557
--------------------------------------------------------------------------------
       203,925 Urstadt Biddle Properties Inc.             2,752,988
--------------------------------------------------------------------------------
                                                         15,236,433
--------------------------------------------------------------------------------

Shares                                                     Value
--------------------------------------------------------------------------------
OFFICE MANAGEMENT - 25.2%
--------------------------------------------------------------------------------
        80,420 Alexandria Real
               Estate Equities Inc.                   $   3,862,573
--------------------------------------------------------------------------------
       383,600 CarrAmerica Realty Corp.                  11,450,460
-------------------------------------------------------------------------------
       422,400 Crescent Real
               Estate Equities Co.                        6,124,800
-------------------------------------------------------------------------------
       908,748 Equity Office Properties Trust            25,017,831
-------------------------------------------------------------------------------
       434,186 Highwoods Properties, Inc.                10,359,678
-------------------------------------------------------------------------------
       170,900 Mack-Cali Realty Corp.                     6,699,280
-------------------------------------------------------------------------------
       276,700 Maguire Properties, Inc.                   5,672,350
-------------------------------------------------------------------------------
       237,400 Trizec Properties Inc.                     2,910,524
-------------------------------------------------------------------------------
                                                         72,097,496
-------------------------------------------------------------------------------
PROPERTY MANAGEMENT - 4.4%
-------------------------------------------------------------------------------
        93,200 Jones Lang LaSalle Inc.(1)                 1,724,200
-------------------------------------------------------------------------------
       278,985 Sun Communities, Inc.                     10,992,009
-------------------------------------------------------------------------------
                                                         12,716,209
-------------------------------------------------------------------------------
REGIONAL MALLS - 18.1%
-------------------------------------------------------------------------------
        12,600 Crown American Realty Trust                  149,940
-------------------------------------------------------------------------------
       157,700 General Growth Properties, Inc.           11,307,090
-------------------------------------------------------------------------------
       120,831 Macerich Company (The)                     4,561,370
-------------------------------------------------------------------------------
       138,707 Mills Corp.                                5,458,120
-------------------------------------------------------------------------------
       196,878 Pennsylvania Real Estate
               Investment Trust                           6,585,569
-------------------------------------------------------------------------------
       294,200 Rouse Company                             12,268,141
-------------------------------------------------------------------------------
       234,900 Simon Property Group, Inc.                10,236,942
-------------------------------------------------------------------------------
        66,100 Taubman Centers Inc.                       1,295,560
-------------------------------------------------------------------------------
                                                         51,862,732
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $242,329,368)                                     278,226,946
-------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.1%

Repurchase Agreement, Goldman Sachs
amp; Co., (U.S. Treasury obligations),
in a joint trading account at 0.90%,
dated 9/30/03, due 10/1/03
(Delivery value $8,900,223)
(Cost $8,900,000)                                        8,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES - 100.0%
(Cost $251,229,368)                                   $287,126,946
================================================================================
NOTES TO SCHEDULE OF INVESTMENTS

ORD = Foreign Ordinary Share

REIT = Real Estate Investment Trust

(1)Non-income producing.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $251,229,368)       $287,126,946
--------------------------------------------------------
Cash                                                            1,666,670
--------------------------------------------------------
Receivable for investments sold                                16,098,434
--------------------------------------------------------
Receivable for capital shares sold                                814,673
--------------------------------------------------------
Dividends and interest receivable                               1,290,971
--------------------------------------------------------------------------
                                                              306,997,694
--------------------------------------------------------------------------
LIABILITIES

Payable for investments purchased                              11,780,002
--------------------------------------------------------
Accrued management fees                                           258,606
--------------------------------------------------------
Distribution fees payable                                           7,973
--------------------------------------------------------
Service fees payable                                                7,973
--------------------------------------------------------------------------
                                                               12,054,554
--------------------------------------------------------------------------
NET ASSETS                                                   $294,943,140
==========================================================================
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                      $259,756,842
--------------------------------------------------------
Undistributed net investment income                             2,229,030
--------------------------------------------------------
Accumulated net realized loss on investment transactions      (2,944,265)
--------------------------------------------------------
Net unrealized appreciation on investments                     35,901,533
--------------------------------------------------------------------------
                                                             $294,943,140
==========================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------
Net assets                                                   $214,700,039
--------------------------------------------------------
Shares outstanding                                             11,076,596
--------------------------------------------------------
Net asset value per share                                          $19.38
--------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------
Net assets                                                    $39,465,234
--------------------------------------------------------
Shares outstanding                                              2,034,092
--------------------------------------------------------
Net asset value per share                                          $19.40
--------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------
Net assets                                                    $40,777,867
--------------------------------------------------------
Shares outstanding                                              2,103,623
--------------------------------------------------------
Net asset value per share                                          $19.38
--------------------------------------------------------------------------

See Notes to Financial Statements.

-----
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

INCOME:
--------------------------------------------------------
Dividends (net of foreign taxes withheld of $15,933)         $  6,366,103
--------------------------------------------------------
Interest                                                           51,920
--------------------------------------------------------------------------
                                                                6,418,023
--------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------
Management fees                                                 1,307,293
--------------------------------------------------------
Distribution fees - Advisor Class                                  35,191
--------------------------------------------------------
Service fees - Advisor Class                                       35,191
--------------------------------------------------------
Directors' fees and expenses                                        2,242
--------------------------------------------------------
Other expenses                                                        850
--------------------------------------------------------------------------
                                                                1,380,767
--------------------------------------------------------------------------

NET INVESTMENT INCOME                                           5,037,256
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN

Net realized gain on investment transactions                   18,950,675
--------------------------------------------------------
Change in net unrealized appreciation on investments           24,841,665
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               43,792,340
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $48,829,596
==========================================================================

See Notes to Financial Statements.

                                                                         -----
                                                                         7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     SEPT. 30, 2003   MARCH 31, 2003

OPERATIONS

Net investment income                     $   5,037,256    $   9,022,262
--------------------------------------
Net realized gain (loss)                     18,950,675       (2,190,580)
--------------------------------------
Change in net unrealized appreciation        24,841,665       (7,311,149)
------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations             48,829,596         (479,467)
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
--------------------------------------
  Investor Class                             (2,644,080)      (4,460,713)
--------------------------------------
  Institutional Class                          (505,406)        (742,377)
--------------------------------------
  Advisor Class                                (409,843)        (664,754)
------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (3,559,329)      (5,867,844)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                   72,125,708       43,231,919
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                  117,395,975       36,884,608

NET ASSETS

Beginning of period                         177,547,165      140,662,557
------------------------------------------------------------------------------
End of period                              $294,943,140     $177,547,165
==============================================================================

Undistributed net investment income          $2,229,030         $751,103
==============================================================================

See Notes to Financial Statements.

-----
8

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital  Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital appreciation with income as a secondary objective. The fund seeks to achieve its objective by investing  primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There are certain additional risks involved with investing in the fund, as compared to investing in a more diversified portfolio of investments.
The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder  servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net  realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of  discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to  criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction  be transferred to the custodian in a manner sufficient to enable the fund to obtain those  securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an  Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with  other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S.
Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net  realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

                                                                          -----
                                                                          9

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified  management fee per class. The
Agreement  provides that all expenses of the fund, except  brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is  computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The effective annual management fee for the six months ended September 30, 2003 was 1.17%,
0.97%, and 0.92% for the Investor, Institutional and Advisor Classes,
respectively.

The annual management fee schedule for each class of the fund is as follows:

                                   INVESTOR      INSTITUTIONAL         ADVISOR
                                     CLASS           CLASS              CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $100,000,000                  1.20%            1.00%              0.95%
--------------------------------------------------------------------------------
Over $100,000,000                   1.15%            0.95%              0.90%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor
Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%.
The fees are computed daily and paid monthly in arrears based on the Advisor
Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended
September 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or  directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in  accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. During the six months ended September
30, 2003, the fund invested in a money market fund for  temporary purposes, which was managed by JPMIM. The fund has a bank line of credit agreement with JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2003, were $267,790,029 and $200,850,003, respectively.

(continued)

-----
10

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                 SHARES             AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                             30,000,000
================================================================================
Sold                                           6,149,446       $110,841,382
--------------------------------------------
Issued in reinvestment of distributions          132,703          2,427,474
--------------------------------------------
Redeemed                                      (3,725,939)       (67,406,865)
--------------------------------------------------------------------------------
Net increase                                   2,556,210      $  45,861,991
================================================================================
YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                             50,000,000
================================================================================
Sold                                           9,678,331       $152,863,476
--------------------------------------------
Issued in reinvestment of distributions          252,353          4,004,445
--------------------------------------------
Redeemed                                      (8,045,925)      (124,728,214)
--------------------------------------------------------------------------------
Net increase                                   1,884,759      $  32,139,707
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                             12,500,000
================================================================================
Sold                                             954,801        $17,184,896
--------------------------------------------
Issued in reinvestment of distributions           27,347            501,074
--------------------------------------------
Redeemed                                        (422,850)        (7,554,700)
--------------------------------------------------------------------------------
Net increase                                     559,298        $10,131,270
================================================================================
YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                             12,500,000
================================================================================
Sold                                           1,266,104        $20,174,333
--------------------------------------------
Issued in reinvestment of distributions           46,698            741,060
--------------------------------------------
Redeemed                                        (842,689)       (13,144,349)
--------------------------------------------------------------------------------
Net increase                                     470,113       $  7,771,044
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003

SHARES AUTHORIZED                             12,500,000
================================================================================
Sold                                           1,307,021        $23,914,062
--------------------------------------------
Issued in reinvestment of distributions           22,100            406,271
--------------------------------------------
Redeemed                                        (443,058)        (8,187,886)
--------------------------------------------------------------------------------
Net increase                                     886,063        $16,132,447
================================================================================
YEAR ENDED MARCH 31, 2003

SHARES AUTHORIZED                             12,500,000
================================================================================
Sold                                           1,096,108        $17,202,424
--------------------------------------------
Issued in reinvestment of distributions           41,308            654,892
--------------------------------------------
Redeemed                                        (953,205)       (14,536,148)
--------------------------------------------------------------------------------
Net increase                                     184,211       $  3,321,168
================================================================================

(continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or  emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2003.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $252,705,322
================================================================================
Gross tax appreciation of investments                              $35,550,228
----------------------------------------------------------------
Gross tax depreciation of investments                              (1,128,604)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $34,421,624
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received from Real Estate Investment
Trust securities.

As of March 31, 2003, the fund had accumulated capital losses of $19,321,016, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2007 through 2009.

The fund incurred net capital losses incurred in the five-month period ended
March 31, 2003, of $1,097,970. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
                                     2003(1)      2003        2002        2001        2000        1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period                  $15.83      $16.22      $14.00      $11.74      $12.10      $16.12
---------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(2)             0.39        0.85        0.78        0.71        0.74        0.73
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          3.42       (0.70)       2.00        2.14       (0.41)      (4.09)
---------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations                3.81        0.15        2.78        2.85        0.33       (3.36)
---------------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income          (0.26)      (0.54)      (0.56)      (0.59)      (0.69)      (0.54)
----------------------------------
  From Net Realized Gains                -           -           -           -           -        (0.12)
---------------------------------------------------------------------------------------------------------
  Total Distributions                 (0.26)      (0.54)      (0.56)      (0.59)      (0.69)      (0.66)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $19.38      $15.83      $16.22      $14.00      $11.74      $12.10
=========================================================================================================
  TOTAL RETURN(3)                     24.17%       0.93%      20.23%      24.57%       2.87%     (21.04)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                  1.17%(4)    1.18%       1.20%       1.19%       1.20%       1.20%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  4.30%(4)    5.41%       5.18%       5.32%       5.95%       5.41%
----------------------------------
Portfolio Turnover Rate                  90%        162%        156%        242%        102%         66%
----------------------------------
Net Assets, End of Period
(in thousands)                        $214,700   $134,898    $107,599     $74,776     $73,812    $110,285
----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          13

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------
                                   2003(1)      2003         2002        2001         2000         1999
PER-SHARE DATA

Net Asset Value,
Beginning of Period               $15.85      $16.23       $14.01      $11.75       $12.11       $16.12
----------------------------------------------------------------------------------------------------------

Income From Investment
Operations
---------------------------------
  Net Investment Income(2)          0.40        0.89         0.80        0.73         0.75         0.78
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                       3.43       (0.70)        2.01        2.15        (0.38)       (4.09)
----------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations             3.83        0.19         2.81        2.88         0.37        (3.31)
----------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income       (0.28)      (0.57)       (0.59)      (0.62)       (0.73)       (0.58)
---------------------------------
  From Net Realized Gains             -           -            -           -            -         (0.12)
----------------------------------------------------------------------------------------------------------
  Total Distributions              (0.28)      (0.57)       (0.59)      (0.62)       (0.73)       (0.70)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $19.40      $15.85       $16.23      $14.01       $11.75       $12.11
==========================================================================================================
  TOTAL RETURN(3)                  24.26%       1.19%       20.45%      24.80%        3.18%      (20.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets               0.97%(4)    0.98%        1.00%       0.99%        1.00%        1.00%
---------------------------------
Ratio of Net Investment
Income to Average Net Assets        4.50%(4)    5.61%        5.38%       5.52%        6.15%        5.61%
---------------------------------
Portfolio Turnover Rate               90%        162%         156%        242%         102%          66%
---------------------------------
Net Assets, End of Period
(in thousands)                      $39,465    $23,371      $16,305     $12,390      $15,457      $26,315
----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

-----
   14

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
                                   2003(1)      2003        2002        2001        2000         1999(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                $15.83      $16.22      $14.00      $11.74       $12.10        $12.22
----------------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income(3)           0.37        0.81        0.74        0.68         0.75          0.43
---------------------------------
  Net Realized and Unrealized
  Gain (Loss)                        3.42       (0.70)       2.00        2.14        (0.45)        (0.15)
----------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations              3.79        0.11        2.74        2.82         0.30          0.28
----------------------------------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income        (0.24)      (0.50)      (0.52)      (0.56)       (0.66)        (0.28)
---------------------------------
  From Net Realized Gains             -           -           -           -            -           (0.12)
----------------------------------------------------------------------------------------------------------
  Total Distributions               (0.24)      (0.50)      (0.52)      (0.56)       (0.66)        (0.40)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $19.38      $15.83      $16.22      $14.00       $11.74        $12.10
==========================================================================================================
  TOTAL RETURN(4)                   24.01%       0.69%      19.93%      24.28%        2.62%         2.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets              1.42%(5)     1.43%       1.45%       1.44%        1.45%        1.45%(5)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets              4.05%(5)     5.16%       4.93%       5.07%        5.70%        5.16%(5)
---------------------------------
Portfolio Turnover Rate              90%         162%        156%        242%         102%          66%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                     $40,778     $19,278     $16,759      $9,046       $5,353         $449
----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2003 (unaudited).

(2) October 6, 1998 (commencement of sale) through March 31, 1999.

(3) Computed using averages shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Share Class Information

Three classes of shares are authorized for sale by Real Estate: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Advisor
Class shares is higher than that of Investor Class; the total expense ratio of
Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

-----
   16

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are  not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax  payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          17

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The MORGAN STANLEY CAPITAL INTERNATIONAL REAL ESTATE INVESTMENT TRUST (MSCI
REIT) INDEX is a market value-weighted index that tracks the daily stock prices performance of equity securities of the most actively traded REITs.

-----
18

Notes

                                                                          -----
                                                                          19

Notes

-----
20

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0311                                American Century Investment Services, Inc.
SH-SAN-36278N                    (c)2003 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

        Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable prior to annual filings for fiscal years ending after
        December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  Not applicable for semiannual report filings.

(b)  Separate certifications by the registrant's principal executive officer and principal financial officer,  pursuant to Section 302 of the Sarbanes-Oxley
     Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(c)  A  certification  by the  registrant's  chief  executive  officer and chief financial  officer,  pursuant to Section 906 of the  Sarbanes-Oxley  Act of
     2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Capital Portfolios, Inc.

By:    /s/ William M. Lyons
       ----------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 24, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
      -----------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  November 24, 2003

By:   /s/ Maryanne L. Roepke
      -----------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  November 24, 2003